As filed with the Securities and Exchange Commission on November 10, 2008

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 163                     [X]

                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 163                            [X]

                                DWS ADVISOR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                    (Address of Principal Executive Offices)

                                 (212) 454-6778
                         (Registrant's Telephone Number)

                   John Millette, Vice President and Secretary
                                One Beacon Street
                                Boston, MA 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                             New York, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

|___|    immediately upon filing pursuant to paragraph (b) of Rule 485
| X |    on November 11, 2008 pursuant to paragraph (b) of Rule 485
|___|    60 days after filing pursuant to paragraph (a)(1) of Rule 485(a)
|___|    on ___________ pursuant to paragraph (a)(1) of Rule 485
|___|    75 days after filing pursuant to paragraph (a)(2) of Rule 485
|___|    on ___________ pursuant to paragraph  (a)(2) of Rule 485

If appropriate, check the following box:

|___| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

This post-effective amendment contains the prospectus and Statement of Additional Information relating to the following series of the registrant:

o        Tax Free Money Fund Investment-Institutional Shares

This post-effective amendment is not intended to update or amend any other prospectuses or Statements of Additional Information of the registrant's other series or classes.

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------


Cash Account Trust                      DWS Money Market Prime Series
   Government & Agency                  DWS Money Market Series
     Securities Portfolio               Investors Cash Trust
   Money Market Portfolio                  Treasury Portfolio
   Tax-Exempt Portfolio                 NY Tax Free Money Fund
Cash Management Fund Institutional      Tax-Exempt California Money Market Fund
Cash Reserve Fund, Inc.                 Tax Free Money Fund Investment
   Prime Series
Cash Reserves Fund Institutional

--------------------------------------------------------------------------------

The following information supplements similar disclosure regarding the schedule for posting portfolio holdings in the "Other Policies and Risks -- For more information" section of each fund's/portfolio's prospectuses:

Given current market conditions, a complete list of the fund's/portfolio's portfolio holdings is posted daily on either www.dws-investments.com or www.moneyfunds.deam-us.db.com as of the end of the previous business day. The frequency of posting portfolio holdings may be changed at any time.












               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group
October 27, 2008
MONEY-3603

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------


Cash Account Trust                       DWS Money Market Prime Series
   Government & Agency                   DWS Money Market Series
     Securities Portfolio                Investors Cash Trust
   Money Market Portfolio                   Treasury Portfolio
   Tax-Exempt Portfolio                  NY Tax Free Money Fund
Cash Management Fund Institutional       Tax-Exempt California Money Market Fund
Cash Reserve Fund, Inc.                  Tax Free Money Fund Investment
   Prime Series
Cash Reserves Fund Institutional

--------------------------------------------------------------------------------

Important Information Regarding Each of the Above-Noted Funds/Portfolios

The U.S. Department of the Treasury (the "Treasury") has established a Temporary Guarantee Program for Money Market Funds (the "Program"). The Fund/Portfolio has applied to participate in the Program. The Fund's/Portfolio's participation in the Program is not certain until the Treasury reviews and accepts the Fund's/Portfolio's application materials.

The Program is designed to protect the value of accounts in the Fund/Portfolio as of the close of business on September 19, 2008. According to the terms of the Program, any investment made by a shareholder after September 19, 2008 in excess of the amount held in the account as of the close of business on that date will not be covered by the Program. Any purchase of shares of the Fund's/Portfolio's for an account opened after September 19, 2008 will also not be covered under the Program. The Program guarantee will apply to the lesser of (i) the number of shares held in an account as of the close of business on September 19, 2008, or
(ii) the number of shares held in the account on the date the Program guarantee is triggered. Subject to certain conditions and limitations, the Program guarantee is triggered if the Fund's/Portfolio's net asset value per share




                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group

October 16, 2008
MONEY-3602
falls below $0.995 -- which is commonly referred to as "breaking the buck" -- and the Fund/Portfolio is liquidated. Guarantee payments under the Program will not exceed the amount available within the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. As of the date of this supplement, ESF assets are approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund/Portfolio will bear the expenses of participating in the Program. The Program is set to terminate on December 18, 2008, unless extended by the Treasury. The Treasury may extend the program through the close of business on September 18, 2009. If the Program is extended beyond December 18, 2008, the Fund/Portfolio would need to pay an additional fee and there can be no assurances that the Fund/Portfolio will continue to participate.

Neither this prospectus supplement, the above-referenced prospectuses, DWS Funds nor Deutsche Investment Management Americas Inc., the Fund's investment advisor, are in any manner approved, endorsed, sponsored or authorized by the Treasury. As of the date of this prospectus supplement, additional information about the Program, including the consequences of the Fund's/Portfolio's triggering the Program guarantee, is available at http://www.ustreas.gov.











               Please Retain This Supplement for Future Reference




October 16, 2008
MONEY-3602

                                                  TAX FREE MONEY FUND INVESTMENT
                                                           INSTITUTIONAL SHARES

                                                                      PROSPECTUS

                                                              November 11, 2008


                                [GRAPHIC OMITTED]



As with all mutual funds, the
Securities and Exchange
Commission (SEC) does not
approve or disapprove these
shares or determine whether
the information in this
prospectus is truthful or
complete. It is a criminal
offense for anyone to inform                    Deutsche Asset Management [LOGO]
you otherwise.                               A Member of the Deutsche Bank Group

CONTENTS





  3      The Fund's Main Investment
         Strategy
  5      The Main Risks of Investing in
         the Fund
  8      The Fund's Performance
         History
  9      How Much Investors Pay
 10      Other Policies and Risks
 11      Who Manages and Oversees
         the Fund


 13      Financial Highlights
 14      Buying and Selling Fund
         Shares
 16      Policies You Should Know
         About
 28      Understanding Distributions
         and Taxes
 30      Appendix

                                        Institutional Shares
  fund number                           359

    TAX FREE MONEY FUND INVESTMENT




            THE FUND'S MAIN INVESTMENT STRATEGY

            The fund seeks a high level of current income exempt from Federal income taxes consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. Under normal conditions, the fund invests at least 80% of its assets in investments the income from which is excluded from Federal income taxes.

            Normally, the fund will not invest in municipal obligations that pay interest that is subject to the federal alternative minimum tax.

            While the fund's Advisor gives priority to earning income and maintaining the value of the fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

            The fund maintains a dollar-weighted average maturity of 90 days or less. The fund is managed in accordance with Rule 2a-7 under the
               Investment Company Act of 1940, as amended.

            The fund follows policies designed to maintain a stable share price:

            - Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The fund may also invest in securities that have features that have the effect of reducing their maturities to 397 days or less at the time of purchase.

            - The fund buys short-term municipal obligations that at the time of purchase:

               - have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs) or one NRSRO if that NRSRO is the only NRSRO that rates such obligations;


                                             Tax Free Money Fund Investment  | 3

               - are unrated, but are deemed by the Advisor to be of comparable quality to one of the two highest short-term ratings; or

               - have no short-term rating, but are rated in one of the top three highest long-term rating categories by a NRSRO or are deemed by the Advisor to be of comparable quality.


            Principal investments

            The fund primarily invests in the following types of investments:

            - Municipal trust receipts ("MTRs"). MTRs are sometimes called municipal asset-backed securities, synthetic short-term derivatives, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs may be issued as fixed or variable rate instruments. These trusts are organized so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. The fund may invest up to 50% of its net assets in MTRs. An additional 10% of the fund's net assets may be invested in MTRs on a temporary basis at the Advisor's discretion to manage inflows into the fund.

            - General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

            - Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works projects the bonds are financing, but are not generally backed by the issuer's taxing power.

            - Tax-exempt commercial paper, which is tax-exempt debt of borrowers that typically matures in 270 days or less.

            - Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

4 | Tax Free Money Fund Investment

            - Municipal obligations backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

            - Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The fund may also invest in bonds that have features that reduce their maturities on their purchase date.

            - Tax-exempt private activity bonds, which are revenue bonds that finance non-governmental activities, such as private industry construction and which meet certain tax law requirements.

            Working in consultation with the portfolio managers, a credit team screens potential securities and develops a list of those that the fund may buy. The portfolio managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The portfolio managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


            THE MAIN RISKS OF INVESTING IN THE FUND

            There are several risk factors that could reduce the yield you get from the fund or cause the fund's performance to trail that of other investments.

            INTEREST RATE RISK. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. To minimize such price fluctuations, the fund limits the dollar-weighted average maturity of the securities held by the fund to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term investments. Income earned on floating or variable rate securities may vary as interest rates decrease or increase.


                                             Tax Free Money Fund Investment  | 5

            CREDIT RISK. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To reduce credit risk, the fund only buys high quality securities. Also, the fund only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

            MARKET RISK. Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

            SECURITY SELECTION RISK. While the fund invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the fund invests will not perform as expected. This could cause the fund's returns to lag behind those of similar money market mutual funds.

            MUNICIPAL TRUST RECEIPTS RISK. The fund's investment in MTRs is subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the fund.


6 | Tax Free Money Fund Investment

            An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the fund.



                                             Tax Free Money Fund Investment  | 7

THE FUND'S PERFORMANCE HISTORY

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance of the fund has varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. The "total return" of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period. All figures include the effects of the fund's expenses and assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. To learn the current yield, investors may call
(800) 730-1313.


Institutional Shares commenced operations on or about November 11, 2008. In the bar chart and table below, the performance figures reflect the historical performance of the fund's original share class, Tax Free Money Fund Investment
- Premier Shares. Institutional Shares are invested in the same portfolio of securities as Tax Free Money Fund Investment - Premier Shares and would have had substantially similar performance. Performance would differ only to the extent that Institutional Shares and Tax Free Money Investment - Premier Shares do not have the same fees and expenses. Tax Free Money Fund Investment - Premier Shares are offered in a separate prospectus.


Tax Free Money Fund Investment

ANNUAL TOTAL RETURN (%) AS OF 12/31 EACH YEAR - Premier Shares

[BAR GRAPHIC OMITTED]

[BAR GRAPHIC DATA:]

 2.75      2.54      3.35      2.08      0.72      0.33      0.49      1.72      2.71      2.96
 1998      1999      2000      2001      2002      2003      2004      2005      2006      2007






2008 TOTAL RETURN AS OF SEPTEMBER 30: 1.27%
For the periods included in the bar chart:
BEST QUARTER: 0.88%, Q4 2000                WORST QUARTER: 0.04%, Q3 2003



AVERAGE ANNUAL TOTAL RETURNS (%) as of 12/31/2007



      1 YEAR           5 YEARS      10 YEARS
       2.96              1.64         1.96


Total returns would have been lower if operating expenses hadn't been reduced.

8 | Tax Free Money Fund Investment

HOW MUCH INVESTORS PAY

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.


FEE TABLE                                      INSTITUTIONAL SHARES
 SHAREHOLDER FEES, paid directly from
 your investment                                       None
______________________________________

 ANNUAL OPERATING EXPENSES, deducted
 from fund assets
______________________________________                _____
 Management Fee                                        0.15%
 Distribution/Service (12b-1) Fee                      None
 Other Expenses1                                       0.18

 TOTAL ANNUAL OPERATING EXPENSES                       0.33



1 "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%. "Other Expenses" have been estimated for the current fiscal year since no Institutional Shares were issued as of the fund's fiscal year end. Actual expenses may be different. Includes costs of shareholder servicing, custody and similar expenses, which may vary with fund size and other factors.

Based on the costs above, this example helps you compare the expenses of the Institutional Shares to those of other mutual funds. This example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.




1 YEAR           3 YEARS      5 YEARS      10 YEARS
 $34               $106         $185         $418




                                             Tax Free Money Fund Investment  | 9

OTHER POLICIES AND RISKS

           While the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

           - Although major changes tend to be infrequent, the fund's Board could change the fund's investment objective without seeking shareholder approval. However, the Fund's policy of investing at least 80% of its assets in investments the income from which is excluded from Federal income taxes cannot be changed without shareholder approval.


           - As a temporary defensive measure, the fund could shift more than 20% of assets into high quality money market investments that are subject to Federal income tax. This could prevent losses, but, while engaged in a temporary defensive position, the fund will not be pursuing its investment objective. However, portfolio management may choose not to use these strategies for various reasons, even in volatile market conditions. Temporary investments may be taxable.



           For more information

           This prospectus doesn't tell you about every policy or risk of investing in the fund.

           If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

           Keep in mind that there is no assurance that the fund will achieve its objective.




10 | Other Policies and Risks

           A complete list of the fund's portfolio holdings is posted twice each month on www.dws-investments.com (the Web site does not form a part of this prospectus). Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. The posted portfolio holdings information is available by fund and generally remains accessible at least until the date on which the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The fund also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities and risk characteristics of the portfolio. The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.



WHO MANAGES AND OVERSEES THE FUND


           The investment advisor

           Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), with headquarters at 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund. Under the oversight of the Board, the Advisor makes investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. The Advisor provides a full range of global investment advisory services to institutional and retail clients.

           DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, DIMA and DWS Trust Company.

           Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major

                                         Who Manages and Oversees the Fund  | 11
           investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

           The Advisor is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

           MANAGEMENT FEE. The Advisor receives a management fee from the fund. Below is the actual rate paid by the fund for the most recent fiscal year, as a percentage of the fund's average daily net assets.


FUND NAME                                       FEE PAID
  Tax Free Money Fund Investment                  0.15%


           A discussion regarding the basis for the Board's approval of the fund's investment management agreement is contained in the shareholder report for the annual period ended December 31 (see "Shareholder reports" on the back cover).


           Under a separate administrative services agreement between the fund and the Advisor, the fund pays the Advisor a fee for providing most of the fund's administrative services.


           TRANSFER AGENT. DWS Investments Service Company ("DISC"), also an affiliate of DIMA, serves as the fund's transfer agent. DISC, or your financial advisor, performs the functions necessary to establish and maintain your account.

           Besides setting up the account and processing your purchase and sale orders, these functions include:

           -  keeping accurate, up-to-date records for your individual account;

           - implementing any changes you wish to make in your account information;

           - processing your requests for cash dividends and distributions from the fund; and

           - answering your questions on the fund's investment performance or administration.

           DISC delegates certain of these functions to a third party.



12 | Who Manages and Oversees the Fund

           Financial advisors include brokers or any bank, dealer or any other financial institutions that have sub-shareholder servicing agreements with DISC. Financial advisors may charge additional fees to investors only for those services not otherwise included in the DISC servicing agreement, such as cash management or special trust or retirement investment reporting.

           The portfolio managers

           A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.



FINANCIAL HIGHLIGHTS

           Since the share class is newly offered, financial highlights information is not available.



                                                      Financial Highlights  | 13

BUYING and SELLING Fund Shares

How to contact the Service Center

  BY PHONE:             (800) 730-1313

  FIRST INVESTMENT      Deutsche Asset Management
  BY MAIL:              c/o DWS Investments
                        PO Box 219356
                        Kansas City, MO 64121-9356

  ADDITIONAL            Deutsche Asset Management
  INVESTMENTS BY        c/o DWS Investments
  MAIL:                 PO Box 219154
                        Kansas City, MO 64121-9154

  BY EXPRESS            Deutsche Asset Management
  REGISTERED OR         c/o DWS Investments
  CERTIFIED MAIL:       210 W. 10th Street
                        Kansas City, MO 64105-1614


Investment minimum

  TO OPEN AN           $ 100,000
  ACCOUNT

  MINIMUM ACCOUNT      $  50,000
  BALANCE


           Accounts opened through a financial advisor may have different minimum investment amounts.

           Shares of the fund may be offered to directors and trustees of any mutual fund advised or administered by DIMA or its affiliates, employees of Deutsche Bank AG, their spouses and minor children, or institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG without regard to the minimum investment required. The fund reserves the right to modify the above eligibility requirements and investment minimum at any time.


14 | Buying and Selling Fund Shares

           How to open your account

  MAIL: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.)
                     Mail the completed application along with a check payable to the fund you have selected to the Service
                     Center. Be sure to include the fund number. The applicable addresses are shown under "How to contact the Service Center."

  WIRE:              Call the Service Center to set up a wire account.

  FUND NAME AND      Please use the complete fund name. Refer to the
  FUND NUMBER:       start of "The Fund's Main Investment Strategy" above
                     for the fund number.


           Please note that your account cannot become activated until we receive a completed account application.


           How to BUY and SELL shares

           MAIL:

           BUYING: Send your check, payable to the fund you have selected, to the Service Center. Be sure to include the fund number and your account number on your check. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management" and include your account number, the names and numbers of each fund you have selected, and the dollar amount or percentage you would like invested in each fund. Mailing addresses are shown under "How to contact the Service Center."

           SELLING: Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. In certain circumstances, a signature guarantee may be required to sell shares of the fund by mail. For information about a signature guarantee, see "Signature Guarantee." Unless exchanging into another Deutsche Asset Management fund or DWS fund, you must submit a written authorization to sell shares in a retirement account.

           For more information on how to buy or sell shares by mail, refer to "Policies about transactions - Transaction Processing" below.


                                            Buying and Selling Fund Shares  | 15

           WIRE:

           BUYING: You may buy shares by wire only if your account is authorized to do so. Instruct your bank to send payment by wire using the wire instructions below.


  BANK NAME:       State Street Bank Boston

  ROUTING NO:      011000028

  ATTN:            DWS Investments

  DDA NO:          99028102

  FBO:             (Account name) (Account number)

  CREDIT: (Fund name, Fund number and, if applicable, class name) (Refer to the start of "The Fund's Main
                   Investment Strategy" above for the fund number.)


           Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times.

           SELLING: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your financial advisor or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone.

           For more information on how to buy or sell shares by wire, refer to "Policies about transactions - Transaction Processing" below.


POLICIES YOU SHOULD KNOW ABOUT

           Along with the information on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through a financial advisor.

           If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures


16 | Policies You Should Know About
           or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund and may be compensated by the fund.

           Keep in mind that the information in this prospectus applies only to the shares offered herein. Other share classes are described in separate prospectuses and have different fees, requirements and services.

           In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 730-1313.


           Financial intermediary support payments

           The Advisor, DWS Investments Distributors, Inc. (the "Distributor") and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to the fund, to selected financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares ("revenue sharing"). Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of the fund, any record keeping/sub-transfer agency/networking fees payable by the fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charge, commissions, non-cash compensation arrangements expressly permitted under applicable rules of the Financial Industry Regulatory Authority or other concessions described in the fee table or elsewhere in this prospectus or the Statement of Additional Information as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing the fund with "shelf space" or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial


                                            Policies You Should Know About  | 17
           advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and obtaining other forms of marketing support.

           The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.


           The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares or the retention and/or servicing of investors and DWS Fund shares to financial advisors in amounts that generally range from .01% up to .50% of assets of the fund serviced and maintained by the financial advisor, .05% to .25% of sales of the fund attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation may influence your financial advisor's recommendation of the fund or of any particular share class of the fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of the fund. Additional information regarding these revenue sharing payments is included in the fund's Statement of Additional Information, which is available to you on request at no charge (see the back cover of this prospectus for more information on how to request a copy of the Statement of Additional Information).


           The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to


18 | Policies You Should Know About
           retirement plans that obtain record keeping services from ADP, Inc. on the DWS Investments branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

           It is likely that broker-dealers that execute portfolio transactions for the fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.


           Policies about transactions


           To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means to you:
           When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

           We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity and, in some cases, the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

           We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.


                                            Policies You Should Know About  | 19

           The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

           If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

           With certain limited exceptions, only US residents may invest in the fund.

           Because orders placed through a financial advisor must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. Your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

           TELEPHONE TRANSACTIONS. You are automatically entitled to telephone transaction privileges but you may elect not to have them when you open your account or by contacting Service Center at (800) 730-1313 at a later date.

           TRANSACTION PROCESSING. Orders for the purchase of shares by wire transfer will normally be effective at the share price next computed after receipt of the wire transfer of the amount to be invested. If a wire transfer purchase order is received in good order before 12:00 p.m. Eastern time, it will normally receive the dividend for that day.


           Shareholders known to the fund may notify the Service Center in advance of their wire transfer purchase by calling the Service Center prior to the 12:00 p.m. Eastern time cut-off time and provide the amount of the order. The investor will receive a confirmation number for the trade. If the fund receives the wire transfer before the close of the Federal Funds wire system, the trade will be entitled to that day's dividend. If the fund does not receive the wire transfer by the close of the Federal Funds wire system, the trade may not receive the dividend for that day and, depending upon the circumstances, the trade may receive the dividend for the following business day or may be canceled or rejected and, in any case, the investor may be charged for any losses or fees that result, which may be paid by deductions from their account or



20 | Policies You Should Know About
           otherwise. The fund's Distributor may refuse to allow any investor to trade with the fund in this manner and may require that the wire transfer of purchase proceeds be received before the trade is considered in good order.

           Investments by check will be effective on the business day following receipt and will earn dividends the following business day. If you pay for shares by check and the check fails to clear, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred.


           Orders processed through dealers or other financial services firms via Fund/SERV will be effected at the share price calculated on the trade day (normally the date the order is received). Purchases processed via Fund/SERV will begin earning dividends on the day the fund receives the payment (typically the next business day). For redemptions processed via Fund/SERV, you generally will receive dividends accrued up to, but not including, the business day that payment for your shares is made.

           When selling shares, shareholders generally receive dividends up to, but not including, the business day following the day on which the shares were sold. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

           In order to receive proceeds by wire, contact the Service Center before 12:00 p.m. Eastern time. After you inform the Service Center of the amount of your redemption, you will receive a trade confirmation number. If the fund receives a sell request before 12:00 p.m. Eastern time and the request calls for proceeds to be sent out by wire, the proceeds will normally be wired on the same day. However, the shares sold will not earn that day's dividend.

           As noted elsewhere in the prospectus, proceeds of a redemption may be delayed. The ability to receive "same day" wire redemption proceeds can be affected by a variety of circumstances including the time that the request is made, the level of redemption requests and purchase orders and general market conditions. Requests for same day wire that are received earlier in the day will be given priority over requests received later in the day in the event that it is necessary to limit the amount of same day wire redemptions.


                                            Policies You Should Know About  | 21

           SUB-MINIMUM BALANCES. The fund may close your account and send you the proceeds if your balance falls below the fund's minimum account balance; we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares).

           CHECKWRITING enables you to sell shares of the fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that we will not accept checks for less than $250. Note as well that we can't honor any check larger than your balance at the time the check is presented to us. It is not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed. Please keep in mind that if you make a purchase by check and that check has not yet cleared, those funds will not be available for immediate redemption.

           REGULAR INVESTMENTS AND WITHDRAWALS enable you to set up a link between the fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed. The minimum transaction is $50, and the account must have a balance of at least $10,000 to qualify for these withdrawals.

           THE FUND ACCEPTS AUTOMATED CLEARING HOUSE ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. Upon receipt of an ACH debit entry referencing your account number you authorize us to redeem shares in your account to pay the entry to the third party originating the debit. Your fund account statement will show all ACH debit entries in your account. IN CASE OF ERRORS OR QUESTIONS ABOUT YOUR TRANSACTIONS OR PRE-AUTHORIZED TRANSFERS please contact your financial advisor as soon as possible if you believe your statement reflects an improper charge or if you need more information about an ACH debit entry transaction. Your financial advisor must contact the Shareholder Service Agent within sixty (60) days of the fund sending you the first fund account statement on which an improper charge appears.


22 | Policies You Should Know About

           THE FUND DOES NOT ISSUE SHARE CERTIFICATES. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

           WHEN YOU ASK US TO SEND OR RECEIVE A WIRE, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.


           THE FUND ACCEPTS PAYMENT FOR SHARES ONLY IN US DOLLARS by a check drawn on a US bank, a bank or Federal Funds wire transfer or an electronic bank transfer. The fund does not accept third party checks. A third party check is a check made payable to one or more parties and offered as payment to one or more other parties (e.g., a check made payable to you that you offer as payment to someone else). Checks should normally be payable to the fund or "Deutsche Asset Management" and drawn by you or a financial institution on your behalf with your name or account number included with the check.






                                            Policies You Should Know About  | 23

           SIGNATURE GUARANTEE. When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, generally you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

           A signature guarantee is simply a certification of your signature
           - a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

           SELLING SHARES OF TRUST ACCOUNTS AND BUSINESS OR ORGANIZATION ACCOUNTS may require additional documentation. Please call (800) 730-1313 or contact your financial advisor for more information.

           MONEY FROM SHARES YOU SELL is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are circumstances when it could be longer, including, but not limited to, when you are selling shares you bought recently by check or ACH (the funds will be placed under a 10 calendar day hold to ensure good funds) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes (e.g., redemption proceeds by wire) may also be delayed or unavailable when you are selling shares recently purchased or in the event of the closing of the Federal Reserve wire payment system. The fund reserves the right to suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when 1) the New York Stock Exchange is closed other than customary weekend or holiday closings;
           2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of





THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

If you ever have difficulty placing an order by phone or Internet, you can send us your order in writing.







24 | Policies You Should Know About
           redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system. For additional rights reserved by the fund, please see "Other rights we reserve."

           You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

           EXCHANGE PRIVILEGE. You can exchange all or part of your shares for shares of certain other Deutsche Asset Management or DWS funds. When you exchange shares, you are selling shares in one fund to purchase shares in another. Exchanges are a shareholder privilege, not a right: we may reject any exchange order. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your financial advisor.

           Please note the following conditions:

           - The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

           - You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

           - If you are maintaining a taxable account, you may have to pay taxes on the exchange.

           - Your exchange must meet the minimum investment requirement for the fund being purchased.

           - The accounts between which you exchange must be the same share class.

           ACCOUNT STATEMENTS. We or your financial advisor will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

           SHORT-TERM TRADING. Since money market funds hold short-term instruments and are intended to provide liquidity to shareholders, the Advisor does not monitor or limit short-term or excessive trading activity in the fund and, accordingly, the Board of the fund has not approved any policies and procedures designed to limit this activity. However, the fund reserves the right to and may reject or cancel a purchase or exchange order

                                            Policies You Should Know About  | 25
           into the fund for any reason, including if, in the opinion of the Advisor, there appears to be a pattern of short-term or excessive trading by an investor in another Deutsche Asset Management fund or DWS fund.

           How the fund calculates share price

           To calculate net asset value, or NAV, each share class uses the following equation:


            TOTAL ASSETS - TOTAL LIABILITIES
           -----------------------------------------    =    NAV
               TOTAL NUMBER OF SHARES OUTSTANDING


           The price at which you buy and sell shares is based on the NAV per share next calculated after the order is received by the transfer agent.

           IN VALUING SECURITIES, we typically use amortized cost (the method used by most money market funds) to account for any premiums or discounts above or below the face value of any securities the fund buys, and round the per share NAV to the nearest whole cent.

           THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange (the "Exchange") is open. Normally, the fund calculates its share price once every business day as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). In the event of scheduled partial day trading or unscheduled suspensions of trading on the Exchange, the calculation of share price shall be as of the close of trading on the Exchange. In such instances, the latest time for receipt of wire purchase transactions entitled to receive same day dividend treatment and for receipt of redemption orders for same day wire transfer of proceeds will be the earlier of (a) 12:00 p.m. Eastern time or (b) the early closing time of the Exchange. The fund seeks to maintain a stable $1.00 share price.

           The fund may, but is not required to, accept certain types of purchase and redemption orders (not including exchanges) on days that the Exchange is closed, or beyond an Exchange early closing time (referred to as a "Limited Trading Period") if: (a) the Federal Reserve system is open, (b) the primary trading markets for the fund's portfolio instruments are open and (c) the Advisor believes there will be adequate liquidity in the short-term

26 | Policies You Should Know About
           markets. During any such Limited Trading Period, the fund will only accept purchase orders by wire with advance telephone notification and telephone redemption orders with proceeds to be sent by wire, ACH or check and will not accept orders by any other means. (Automated Telephone Line orders are not permitted.) If redemption proceeds are requested by ACH or check, the transmission of the ACH payment or the mailing of the check, as the case may be, will be delayed by at least one business day in comparison to normal trading periods. Orders submitted by other means will be processed on the next day that the Exchange is open. The calculation of share price will be as set forth in the prospectus for normal trading days. Orders must be submitted by the cut-off times for receipt of wire purchases entitled to that day's dividend and for receipt of telephone redemption orders for same day wire transfer, which will be the earlier of: (a) the times set forth in the prospectus for normal trading days or (b) such earlier times that the fund determines based on the criteria described above. If redemption proceeds are requested by ACH or check, orders must be received prior to the calculation of share price. Please call (877) 237-1131 or visit our Web site at www.dws-investments.com for additional information about whether the fund will be open for business on a particular day. Information concerning the intention of the fund to be open for a Limited Trading Period will be available at least one business day prior to the applicable day that the Exchange is closed or is closing early in the case of scheduled closings and as soon as practical in the case of unscheduled closings.

           Other rights we reserve

           You should be aware that we may do any of the following:

           -  withdraw or suspend the offering of shares at any time

           - withhold a portion of your distributions and redemption proceeds for federal income tax purposes if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with the correct taxpayer ID number and certain certifications, including certification that you are not subject to backup withholding

           - reject a new account application if you don't provide any required or requested identifying information, or for any other reason


                                            Policies You Should Know About  | 27

           - refuse, cancel, limit or rescind any purchase or exchange order, without prior notice; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interests or when the fund is requested or compelled to do so by governmental authority or by applicable law

           - close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less applicable redemption fee, if any); you may recognize a gain or loss on the redemption of your fund shares and you may incur a tax liability

           - pay you for shares you sell by "redeeming in kind," that is, by giving you securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

           - change, add or withdraw various services, fees and account policies (for example, we may adjust the fund's investment minimums at any time)


UNDERSTANDING DISTRIBUTIONS AND TAXES

           The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase and sale of shares.) The fund may not always pay a dividend or distribution for a given period.

           THE FUND'S INCOME DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY TO SHAREHOLDERS. The fund may take into account capital gains and losses in its daily dividend declarations. The fund may make additional distributions for tax purposes if necessary.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.



28 | Understanding Distributions and Taxes

           Dividends or distributions declared and payable to shareholders of record in the last quarter of a given calendar year are treated for federal income tax purposes as if they were received on December 31 of that year, provided such dividends or distributions are paid by the end of the following January.

           The fund intends to distribute tax-exempt interest earned from securities as exempt-interest dividends, which are excluded from gross income for regular federal income tax purposes, but may be subject to alternative minimum tax (AMT) and state and local income taxes. Exempt-interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the fund is invested at the close of each quarter of its taxable year in obligations of issuers the interest on which is excluded from gross income for federal income tax purposes.

           A portion of the fund's dividends may be taxable if they consist of earnings from investment in taxable securities. Capital gains distributions may also be taxable.

           YOU CAN CHOOSE HOW TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS. You can have them all automatically reinvested in fund shares (at NAV), all sent to you by check or wire, have one type reinvested and the other sent to you by check or have them invested in another fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested.


           Distributions are treated the same for federal income tax purposes whether you receive them in cash or reinvest them in additional shares. For federal income tax purposes, an exchange is treated the same as a sale.

           Because the fund seeks to maintain a stable share price, you are unlikely to have capital gains or losses when you sell fund shares.

           Your fund will send you detailed federal income tax information every January. These statements tell you the amount and the federal income tax classification of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.





                                     Understanding Distributions and Taxes  | 29

           The above discussion summarizes certain federal income tax consequences for shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the US tax consequences to you of an investment in the fund. For more information, see "Taxes" in the Statement of Additional Information.




30 | Appendix

APPENDIX
--------------------------------------------------------------------------------
           Hypothetical Expense Summary


           Using the annual fund operating expense ratios presented in the fee tables in the fund prospectus, the Hypothetical Expense Summary shows the estimated fees and expenses, in actual dollars, that would be charged on a hypothetical investment of $10,000 in the fund held for the next 10 years and the impact of such fees and expenses on fund returns for each year and cumulatively, assuming a 5% return for each year. The historical rate of return for the fund may be higher or lower than 5% and, for money funds, is typically less than 5%. The tables also assume that all dividends and distributions are reinvested and that, where applicable, Class B shares convert to Class A shares after six years. The annual fund expense ratios shown are net of any contractual fee waivers or expense reimbursements, if any, for the period of the contractual commitment. The tables reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charge or redemption fees, if any, which may be payable upon redemption. If contingent deferred sales charges or redemption fees were shown, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. Also, please note that if you are investing through a third party provider, that provider may have fees and expenses separate from those of the fund that are not reflected here. Mutual fund fees and expenses fluctuate over time and actual expenses may be higher or lower than those shown.

           The Hypothetical Expense Summary should not be used or construed as an offer to sell, a solicitation of an offer to buy or a recommendation or endorsement of any specific mutual fund. You should carefully review the fund's prospectus to consider the investment objectives, risks, expenses and charges of the fund prior to investing.




                                                                  Appendix  | 31

             Tax Free Money Fund Investment - Institutional Shares




              MAXIMUM           INITIAL HYPOTHETICAL                 ASSUMED RATE
           SALES CHARGE:             INVESTMENT:                      OF RETURN:
               0.00%                   $10,000                            5%
                                                              HYPOTHETICAL
             CUMULATIVE        ANNUAL       CUMULATIVE          YEAR-END
           RETURN BEFORE        FUND       RETURN AFTER      BALANCE AFTER      ANNUAL FEES
              FEES AND        EXPENSE        FEES AND           FEES AND            AND
YEAR          EXPENSES         RATIOS        EXPENSES           EXPENSES         EXPENSES
   1            5.00%        0.33%              4.67%       $ 10,467.00         $  33.77
   2           10.25%        0.33%              9.56%       $ 10,955.81         $  35.35
   3           15.76%        0.33%             14.67%       $ 11,467.45         $  37.00
   4           21.55%        0.33%             20.03%       $ 12,002.97         $  38.73
   5           27.63%        0.33%             25.64%       $ 12,563.51         $  40.53
   6           34.01%        0.33%             31.50%       $ 13,150.23         $  42.43
   7           40.71%        0.33%             37.64%       $ 13,764.35         $  44.41
   8           47.75%        0.33%             44.07%       $ 14,407.14         $  46.48
   9           55.13%        0.33%             50.80%       $ 15,079.95         $  48.65
  10           62.89%        0.33%             57.84%       $ 15,784.19         $  50.93
  TOTAL                                                                         $ 418.28



30 | Appendix

TO GET MORE INFORMATION

SHAREHOLDER REPORTS - These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

STATEMENT OF ADDITIONAL INFORMATION (SAI) - This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 730-1313, or contact Deutsche Asset Management at the address listed below. The fund's SAI and shareholder reports are also available through the DWS Investments Web site at www.dws-investments.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.


DEUTSCHE ASSET
MANAGEMENT                  SEC                     DISTRIBUTOR
------------------------    --------------------    ------------------------------
PO Box 219356               100 F Street, N.E.      DWS Investments Distributors,
Kansas City, MO 64121-      Washington, D.C.        Inc.
9356                        20549-0102              222 South Riverside Plaza
WWW.DWS-                    WWW.SEC.GOV             Chicago, IL 60606-5808
INVESTMENTS.COM             (800) SEC-0330          (800) 621-1148
(800) 730-1313



SEC FILE NUMBER:
DWS Advisor Funds      Tax Free Money Fund Investment      811-4760








(11/11/08) TFMF-1-IN
[RECYCLE GRAPHIC APPEARS HERE]
                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

                                DWS ADVISOR FUNDS

                         Tax Free Money Fund Investment
                    (Premier Shares and Institutional Shares)


                             NY Tax Free Money Fund
                              (Investment Class and
                     Tax-Exempt New York Money Market Fund)



                       STATEMENT OF ADDITIONAL INFORMATION


                    May 1, 2008, As Revised November 11, 2008


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectuses dated May 1, 2008, as amended from time to time, for Tax Free Money Fund Investment-- Premier Shares and dated November 11, 2008, as amended from time to time, for Tax Free Money Fund Investment-- Institutional Shares and dated May 1, 2008, as amended from time to time, for both NY Tax Free Money Fund -- Investment Class shares and Tax-Exempt New York Money Market Fund class shares (each a "Fund" and, collectively, the "Funds"), each a series of DWS Advisor Funds (the "Trust") copies of which may be obtained without charge by contacting DWS Investments Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, (800) 730-1313 or from the firm from which this SAI was obtained and are available along with other materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


Portions of each Annual Report and Semi-Annual Report to Shareholders, dated December 31, 2007, and June 30, 2008, respectively, are incorporated herein by reference as specified herein. Copies of the Funds' Annual Reports and Semi-Annual Reports may be obtained without charge by calling a Fund at the toll-free number (800) 621-1048.

This SAI is incorporated by reference into the corresponding prospectuses for each class of shares of each Fund.



                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

INVESTMENT RESTRICTIONS....................................................1


INVESTMENT POLICIES AND TECHNIQUES.........................................3
         Investment Techniques.............................................3
         Portfolio Holdings...............................................41

MANAGEMENT OF THE FUNDS...................................................42
         Investment Advisor...............................................42

FUND SERVICE PROVIDERS....................................................46
         Administrator....................................................46
         Distributor......................................................47
         Custodian........................................................50
         Transfer Agent and Service Agent.................................50
         Legal Counsel....................................................51
         Independent Registered Public Accounting Firm....................51

PORTFOLIO TRANSACTIONS....................................................51

PURCHASE AND REDEMPTION INFORMATION.......................................54

DIVIDENDS.................................................................66

TAXES.....................................................................66

NET ASSET VALUE...........................................................69

TRUSTEES AND OFFICERS.....................................................70

TRUST ORGANIZATION........................................................80

PROXY VOTING GUIDELINES...................................................82

FINANCIAL STATEMENTS......................................................83

ADDITIONAL INFORMATION....................................................84

APPENDIX A -- PROXY VOTING GUIDELINES.....................................85

APPENDIX B -- RATINGS OF INVESTMENTS.....................................110



                             INVESTMENT RESTRICTIONS

There can be no assurance that each Fund's objective will be met.

Each Fund has elected to be classified as a diversified series of separate open-end investment management companies. A diversified Fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer (other than US government securities or securities of investment companies) or invest in more than 10% of the outstanding voting securities of such issuer.

Fundamental Restrictions

As a matter of fundamental policy, each Fund may not:

Unless specified to the contrary, the following fundamental policies may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

1. borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

2. issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

3. concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

5. purchase or sell real estate, which term does not include securities of companies which hold, deal or trade in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

6. purchase or sell commodities, except as permitted by the 1940 Act, as amended, and as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

7. make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

Additional Restrictions. In order to comply with certain statutes and policies each Fund will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all or part of its assets in an open-end investment company with substantially the same investment objectives):

         (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's) total assets (taken at market), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its net assets;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v)      invest for the purpose of exercising control or management;

         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; and, provided further, that the Fund shall not invest in any other open-end investment company unless the Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment;

         (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling).

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

To meet federal income tax requirements for qualification as a regulated investment company, each Fund must, among other things, limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of the value of its total assets is invested in the securities (other than securities of the US Government or a regulated investment company) of a single issuer or two or more issuers of which a Fund owns 20% or more of the voting stock and which are engaged in the same, similar or related trades or businesses or in the securities of one or more qualified publicly traded partnerships, and
(2) at least 50% of the value of its total assets is represented by cash, cash items (including receivables), US Government securities, securities of other regulated investment companies and other securities of any issuer that does not represent more than 5% of the value of each Fund's total assets and not more than 10% of the issuer's outstanding voting securities.

                       INVESTMENT POLICIES AND TECHNIQUES

Investment Techniques


Descriptions in this SAI of a particular investment practice or technique in which each Fund may engage are meant to describe the spectrum of investments that Deutsche Investment Management Americas Inc. (the "Advisor") in its discretion might, but is not required to, use in managing each Fund's portfolio assets. The Advisor may in its discretion at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques or instruments may not be principal activities of each Fund, but, to the extent employed, could from time to time have a material impact on each Fund's performance.


Quality and Maturity of the Funds' Securities. Each Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in US dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Fund, will also determine that all securities purchased by the Funds present minimal credit risks. The Advisor will cause each Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. The Funds may invest in US dollar-denominated, high quality fixed rate or variable rate obligations of US or foreign financial institutions, including banks, which have received one of the two highest short-term ratings from two nationally recognized statistical rating organizations ("NRSROs") (or one of the two highest short-term ratings from one NRSRO if that NRSRO is the only NRSRO that rates such obligations) or, if not so rated, are determined by the Advisor to be of comparable quality or, if the obligation has no short-term rating, is rated in one of the top three highest long-term rating categories by a NRSRO and are determined by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which a Fund may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other US dollar-denominated instruments issued or supported by the credit of US or foreign financial institutions, including banks.

For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of US banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, a Fund may invest in obligations of foreign banks or foreign branches of US banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan, Australia and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of US domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of US banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of US banks.

US Government Obligations. The Funds may invest in obligations issued or guaranteed by the US government which include: (1) direct obligations of the US Treasury and (2) obligations issued by US government agencies and instrumentalities ("US Government Obligations"). Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac").

Other US government securities the Funds may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration ("FHA"), Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Funds will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Funds.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the US government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the US government. STRIPS are sold as zero coupon securities.


Mortgage-backed securities may be issued or guaranteed by GNMA, Fannie Mae and the FHLMC, but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government. The value of the companies' securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies' stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency ("FHFA"), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into preferred stock purchase agreements ("PSPAs") under which, if the FHFA determines that FNMA's or FHLMC's liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that is available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.


Other Debt Obligations. The Funds may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet a Fund's minimum credit quality standards, or, if unrated, have been determined by the Advisor to be of comparable quality or, if the obligations have no short-term rating, are rated in one of the top three highest long-term rating categories or have been determined by the Advisor to be of comparable quality.

Credit Enhancement. Certain of a Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to a Fund and affect the Fund's share price. Subject to the diversification limits contained in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"), each Fund may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Repurchase Agreements. The Funds may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-US banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Funds would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Each Fund bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement and a Fund is delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the underlying securities had decreased, a Fund could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.


Reverse Repurchase Agreements. The Funds may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Funds may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time a Fund enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and a Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


When-Issued and Delayed-Delivery Securities. Each Fund may purchase securities on a when-issued or delayed-delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Fund until settlement takes place.


At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when that Fund sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Funds will meet their obligations from maturities or sales of the segregated securities and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Funds engage in when-issued or delayed-delivery transactions, they rely on the other party to consummate the trade. Failure of the seller to do so may result in a Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.


Variable Rate Securities. Each Fund may invest in long-term maturity securities that are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Fund could suffer a loss if the issuer defaults or during periods in which the Funds are not entitled to exercise their demand rights. See "Illiquid Securities."

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities, as that term is defined below) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of a Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission ("SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers ("Rule 144A Securities"). The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority ("FINRA").

An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Funds. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

Impact of Large Redemptions and Purchases of Fund Shares. From time to time, shareholders of a Fund (which may include affiliated and/or non-affiliated registered investment companies that invest in a Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause a Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund's performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and could also increase transaction costs, which may impact a Fund's expense ratio.

Impact of Sub-Prime Mortgage Market. A Fund may invest in mortgage-backed, asset-backed and other fixed-income securities whose value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the US. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, a Fund's investments in certain fixed-income securities may decline in value, their market value may be more difficult to determine, and the Fund may have more difficulty disposing of them.

Municipal Securities: General. The Funds invest primarily in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there are a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying the Funds' investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Advisor based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Funds. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities are often readily marketable.

The obligations of an issuer to pay the principal and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay principal or interest when due on a municipal security may be materially affected.

Municipal Obligations. The two principal classifications of municipal obligations are "notes" and "bonds." Municipal obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Funds may include "moral obligations," which are normally issued by special purpose authorities.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. The Funds may invest in municipal notes, which may include:

o Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

o Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

o Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

o Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

o Construction Loan Notes. Construction loan notes are secured by mortgage notes insured by the FHA; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances there under. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Funds will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

o Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and is paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

o Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Each Fund may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

o General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

o Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o Private Activity Bonds. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

o Tender Option Bonds. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

Municipal Trust Receipts. Each Fund may invest up to 50% of its net assets in municipal trust receipts ("MTRs"). An additional 10% of each Fund's net assets may also be invested in MTRs on a temporary basis at the Advisor's discretion to manage inflows into each Fund. MTRs are sometimes called municipal asset-backed securities, floating rate trust certificates, or municipal securities trust receipts. MTRs are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership, coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. MTRs may be issued as fixed or variable rate instruments. These trusts are organized so that the purchaser of the MTR would be considered to be investing in the underlying municipal securities. This structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser. Each Fund's investments in MTRs are subject to similar risks as other investments in debt obligations, including interest rate risk, credit risk and security selection risk. Additionally, investments in MTRs raise certain tax issues that may not be presented by direct investments in municipal bonds. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of each Fund. Each Fund expects to invest in MTRs for which a legal opinion has been given to the effect that the income from an MTR is tax exempt to the same extent as the underlying bond(s), although it is possible that the Internal Revenue Service (the "IRS") will take a different position and there is a risk that the interest paid on such MTRs would be deemed taxable.

Additional Risk Factors

In addition to the risks discussed above, NY Tax Free Money Fund's investments may be subject to the following risk factors:

Special Considerations Relating to New York Municipal Obligations


Financial Disclosure for the State of New York

The State of New York's most recently completed fiscal year began on April 1, 2007 and ended on March 31, 2008. The State enacted the budget for the fiscal year, which began on April 1, 2008 and ends on March 31, 2009, on April 9, 2008 (the "Enacted Budget"). The disclosure below is based on the Annual Information Statement of the State ("AIS") which was released on May 12, 2008 and an update released on August 6, 2008. The AIS is prepared by the Department of Budget ("DOB") and is available at: www.budget.state.ny.us. The State's audited financial statements for the fiscal year ended March 31, 2008 were released on July 25, 2008. The audited financial statements are prepared by the Office of the State Comptroller ("OSC") and are available at: www.osc.state.ny.us.

Special Considerations

Many complex political, social, and economic forces influence the State's economy and finances. Such forces may affect the State Financial Plan unpredictably from fiscal year to fiscal year. For example, the Financial Plan is necessarily based on forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies. The Financial Plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity. In any year, the Financial Plan is subject to risks that, if they were to materialize, could affect operating results. The most significant current risks include the following:

o Further under-performance of the national and State economies that can affect State revenues and increase the demand for means-tested programs such as Medicaid and welfare;

o The potential cost of collective bargaining agreements with the union representing uniformed officers, the union representing graduate students, and salary increases for Judges (and possibly other elected officials) in 2008-09 and beyond;

o Potential Federal disallowances arising from audits related to Medicaid claims under the School Supportive Health Services program;

o        Proposed Federal rule changes concerning Medicaid payments; and

o Litigation against the State, including potential challenges to the constitutionality of certain tax actions authorized in the budget.

In addition, the forecast contains specific transaction risks and other uncertainties, including, but not limited to: the sale of development rights for a Video Lottery Terminal ("VLT") facility at the Aqueduct racetrack; the enforcement of certain tax regulations on Native American reservations; the conversion of certain not-for-profit health insurance companies to for-profit status, and the achievement of cost-saving measures, including, but not limited to, Fiscal Management Plan ("FMP") savings, at the levels projected.

Risks of Financial Plan Forecast. The Financial Plan forecast is subject to many complex economic, social, and political risks and uncertainties, many of which are outside the ability of the State to control. These include, but are not limited to, the performance of the national and State economies; the impact of continuing write-downs and other costs affecting the profitability of the financial services sector, and the concomitant effect on bonus income and capital gains realizations; litigation against the State, including potential challenges to the constitutionality of certain tax actions authorized in the Enacted Budget; and actions taken by the Federal government, including audits, disallowances, and changes in aid levels. In addition, the forecast contains specific transaction risks and other uncertainties, including, but not limited to, the sale of development rights for a VLT facility at the Aqueduct racetrack; the enforcement of certain tax regulations on Native American reservations; the conversion of certain not-for-profit health insurance companies to for-profit status, and the achievement of cost-saving measures, including, but not limited to, FMP savings, at the levels projected. Such risks and uncertainties, if they were to materialize, could have an adverse impact on the Financial Plan in the current year.

Economic Outlook

U.S. Economic Forecast. Household spending was stronger during the first half of 2008 than anticipated in the Enacted Budget forecast released in April. Recent data indicates that the Federal government rebate program had a stronger impact during the second quarter than expected, while revised income data indicate that households also had more money to spend from that source. However, a number of developments indicate growth will weaken once the rebate stimulus is withdrawn. As a result, real U.S. GDP growth has been revised upward to 1.6 percent for 2008, while growth of only 1.4 percent is currently projected for 2009.

The financial market crisis has lasted longer than originally expected. Moreover, the turmoil of the large government-sponsored financial entities, the Fannie Mae and Freddie Mac", indicates that the crisis is not yet near resolution. Consequently, tight credit market conditions will continue to be a drag on economic growth for a prolonged period. In a related development, with housing starts still deteriorating and home foreclosures still rising, the housing market contraction is now expected to last well into 2009. In addition, this weakness has spread to the commercial real estate market, threatening the health of smaller regional banks and putting further pressure on credit markets.

Commodity prices have climbed even higher than expected in the Enacted Budget forecast. Although oil prices have been volatile, they remain persistently close to historic high levels. Consequently, DOB has revised projected inflation, as measured by growth in the CPI, to 4.3 percent for 2008, followed by 3.3 percent for 2009. Persistently high prices also threaten to raise inflation expectations, increasing the likelihood that the Federal Reserve will raise interest rates sooner rather than later. DOB now expects the central bank to increase its short-term interest rate target by early 2009.

The most recent international data suggests more of a global slowdown than anticipated in April. Slower growth in the nation's trading partners, such as Japan, U.K., Germany, and Spain, implies less demand for U.S. goods and services abroad, despite the weak value of the dollar. As a result, projected growth in real U.S. exports has been revised down for both 2008 and 2009. The weakening of this critical growth engine, along with the developments described above, is expected to result in a weaker labor market than reflected in the Enacted Budget forecast. Growth in non-farm employment of only 0.3 percent is now projected for 2009, following no growth in 2008.

There is considerable risk to DOB's outlook for the national economy. As indicated above, household spending is under pressure from several sources. Consequently, as the impact of the stimulus from the Federal rebate program recedes, real consumer spending could be even weaker than anticipated. The housing market contraction could become more severe and last longer than expected due to tight credit markets and rising foreclosures. In addition, high food and energy prices, which act as a tax on households, could reduce real spending growth even further. Weak equity markets, along with falling home prices, could also reduce spending growth by more than expected through a reverse wealth effect. Greater job losses would also reduce spending growth. Finally, a weak global economy could also depress economic growth by more than projected.

New York Forecast. Equity markets are now in bear market territory, having fallen about 20 percent from their October 2007 peaks. In addition, major U.S. financial firm write-downs now exceed $225 billion and are expected to continue through the third quarter, though at a reduced pace. As a result, NYSE-member firm profits, which have fallen by more than $42 billion starting in the third quarter of 2007, will continue to remain weak and the securities industry is expected to continue to shed jobs. State employment is expected to remain flat for 2009, with private sector jobs now projected to fall 0.1 percent, following growth of 0.2 percent for both total and private for 2008. Finance and insurance sector bonuses are now projected to fall 20.5 percent for the coming 2008-09 season. Weaker growth in employment and bonuses imply slower growth in income as well. Growth in New York State wages has been revised down to 2.0 percent for 2008, followed by projected growth of 1.5 percent for 2009. Growth in total New York personal income for 2009 has been revised down to 1.1 percent.

All of the risks to the forecast for the national economy apply to the State forecast as well, although interest rate risk and equity market volatility pose a particularly large degree of uncertainty for New York. If the current financial market crisis is sufficiently prolonged, the impact on State wages and employment could be even more severe. Should the Federal Reserve revert to a tight monetary policy earlier than anticipated, the negative impact would disproportionately affect New York due to the impact on the finance industry. The national economic slowdown is also affecting New York City's commercial real estate market. Vacancy rates are starting to rise, which could lead to a further weakening of the City's commercial real estate market and a more severe contraction in the State's construction industry in 2009.

Financial Plan Reserves and Risks:

Risks to the Economic Forecast. DOB expects the current recession to be relatively mild, though there are a number of risks to the forecast. The disruption to financial markets caused by subprime-related debt could be much worse than anticipated, further delaying the recovery of the financial sector. The downturn in both the residential and commercial real estate markets could be deeper and last longer than anticipated. In addition, volatile food and energy prices could push inflation even higher than projected, tying the Federal Reserve's hands and effectively placing a tax on households, causing household spending to slow even further than expected. The global economy could slow further than anticipated in response to the U.S. downturn, depressing demand for U.S. exports and putting additional downward pressure on corporate earnings. Slower corporate earnings growth than expected could further depress equity markets, delaying their recovery and that of Wall Street. On the other hand, lower energy prices or stronger global growth than anticipated could result in stronger economic growth than is reflected in the forecast.

All of the risks to the U.S. forecast apply to the State forecast as well, although as the nation's financial capital, financial market uncertainty poses a particularly large degree of risk for New York. New York's tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. The full extent of the losses associated with subprime debt still remains to be seen. Higher losses than anticipated could result in a further delay in the recovery of Wall Street profits and bonuses. A more severe national recession than expected could prolong the State's downturn, producing weaker employment and wage growth than projected. Should core inflation significantly accelerate, the Federal Reserve may feel compelled to reverse course and raise rates, which traditionally has adverse effects on the State economy. Moreover, weaker equity and real estate activity than anticipated could negatively affect household spending and taxable capital gains realizations. These effects could ripple through the economy, further depressing both employment and wage growth. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth than projected.

Labor Contracts/Salary Increases. The State has reached labor settlements with four labor unions, and extended comparable changes in pay and benefits to Management/Confidential ("M/C") employees. The unions representing uniformed officers, the union representing graduate students, and City University of New York ("CUNY") employees have not reached settlements at this time. DOB estimates that if all remaining unsettled unions were to agree to the same terms that have been ratified, it would result in added costs of $200 million in 2008-09, $185 million in 2009-10, and $264 million in both 2010-11 and 2011-12.

School Supportive Health Services. The Office of the Inspector General ("OIG") of the United States Department of Health and Human Services conducted six audits of aspects of New York State's School Supportive Health Services program with regard to Medicaid reimbursement. The audits cover $1.4 billion in claims submitted between 1990 and 2001. To date, OIG has issued four final audit reports, which cover claims submitted by upstate and New York City school districts for speech pathology and transportation services. The final audits recommend that the Centers for Medicare and Medicaid Services ("CMS") disallow $173 million of the $362 million in claims for upstate speech pathology services, $17 million of $72 million for upstate transportation services, $436 million of the $551 million in claims submitted for New York City speech pathology services, and $96 million of the $123 million for New York City transportation services. New York State disagrees with the audit findings on several grounds and has requested that they be withdrawn. If the recommended disallowances are not withdrawn, the State expects to appeal.

While CMS has not taken any action with regard to the disallowances recommended by OIG, CMS is deferring 25 percent of New York City claims and 9.7 percent of claims submitted by the rest of the State, pending completion of the audits.

Proposed Federal Rule on Medicaid Funding. On May 25, 2007, CMS issued a final rule that, if implemented, would significantly curtail Federal Medicaid funding to public hospitals (including New York City's Health and Hospital Corporation ("HHC")) and institutions and programs operated by the State. It is estimated the rule could result in the loss of $350 million annually in Federal funds for HHC and potentially larger losses in aid for the State Mental Hygiene System. On May 23, 2007, CMS issued another proposed rule that would eliminate Medicaid funding for graduate medical education ("GME"). The proposed rule clarifies that costs and payments associated with GME programs are not expenditures of Medicaid for which Federal reimbursement is available. This rule could result in a Financial Plan impact of up to $600 million since the State would be legally obligated to pay the lost non-Federal share. Congress passed a one-year moratorium barring implementation of these proposed rule changes. The moratorium expired on May 29, 2008.

CMS has proposed other regulations that could pose a risk to the State's Financial Plan beyond those addressed by the moratorium. On February 22, 2008, CMS issued a change to the rules that regulate State taxation of healthcare entities, effective April 22, 2008. The rule affords CMS flexibility in identifying a "linkage" between provider taxes and Medicaid payments rendering the tax invalid. The State currently uses a substantial amount of provider tax receipts to finance various healthcare programs that serve the State's most vulnerable populations. While the State strongly believes that its imposed taxes are in full compliance, the vagueness of the new rules provides no assurance that these funding streams are adequately protected.

CMS has also issued a rule regarding targeted case management which clarifies the definition of covered services. The final rule was issued on December 4, 2007 and made effective March 3, 2008. The State is currently in the process of litigating this issue and has requested a one-year implementation extension.

Further, CMS proposes to restrict Medicaid reimbursement for hospital outpatient services and restrict coverage to rehabilitative services, which could pose a risk to the Financial Plan and result in hundreds of millions of dollars in reduced Federal-share funding. However, the State argues that the proposed regulation regarding outpatient services is in direct violation of the current moratorium.

On all of these rules, the State is actively lobbying the Federal government to be held harmless, either through an extension/modification of the current moratorium or through other administrative or statutory means.

Variable Rate Debt. In recent months, the market for municipal auction rate securities and certain variable rate demand bonds has been disrupted by, among other things, credit rating downgrades to certain municipal bond insurers, investor concerns over liquidity and the level of participation of investment banks in the operation of the market. The disruption has not had a material impact on State debt service costs. The State is substantially reducing its exposure to auction rate securities and to variable-rate demand bonds that carry insurance from bond insurers that have been subject to credit rating downgrades. DOB expects the adjustments to its variable rate portfolio will be completed by the end of the first quarter of fiscal year 2008-09.

State Economy

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education, and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. But the State economy has not been immune to the effects of the national recession, though it is likely that the State's own downturn will occur with a lag. And with credit markets representing one of the epicenters of the current economic contraction, the State economy stands to suffer a sizable impact. The volume of write-downs of bad debt related to subprime mortgage-backed assets continues to accumulate and appears to be having a more longer-lasting impact on finance and insurance sector profits. The uncertainty surrounding bank balance sheets is continuing to have a significant impact on lending activity. Consequently, key revenue generating activity within the finance sector, including high-yield debt underwriting and mergers and acquisitions, has been severely dampened.

State Budget

The Legislature adopted a budget for 2007-08 on April 9, 2008, the start of the State's fiscal year. As in past years, the Legislature enacted the entire debt service bill in mid-March. The State Constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund -- the Fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. Since this is the fund that is statutorily required to be balanced, the focus of the State's budget discussion is often weighted toward the General Fund.

The State also reports spending and revenue activity by two other broad measures: State Funds, which includes the General Fund and funds specified for dedicated purposes, but excludes Federal Funds; and All Governmental Funds (or "All Funds"), which includes both State and Federal Funds and provides the most comprehensive view of the financial operations of the State. In recent years, the State has financed 35-38 percent of its operations outside of the General Fund. Historically, the State has financed an increasing share of its operations outside of the General Fund. Major programmatic changes that have increased activity outside the General Fund include the financing of certain Medicaid and other health care costs under the Health Care Reform Act ("HCRA") and the creation of the school tax relief fund ("STAR") real estate tax program that is funded by directing personal income tax receipts to a special revenue fund. The State has also seen growth in the portion of transportation-related revenues transferred from the General Fund to two dedicated funds in the special revenue and capital projects fund types to support the capital programs for transportation.

The State Financial Plan sets forth projections of State receipts and disbursements in the governmental fund types for each fiscal year and is prepared by the Director of the DOB, based initially upon the recommendations contained in the Executive Budget. After the budget is enacted, the State Financial Plan is adjusted to reflect revenue measures, appropriation bills and certain related bills enacted by the Legislature. It serves as the basis for the administration of the State's finances by the DOB.

Fiscal Year 2008-09 Enacted Budget - Cash-Basis Financial Plan Overview

General Fund spending, including transfers to other funds, is projected to total $56.2 billion in 2008-09, an increase of $2.8 billion over 2007-08 actual results. The General Fund must, by law, end the year in balance on a cash basis. State Operating Funds spending, which includes the General Fund, State-financed special revenue funds, and debt service, is projected to increase by $3.5 billion and total $80.5 billion in 2008-09. All Governmental Funds spending, the broadest measure of spending that includes State Operating Funds, capital spending, and Federal grants, is projected to total $121.3 billion in 2008-09, an increase of $5.2 billion. State Operating Funds spending is projected to increase by 4.5 percent in 2008-09.

DOB projects the State will end the 2008-09 fiscal year with a General Fund balance of $1.8 billion (3.1 percent of spending). The balance consists of $1.2 billion in undesignated reserves and $526 million in reserves designated to finance existing or potential future commitments. The undesignated reserves include $1.0 billion in the State's Tax Stabilization Reserve, $175 million in the Rainy Day Reserve that may be used to respond to an economic downturn or catastrophic event, and $21 million in the Contingency Reserve Fund for litigation risks. The designated reserves include $237 million in the Community Projects Fund to finance existing "member item" initiatives, $189 million that is available to finance the cost of potential labor settlements, and $100 million that may be used in the current year for debt management purposes depending on market conditions.

DOB projects the State will end the 2008-09 fiscal year with a State Operating Funds balance of $4.6 billion. The balance consists of $1.8 billion in the General Fund, $2.4 billion in balances in numerous State Special Revenue Funds and $365 million in Debt Service Funds.

Receipts. All Funds receipts are projected to total $119.9 billion, an increase of $4.5 billion over 2007-08 results. The total comprises tax receipts ($63.9 billion), Federal grants ($36.0 billion) and miscellaneous receipts ($20.1 billion). All Funds tax receipts are projected to grow by more than $3.0 billion. All Funds Federal grants are expected to increase by more than $1.0 billion, or 3.0 percent. All Funds Miscellaneous receipts are projected to increase by approximately $444 million, or 2.3 percent. Total State Funds receipts are projected at $83.9 billion, an increase of $3.5 billion, or 4.4 percent from 2007-08 receipts. Total General Fund receipts are projected at $55.6 billion, an increase of $2.5 billion, or 4.8 percent from 2007-08 results. General Fund tax receipt growth is projected to be 5.8 percent over 2007-08 results and General Fund miscellaneous receipts are projected to increase by $47 million.

Overall, receipts growth after 2008-09 is expected to be moderate at first then regain strength consistent with the U.S. and New York economic forecast.

Disbursements. State Operating Funds spending, which includes the General Fund, debt service, and other operating funds supported by assessments, tuition, HCRA resources and other non-Federal revenues, is projected to total $80.9 billion in 2008-09. All Funds spending is projected to total $121.6 billion in 2008-09.

In 2008-09, All Funds spending for local assistance is expected to total $86.3 billion, an increase of $3.2 billion over 2007-08 results. Local assistance includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance comprises 71 percent of All Funds spending, with the disbursements concentrated in State aid to medical assistance providers and public health programs and State aid to school districts, universities and tuition assistance programs.

All Funds State Operations spending (including salaries of State employees and operating costs of State agencies) is projected at $18.7 billion in 2008-09. Approximately 93 percent of the State workforce is unionized. The State workforce, which reflects full-time employees of the Executive Branch, excluding the Legislature, Judiciary, and contractual labor, is projected to total 201,170 in 2008-09, an increase of 1,369 full time equivalent employees over 2007-08 levels.

All Funds spending on General State Charges (primarily fringe benefits provided to State employees, tax payments to municipalities related to public lands and certain litigation against the State) is expected to total $5.4 billion in 2008-09, and comprises health insurance spending for employees ($1.7 billion) and retirees ($1.0 billion), pensions ($1.1 billion) and social security ($908 million).

All Funds debt service is projected to increase to $4.7 billion in 2008-09, of which $1.7 billion is paid from the General Fund through transfers and $3.0 billion from other State funds, primarily dedicated taxes. Growth in debt service reflects costs to support ongoing capital spending.

All Funds capital spending of $6.1 billion in 2007-08 is projected to increase to $7.1 billion in 2008-09. In fiscal year 2008-09, transportation spending, primarily for improvements and maintenance to the State's highways and bridges, continues to account for the largest share (55 percent) of this total. The balance of projected spending will support capital investments in the areas of education, mental hygiene and public protection, economic development and government oversight, parks and the environment, and health and social welfare, general government, and other areas. Most capital spending is paid from sources other than the General Fund.

GAAP-Basis Financial Plan; GASBS 45

The GAAP basis results for 2007-08 showed the State in a net positive asset condition of $47.7 billion. The net positive asset condition is before the State reflects the impact of GASBS 45 "Accounting and Financial Reporting by Employers for Post-employment Benefits."

The State used an independent actuarial consulting firm to calculate retiree health care liabilities. The analysis calculated the present value of the actuarial accrued total liability for benefits as of March 31, 2008 at $41.4 billion, using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method. The actuarial accrued liability was calculated using a 4.155 percent annual discount rate.

2008-09 Operating Results Through June 2008

The General Fund ended June 2008 with a cash balance of $3.6 billion, or $168 million less than projected in the Enacted Budget. Through June 2008, General Fund receipts, including transfers from other funds, totaled $16.8 billion, $15 million lower than the 2008-09 Enacted Budget forecast. This variance is primarily due to higher-than-expected collections in the personal income tax, all other taxes, receipts and grants and transfers from other funds, offset by lower-than-expected collections from business taxes and user taxes and fees. General Fund disbursements through June 2008 totaled $15.9 billion, $153 million greater than projected.

Through June 2008, State Operating Funds receipts totaled $21.1 billion consistent with the Enacted forecast. Tax receipts totaled $17.4 billion, $158 million below the Enacted Budget estimate. The decrease is largely the result of lower-than-anticipated collections in business taxes, somewhat offset by higher-than-anticipated collections in the personal income tax.

Fiscal Year 2006-07 Cash-Basis Results (Unaudited)

General Fund. The State ended 2007-08 in balance. Revenues in 2007-08 were $585 million lower than the State's initial projections while spending for the year finished at $306 million lower than expectations. The result was a $279 million decrease in cash reserves. The reserves were used to finance the costs of labor settlements ($138 million), debt management actions, including defeasing certain auction rate bonds ($128 million), and to finance discretionary grants from the Community Projects Fund ($13 million).

The General Fund ended the 2007-08 fiscal year with a balance of $2.8 billion, which included dedicated balances of $1.2 billion in the State's rainy day reserve funds that can only be used for unforeseen mid-year shortfalls (after a $175 million deposit to the new Rainy Day Reserve Fund at the close of 2007-08), the Contingency Reserve Fund ($21 million), the Community Projects Fund ($340 million) and $1.2 billion in general reserves, $122 million of which DOB expects to use for debt management.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $53.1 billion in 2007-08, an increase of $1.7 billion from 2006-07 results. While tax receipts decreased by $273 million, transfers increased by $1.9 billion and miscellaneous receipts increased by $191 million. The decline in tax receipts was primarily attributable to a decline in business taxes and in personal income taxes.

General Fund spending, including transfers to other funds, totaled $53.4 billion in 2007-08, an increase of $1.8 billion from 2006-07. The main sources of annual growth were School Aid, Children and Family Services, and public assistance.

State Funds. The State ended the 2007-08 fiscal year with a State Operating Funds cash balance of $6.6 billion. In addition to the $2.8 billion General Fund balance, the State's special revenue funds has a closing balance of $3.5 billion and the debt service funds had a closing balance of $285 million. The fund balance in the special revenue funds largely reflects the timing of receipts and disbursements (e.g. dedicated monies received for a specified purpose prior to disbursement). The largest fund balances are dedicated to finance the operations and activities of SUNY campuses and hospitals ($838 million) and ongoing HCRA programs ($597 million). The remaining special revenue fund balances are held in numerous funds and accounts that support a variety of programs including industry regulation, public health, and public safety. The fund balance in the debt service funds reflects the timing of bond sales.

All Funds. The State ended the 2007-08 fiscal year with an All Funds cash balance of $6.5 billion. Along with the $6.6 billion State Operating Funds balance described above, Federal operating funds had a closing balance of $359 million, offset by a negative capital project funds closing balance of $434 million. The fund balance in the Federal operating funds partly reflects the timing of receipts and disbursements (e.g. dedicated monies received for a specified purpose prior to disbursement). The negative balance in the capital projects fund results from outstanding loans from STIP used to finance capital projects costs prior to the receipt of bond proceeds.

All Funds receipts for 2007-08 totaled $115.4 billion, an increase of $3.0 billion over 2006-07 results. Moderate growth in tax collections and miscellaneous receipts were partially offset by a decline in Federal grants. All Funds disbursements for 2007-08 totaled $116.1 billion, an increase of $3.3 billion over 2006-07 results. The annual change reflects growth in School Aid, school tax relief, transportation aid and other State programs.

Fiscal Year 2007-08 GAAP-Basis Results

New York State reported net assets of $47.7 billion, comprised of $130.3 billion in total assets offset by $82.6 billion in total liabilities.

The State's net assets decreased by $1.2 billion as a result of fiscal year 2007-08 operations. The net assets for governmental activities decreased by $1.8 billion (4 percent) and net assets of business-type activities increased by $618 million (17.2 percent). The deficit in unrestricted governmental net assets, which increased by nearly $1.1 billion in 2008, exists primarily because the State has issued debt for purposes not resulting in a capital asset related to State governmental activities. This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of State governmental capital assets. The increase in net assets for business-type activities was caused primarily by a net restatement of beginning net assets, certain State University of New York ("SUNY") and CUNY Senior College operating revenues and State support exceeding operating expenses, Lottery revenues exceeding expenses, including education aid transfers, and employer contributions exceeding unemployment benefit payments for the Unemployment Insurance Fund.

The State's governmental activities had total revenues of $113.5 billion which exceeded its total expenses of $113.4 billion. The total cost of all the State's programs, which includes $17.9 billion in business-type activities, was $131.2 billion. The General Fund reported an operating surplus in fiscal year 2007-08 of $1.6 billion which increased the accumulated fund balance to $4 billion. The increase of the fund balance is due primarily to an increase in tax revenues as a result of an increase in personal income tax revenues.

Total debt outstanding at year-end was $50.6 billion, comprised of $41.8 billion in governmental activities and $8.8 billion in business-type activities.

Investment of State Money

The Comptroller is responsible for the investment of substantially all State moneys. By law, such moneys may be invested only in obligations issued or guaranteed by the Federal government or the State, obligations of certain Federal agencies that are not guaranteed by the Federal government, certain general obligations of other states, direct obligations of the State's municipalities and obligations of certain public authorities, certain short-term corporate obligations, certain bankers' acceptances, and certificates of deposit secured by legally qualified governmental securities. All securities in which the State invests moneys held by funds administered within the State Treasury must mature within twelve years of the date they are purchased.

Debt and Other Financing Activities

State-related debt consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

General Obligation Bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

General obligation debt is currently authorized for transportation, environment and housing purposes. As of March 1, 2008, the total amount of general obligation debt outstanding was $3.2 billion. The Enacted Capital Plan projects that approximately $457 million in general obligation bonds will be issued in 2008-09.

State-Supported Debt. Lease-purchase and contractual-obligation financings involve obligations of certain public authorities or municipalities where debt service is payable by the State, but which are not general obligations of the State. Debt service payable to these public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources (e.g., State personal income taxes, motor vehicle and motor fuel related-taxes, dormitory facility rentals, and patient charges). Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

The State expects to continue to use lease-purchase and contractual-obligation financing arrangements to finance its capital programs, and expects to finance many of these capital programs with State Personal Income Tax ("PIT") Revenue Bonds. The Enacted Capital Plan projects that $4.0 billion of State PIT Revenue Bonds, $119 million of SUNY Dormitory Facilities Revenue Bonds, and $814 million of Mental Health Facilities Improvement Revenue Bonds will be issued in 2008-09. The Enacted Capital Plan also projects the issuance of $601 million of Dedicated Highway and Bridge Trust Fund Bonds in 2008-09.

New York Local Government Assistance Corporation ("LGAC"). In 1990, as part of a State fiscal reform program to eliminate the need for continued short-term seasonal borrowing, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State's annual seasonal borrowing. The legislation also dedicated revenues equal to the first 1 percent of the State sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

Personal Income Tax Revenue Bonds. Legislation enacted in 2001 provided for the issuance of bonds by certain public authorities the debt service on which would be paid from personal income tax ("PIT") receipts pursuant to contractual obligations with the State. The legislation provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. As of March 31, 2008, approximately $10.8 billion of State PIT Revenue Bonds were outstanding. The 2008-09 Enacted Budget projects that $4.0 billion of State PIT Revenue Bonds will be issued in 2008-09.

Contingent-Contractual Obligation. The State may also enter into statutorily authorized contingent contractual-obligation financings under which the State may enter into service contracts obligating it to pay debt service on bonds, subject to annual appropriation, in the event there are shortfalls in revenues from other non-State resources pledged or otherwise available, to pay the debt service on the bonds. The State has never been required to make any payments, and does not expect to make payments, under this type of financing arrangement in the 2008-09 fiscal year.

Secured Hospital Program. Pursuant to legislation enacted in 1985, the State entered into service contracts establishing a contingent contractual-obligation whereby the State agreed to pay debt service, subject to annual appropriations, on bonds issued by certain public authorities, in the event that payments made by certain financially distressed not-for-profit hospitals under loan agreements with such public authorities and amounts available in reserve funds for such bonds are not sufficient to make such debt service payments. As of March 31, 2008, there were nine secured hospital borrowers and a total of $713 million in bonds outstanding with annual debt service payments of $65.2 million due during State fiscal year 2008-09. The State has never been required to make any payments pursuant to the service contracts.

Tobacco Settlement Financing Corporation. Legislation enacted in 2003 authorized the State to securitize all of its tobacco settlement payments to the Tobacco Settlement Financing Corporation ("TSFC", a corporation created under the legislation that is a subsidiary of the Municipal Bond Bank Agency) through an asset-backed securitization transaction. The legislation authorized the State to enter into contingency contracts obligating the State to pay debt service, subject to annual appropriations, on the TSFC bonds in the event that tobacco receipts and bond reserves are insufficient. As of March 31, 2008, approximately $3.870 billion in TSFC bonds were outstanding.

Moral Obligation Financing. Moral obligation financing generally involves the issuance of debt by a public authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2008-09 fiscal year.

State-Guaranteed Financings. Pursuant to specific constitutional authorization, the State may also directly guarantee certain public authority obligations. Payments of debt service on State-guaranteed bonds and notes are legally enforceable obligations of the State. The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority ("JDA"). As of March 31, 2008, JDA had approximately $37.4 million of bonds outstanding. The State does not anticipate that it will be called upon to make any payments pursuant to the State guarantee in the 2008-09 fiscal year.

Limitations on Debt -- Debt Reform Act of 2000. Chapter 59 of the Laws of 2000 enacted the Debt Reform Act. The Debt Reform Act imposes phased-in caps on State-supported debt outstanding and debt service costs for such debt issued after April 2000, limits the use of such debt to capital works and purposes only, and establishes a maximum term of 30 years on such debt. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased-in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and will gradually increase until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations.

On October 30, 2007, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding at March 31, 2007 at
2.10 percent of personal income and debt service on such debt at 1.27 percent of total governmental receipts, compared to the caps of 2.98 percent for each. DOB projects that debt outstanding and debt service costs for 2008-09 and the entire five-year forecast period through 2012-13 will also be within the statutory caps, although with declining debt capacity.

Interest Rate Exchange Agreements and Net Variable Rate Obligations. Chapter 81 of the Laws of 2002, as amended, authorized issuers of State-supported debt to issue debt instruments which result in a net variable rate exposure (e.g., both variable rate debt and interest rate exchange agreements) equal to no more than 20 percent of total outstanding State-supported debt and to execute interest rate exchange agreements up to a total notional amount of no more than 20 percent of total outstanding State-supported debt. As of March 31, 2008, State-supported debt in the amount of $44.5 billion was outstanding, resulting in a variable rate exposure cap and an interest rate exchange agreement cap of about $8.9 billion each. As of March 31, 2008, both the amount of outstanding variable rate debt instruments and interest rate exchange agreements are less than the authorized totals of 20 percent of total outstanding State-supported debt, and are projected to be below the caps for the entire forecast period through 2011-12

Interest Rate Exchange Agreements. As of March 31, 2008 five issuers have entered into a notional amount of $5.86 billion of interest rate exchange agreements with nine different counterparties that result in fixed rates and are subject to the interest rate exchange agreement cap, or 13.2 percent of total debt outstanding. As of March 31, 2008, the net mark-to-market value of all these outstanding swaps (the aggregate termination amount) was approximately $312 million - the total amount the State would receive from the collective authorized issuers for payments from the counterparties should all the swaps be terminated.

The State has also entered into approximately $861 million in swaps to create synthetic variable rate exposure, including $168 million of synthetic variable rate obligations and $693 million of forward starting synthetic variable rate obligations. As of March 31, 2008, the net mark-to-market value of the State's synthetic variable rate swaps is $20 million - the total amount the State would receive from the collective authorized issuers should all swaps be terminated. These swaps do not count against the interest rate exchange agreement cap but do count towards the variable rate debt instruments cap.

Net Variable Rate Obligations. As of March 31, 2008 the State had about $1.8 billion of outstanding variable rate debt instruments that are subject to the net variable rate exposure cap or 4.1 percent of total debt outstanding. That amount includes $1.6 billion of unhedged variable rate obligations and $168 million of synthetic variable rate obligations described above.

State Retirement Systems

General. The New York State and Local Retirement Systems (the "Systems") provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees' Retirement System and the New York State and Local Police and Fire Retirement System. The Comptroller is the administrative head of the Systems. State employees made up about 33 percent of the membership during the 2006-07 fiscal year. There were 3,009 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State.

As of March 31, 2007, 662,633 persons were members and 350,066 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Contributions. The State paid, in full, its employer contributions for the fiscal year ending March 31, 2009. Payments totaled $1,059.2 million. This amount included the Judiciary bill and the amortization payments for the 2005 and 2006 bills.

Assets and Liabilities. Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. OSC reports that the net assets available for benefits as of March 31, 2007 were $156.6 billion (including $2.7 billion in receivables), an increase of $14.0 billion or 9.8 percent from the 2005-06 level of $142.6 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $153.7 billion on April 1, 2006 to $163.1 billion (including $61.9 billion for current retirees and beneficiaries) on April 1, 2007. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2007 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected gain for the 2007 fiscal year, 40 percent of the unexpected gain for the 2006 fiscal year and 60 percent of the unexpected gain for the 2005 fiscal year. Actuarial assets increased from $132.1 billion on April 1, 2006 to $142.6 billion on April 1, 2007. The funded ratio, as of April 1, 2007, using the entry age normal funding method, was 106 percent.

Authorities and Localities

Authorities. Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2007, 19 public authorities had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $134 billion, only a portion of which constitutes State-supported or State-related debt.

The City of New York. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets. The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting City Director of Investor Relations, (212) 788-5875 or contacting the City Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007. The AIS states that the State assumes no liability or responsibility for any financial information reported by The City of New York.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. To help resolve persistent fiscal difficulties in the City of Buffalo, the State enacted legislation in July 2003 that created the Buffalo Fiscal Stability Authority ("BFSA"). To address a deteriorating fiscal situation in Erie County, legislation was enacted in July 2005 that created the Erie County Fiscal Stability Authority ("ECFSA"). Under these statutes, the City and the County are required to take annual budgetary actions necessary to address increasing percentages of their projected budget gaps and the BFSA as well as the ECFSA are authorized to finance remaining budget gaps through the issuance of deficit bonds and through restructuring or refinancing of outstanding debt. Tax revenues generated by the City and the Buffalo City School District as well as State aid payments are pledged to support any bonds issued by the BFSA. Similarly, the County's sales tax revenues and certain statutorily defined State aid payments are pledged as revenue to support any bonds issued by ECFSA.

The BFSA has instituted a control period for Buffalo since 2003. In 2006, the ECFSA instituted a control period for the county after rejecting its fiscal 2007 budget and financial plan for fiscal years 2007 through 2010. The implementation of a control period grants BFSA and ECFSA significant authority over the financial operations of the county including: the power to approve or reject contracts, settlements, and borrowings in excess of $50,000; to determine expenditure limits for proposed county budgets; and to implement a wage or hiring freeze.

Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and 2007, the State Legislature authorized 14 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2008-09 fiscal year or thereafter.

Litigation

General. The legal proceedings described below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million.

Real Property Claims. In Oneida Indian Nation of New York v. State of New York, the alleged successors-in-interest to the historic Oneida Indian Nation seek a declaration that they hold a current possessory interest in approximately 250,000 acres of lands that the tribe sold to the State in a series of transactions that took place beginning in 1795 and ending in 1846, and ejectment of the State and Madison and Oneida Counties from all publicly-held lands in the claim area. This case remained dormant while the Oneidas pursued an earlier action which sought limited relief relating to a single 1795 transaction and the parties engaged in intermittent, but unsuccessful, efforts to reach a settlement. In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectment, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within the affected 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

In a decision dated March 29, 2002, the District Court granted, in part, plaintiffs' motion to strike the State's defenses and counterclaims. The District Court also denied the State's motion to dismiss for failure to join indispensable parties.

Further efforts at settlement of this action failed to reach a successful outcome. While such discussions were underway, two significant decisions were rendered by the Supreme Court and the Second Circuit Court of Appeals which changed the legal landscape pertaining to ancient land claims: City of Sherrill
v. Oneida Indian Nation of New York, 544 U.S. 197 (2005), and Cayuga Indian Nation of New York v. Pataki, 413 F.3d 266 (2d Cir. 2005), cert. denied, 126 S.Ct. 2021, 2022 (2006). Taken together, these cases have made clear that the equitable doctrines of laches, acquiescence, and impossibility can bar ancient land claims. These decisions prompted the District Court to reassess its 2002 decision, which in part had struck such defenses, and to permit the filing of a motion for summary judgment predicated on the Sherrill and Cayuga holdings. On August 11, 2006, the defendants moved for summary judgment dismissing the action, based on the defenses of laches, acquiescence, and impossibility. By order dated May 21, 2007, the District Court dismissed plaintiffs' claims to the extent that they asserted a possessory interest, but permitted plaintiffs to pursue a claim seeking the difference between the amount paid and the fair market value of the lands at the time of the transaction. The District Court certified the May 21, 2007 order for interlocutory appeal and, on July 13, 2007, the Second Circuit granted motions by both sides seeking leave to pursue interlocutory appeals of that order. The appeal and cross-appeals have been fully briefed before the Second Circuit, and it is anticipated that the matter will be argued in the fall of 2008.

Other Indian land claims include Canadian St. Regis Band of Mohawk Indians, et al., v. State of New York, et al., and The Onondaga Nation v. The State of New York, et al. both in the United States District Court for the Northern District of New York

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants' answers. By decision dated October 20, 2003, the District Court denied the State's motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. On February 10, 2006, after renewed efforts at settlement failed to resolve this action, and recognizing the potential significance of the Sherrill and Cayuga appeals, the District Court stayed all further proceedings in this case until 45 days after the United States Supreme Court issued a final decision in the Cayuga Indian Nation of New York case. On November 6, 2006, after certiorari was denied in Cayuga, the defendants moved for judgment on the pleadings. The motion is now fully briefed and awaiting decision.

In The Onondaga Nation v. The State of New York, et al., plaintiff seeks a judgment declaring that certain lands allegedly constituting the aboriginal territory of the Onondaga Nation within the State are the property of the Onondaga Nation and the Haudenosaunee, or "Six Nations Iroquois Confederacy," and that conveyances of portions of that land pursuant to treaties during the period 1788 to 1822 are null and void. The "aboriginal territory" described in the complaint consists of an area or strip of land running generally north and south from the St. Lawrence River in the north, along the east side of Lake Ontario, and south as far as the Pennsylvania border, varying in width from about 10 miles to more than 40 miles, including the area constituting the City of Syracuse. On August 15, 2006, based on Sherrill and Cayuga, the defendants moved for an order dismissing this action, based on laches. The motion is now fully briefed and awaiting decision.

Cayuga Indian Nation of New York, et al. v Pataki, et al., involved approximately 64,000 acres in Seneca and Cayuga Counties surrounding the northern portion of Cayuga Lake that the historic Cayuga Nation sold to the State in 1795 and 1807 in alleged violation of the Nonintercourse Act ("NIA") (first enacted in 1790 and now codified at 25 U.S.C. ss. 177) because the transactions were not held under federal supervision, and were not formally ratified by the United States Senate and proclaimed by the President. After 2 lengthy trials, in 2001 the District Court denied ejectment as a remedy, and rendered a judgment against the State for damages and prejudgment interest in the net amount of $250 million. The State appealed. The tribal plaintiffs (but not the U.S.) cross-appealed, seeking ejectment of all of the present day occupants of the land in the 64,000 acre claim area and approximately $1.5 billion in additional prejudgment interest.

On June 28, 2005, the Second Circuit reversed and entered judgment dismissing the Cayuga action, based upon the intervening Supreme Court decision in Oneida Indian Nation v. City of Sherrill, 544 U.S. 197 (2005) which held (in the context of a property tax dispute involving a parcel that the tribe had purchased in fee within the Oneida claim area) that disruptive claims of Indian sovereignty could be barred by equitable defenses, including laches, acquiescence and impossibility. Cayuga Indian Nation v. Pataki, 413 F.3d 266 (2d Cir. 2005). The Second Circuit concluded that the same equitable considerations that the Supreme Court relied on in Sherrill applied to the Cayugas' possessory claim and required dismissal of the entire lawsuit, including plaintiffs' claim for money damages and their claim for ejectment. The Court also held that the United States' complaint-in-intervention was barred by laches. The Supreme Court denied certiorari in Cayuga on May 15, 2006.

This case was closed but recently became active when the Cayuga plaintiffs filed a FRCP 60(b)(6) motion to have the judgment vacated. Along with this motion a letter was sent to Judge McCurn's chamber seeking a stay of the 60 (b)(6) motion until after the Second Circuit decides the appeal in the Oneida land claim case. The motion is premised on Judge Kahn's ruling in Oneida, discussed above, that in spite of the Second Circuit decision in Cayuga, the tribe may proceed to prove a non-possessory claim for unjust compensation against the State defendant.

West Valley Litigation. In State of New York, et al. v. The United States of America, et al., the State and the New York State Energy Research and Development Authority have filed suit seeking (1) a declaration that defendants are liable under Comprehensive Environmental Response, Compensation, and Liability Act of 1980 ("CERCLA" or commonly known as the "Superfund") for the State's response costs and for damages to the State's natural resources resulting from releases from the site in Cattaraugus County, New York, and a judgment reimbursing the State for these costs and damages, (2) a declaration of defendants' responsibilities under the West Valley Demonstration Project Act to decontaminate and decommission the site and for future site monitoring and maintenance, and (3) a declaration that the defendants are responsible for paying the fees for disposal of solidified high level radioactive waste at the West Valley site. The parties have agreed to stay the litigation and submit the issues in (1) and (2) to non-binding arbitration and early neutral evaluation. The parties are currently engaged in mediation.

Tobacco Master Settlement Agreement. In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA") that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants' motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion dated January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. On September 14, 2004, the District Court denied all aspects of plaintiffs' motion for a preliminary injunction, except that portion of the motion relating to the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit. In May 2005, the Second Circuit affirmed the denial of the preliminary injunction. In December 2006, the motions and cross-motions of the parties for summary judgment were fully submitted to the District Court. By order dated July 7, 2008, the District Court requested updated statistical information and other information needed to resolve certain material questions. An evidentiary hearing will be held in October 2008.

State Medicaid Program. There are numerous cases in which nursing homes have challenged the statutory provisions setting the reimbursement methodology pursuant to which they receive Medicaid payments, including New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (six cases); and Matter of Nazareth Home of the Franciscan Sisters, et al. v. Novello. Plaintiffs allege that the changes in methodologies have been adopted in violation of procedural and substantive requirements of State and Federal law.

In New York Association of Homes and Services for the Aging v. DeBuono, et al., the United States District Court for the Northern District of New York dismissed plaintiffs' complaint by order dated May 19, 2004. On April 6, 2006, the Second Circuit Court of Appeals affirmed the order of the District Court. This case is now concluded. Several related State Court cases involving the same parties and issues had been held in abeyance pending the result of the litigation in Federal Court.




Portfolio Holdings


In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, a Fund may make its portfolio holdings information publicly available on the DWS Funds' Web site as described in each Fund's prospectuses. Each Fund does not disseminate non-public information about portfolio holdings except in accordance with policies and procedures adopted by each Fund.


Each Fund's procedures permit non-public portfolio holdings information to be shared with Deutsche Asset Management and its affiliates (collectively "DeAM"), subadvisors, if any, custodians, independent registered public accounting firms, attorneys, officers and trustees/directors and each of their respective affiliates and advisers who require access to this information to fulfill their duties to each Fund and are subject to the duties of confidentiality, including the duty not to trade on non-public information, imposed by law or contract, or by each Fund's procedures. This non-public information may also be disclosed, subject to the requirements described below, to certain third parties, such as securities lending agents, financial printers, proxy voting firms, mutual fund analysts and rating and tracking agencies, or to shareholders in connection with in-kind redemptions (collectively, "Authorized Third Parties").


Prior to any disclosure of each Fund's non-public portfolio holdings information to Authorized Third Parties, a person authorized by each Fund's Trustees must make a good faith determination in light of the facts then known that a Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of each Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and to not trade based on the information received while the information remains non-public. No compensation is received by each Fund or DeAM for disclosing non-public holdings information. Periodic reports regarding these procedures will be provided to each Fund's Trustees.

Portfolio holdings information distributed by the trading desks of DeAM or a subadvisor for the purpose of facilitating efficient trading of such securities and receipt of relevant research is not subject to the foregoing requirements. Non-public portfolio holding information does not include portfolio characteristics (other than holdings or subsets of holdings) about each Fund and information derived therefrom, including, but not limited to, how each Fund's investments are divided among various sectors, industries, countries, value and growth stocks, bonds, currencies and cash, types of bonds, bond maturities, duration, bond coupons and bond credit quality ratings so long as the identity of each Fund's holdings could not be derived from such information.


Registered investment companies that are subadvised by DeAM may be subject to different portfolio holdings disclosure policies, and neither DeAM nor a Fund's Trustees exercise control over such policies. In addition, separate account clients of DeAM have access to their portfolio holdings and are not subject to a Fund's portfolio holdings disclosure policy. The portfolio holdings of some of the funds subadvised by DeAM and some of the separate accounts managed by DeAM may substantially overlap with the portfolio holdings of a Fund.

DeAM also manages certain unregistered commingled trusts and creates model portfolios, the portfolio holdings of which may substantially overlap with the portfolio holdings of a Fund. To the extent that investors in these commingled trusts or recipients of model portfolio holdings information may receive portfolio holdings information of their trust or of a model portfolio on a different basis from that on which Fund portfolio holdings information is made public, DeAM has implemented procedures reasonably designed to encourage such investors and recipients to keep such information confidential, and to prevent those investors from trading on the basis of non-public holdings information.

There is no assurance that a Fund's policies and procedures with respect to the disclosure of portfolio holdings information will protect the Fund from the potential misuse of portfolio holdings information by those in possession of that information.

                             MANAGEMENT OF THE FUNDS

Investment Advisor

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of DeAM, is the investment advisor for each Fund. Under the supervision of the Board of Trustees, with headquarters at 345 Park Avenue, New York, New York, DIMA makes each Fund's investment decisions, buys and sells securities for each Fund and conducts research that leads to these purchase and sale decisions. The Advisor manages each Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. DIMA and its predecessors have more than 80 years of experience managing mutual funds. DIMA provides a full range of investment advisory services to institutional and retail clients. The Advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. On December 31, 2006, Deutsche Asset Management, Inc. ("DAMI'') merged into DIMA. Prior to December 31, 2006, DAMI was the investment advisor to each Fund. As a result of the merger, DIMA is now the investment advisor to each Fund.

DeAM is the marketing name in the US for the asset management activities of Deutsche Bank AG, DIMA, Deutsche Bank Trust Company Americas and DWS Trust Company. DeAM is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles. DIMA is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The Advisor provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to open- and closed-end SEC registered funds.


Each Fund is managed by a team of investment professionals, each of whom plays an important role in each Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of each Fund, as well as team members who have other ongoing management responsibilities for each Fund, are identified in each Fund's prospectuses, as of the date of each Fund's prospectuses. Composition of the team may change over time, and fund shareholders and investors will be notified of changes affecting individuals with primary fund management responsibility.

Investment Management Agreement


Pursuant to the investment management agreement between the Trust and the Advisor (the "Investment Management Agreement"), the Advisor provides continuing investment management of the assets of the Funds. In addition to the investment management of the assets of the Funds, the Advisor determines the investments to be made for each Fund, including what portion of their assets remain uninvested in cash or cash equivalents, and with whom the orders for investments are placed, consistent with the Funds' policies as stated in their Prospectuses and this SAI, or as adopted by the Funds' Board. The Advisor will also monitor, to the extent not monitored by the Funds' administrator or other agent, the Funds' compliance with their investment and tax guidelines and other compliance policies.

The Advisor provides assistance to the Funds' Board in valuing the securities and other instruments held by each Fund, to the extent reasonably required by valuation policies and procedures that may be adopted by the Funds.

Pursuant to the Investment Management Agreement, (unless otherwise provided in the agreement or as determined by the Funds' Board and to the extent permitted by applicable law), the Advisor pays the compensation and expenses of all the Board members, officers, and executive employees of the Funds, including the Funds' share of payroll taxes, who are affiliated persons of the Advisor.

The Investment Management Agreement provides that the Funds are generally responsible for expenses that include: fees payable to the Advisor; outside legal, accounting or auditing expenses, including with respect to expenses related to negotiation, acquisition or distribution of portfolio investments; maintenance of books and records that are maintained by the Funds, the Funds' custodian, or other agents of the Funds; taxes and governmental fees; fees and expenses of the Funds' accounting agent, custodian, sub-custodians, depositories, transfer agents, dividend reimbursing agents and registrars; payment for portfolio pricing or valuation services to pricing agents, accountants, bankers and other specialists, if any; brokerage commissions or other costs of acquiring or disposing of any portfolio securities or other instruments of the Funds; and litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business.

The Investment Management Agreement allows the Advisor to delegate any of its duties under the Investment Management Agreement to a subadvisor, subject to a majority vote of the Board of the Funds, including a majority of the Board who are not interested persons of the Funds, and, if required by applicable law, subject to a majority vote of the Funds' shareholders.


The Investment Management Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with matters to which the agreement relates, except a loss resulting from willful malfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Investment Management Agreement. The Investment Management Agreement may be terminated at any time, without payment of penalty, by either party or by vote of a majority of the outstanding voting securities of each Fund on 60 days' written notice.


Under the Investment Management Agreement with the Trust, the Advisor receives a fee from Tax Free Money Fund Investment computed daily and paid monthly, at the annual rate of 0.15% of the Fund's average daily net assets.

Effective March 22, 2007, NY Tax Free Money Fund operates under a management fee at the annual rate of 0.12% of the Fund's average daily net assets. Prior to March 22, 2007 NY Tax Free Money Fund's management fee was computed daily and paid monthly, at the annual rate of 0.15% of the Fund's average daily net assets.



Through March 21, 2010, the Advisor and administrator have contractually agreed to waive a portion of their fees and reimburse expenses so that the total operating expense ratio (excluding extraordinary expenses, taxes, brokerage and interest fees) remains at 1.00% for the NY Tax Free Money Fund - Tax Exempt New York Money Market Fund and at 0.75% for NY Tax Free Money Fund - Investment.

Through December 31, 2006, DAMI was each Fund's investment advisor; fees paid through this date were received by DAMI.

For the fiscal years ended December 31, 2007, 2006 and 2005, the Advisor earned $159,405, $197,077 and $261,375, respectively, as compensation for investment advisory services provided to the Tax Free Money Fund Investment. During the fiscal years ended December 31, 2006 and 2005, the Advisor reimbursed $8,701 and $126,975, respectively, to the Tax Free Money Fund Investment to cover expenses.

For the fiscal years ended December 31, 2007, 2006 and 2005, the Advisor earned $159,349, $123,614 and $151,094, respectively, as compensation for investment advisory services provided to the NY Tax Free Money Fund. During the fiscal year ended December 31, 2005, the Advisor reimbursed $125,020 to the NY Tax Free Money Fund to cover expenses.

The Board and shareholders approved a subadvisor approval policy for each Fund (the "Subadvisor Approval Policy"). The Subadvisor Approval Policy permits the Advisor, subject to the approval of the Board, including a majority of its independent board members, to appoint and replace subadvisors and to amend sub-advisory contracts without obtaining shareholder approval. Under the Subadvisor Approval Policy, the Board, including its independent board members, will continue to evaluate and approve all new sub-advisory contracts between the Advisor and any subadvisor, as well as all changes to any existing sub-advisory contract. The Funds cannot implement the Subadvisor Approval Policy without the SEC either adopting revisions to current rules (as it proposed to do in October
2003) or granting the Funds exemptive relief from existing rules. The Funds and the Advisor would be subject to certain conditions imposed by the SEC (and certain conditions that may be imposed in the future within either exemptive relief or a rule) to ensure that the interests of the Funds and their shareholders are adequately protected whenever the Advisor acts under the Subadvisor Approval Policy, including any shareholder notice requirements.

The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

The Advisor may enter into arrangements with affiliates and third party service providers to perform various administrative, back-office and other services relating to client accounts. Such service providers may be located in the US or in non-US jurisdictions.

Codes of Ethics

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Trust's Code of Ethics permits access persons of the Funds (Board members, officers and employees of the Advisor), to make personal securities transactions for their own accounts. This includes transactions in securities that may be purchased or held by a Fund, but requires compliance with the Code's pre-clearance requirements, subject to certain exceptions. In addition, the Trust's Code of Ethics provides for trading "blackout periods" that prohibit trading of personnel within periods of trading by a Fund in the same security. The Trust's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

The Funds' Advisor and its affiliates (including the Funds' Distributor, DIDI) have each adopted a Code of Ethics pursuant to 17j-1 under the 1940 Act (the "Consolidated Code"). The Consolidated Code permits access persons to trade in securities that may be purchased or held by a Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by a Fund in the same security. The Consolidated Code also prohibits short term trading profits, and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.

Regulatory Matters and Legal Proceedings

On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the SEC and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and DIMA, the investment advisors to many of the DWS Investments funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, will be distributed to shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.


On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") (now known as FINRA")) announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and DWS Scudder Distributors, Inc. (now known as DWS Investments Distributors, Inc. ("DIDI")) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the DWS Investments Funds' shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the funds' Boards and to shareholders relating to DIDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Investments Fund shares. These directed brokerage practices were discontinued in October 2003.


Under the terms of the settlements, in which DIMA, DAMI and DIDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and DIDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares.

As part of the settlements, DIMA, DAMI and DIDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the funds' prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Additional information announced by DeAM regarding the terms of the settlements is available at www.dws-investments.com/regulatory_settlements.

The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

                             FUND SERVICE PROVIDERS

Administrator

The Funds have entered into an administrative services agreement with DIMA (the "Administrator") (the "Administrative Services Agreement"), pursuant to which the Administrator provides administrative services to the Funds including, among others, providing the Funds with personnel, preparing and making required filings on behalf of the Funds, maintaining books and records for the Funds, and monitoring the valuation of Fund securities. For all services provided under the Administrative Services Agreement, each Fund pays the Administrator a fee, computed daily and paid monthly, of 0.100% of each Fund's average daily net assets.

Under the Administrative Services Agreement, the Administrator is obligated on a continuous basis to provide such administrative services as the Board of the Funds reasonably deems necessary for the proper administration of the Funds. The Administrator provides the Funds with personnel; arranges for the preparation and filing of the Funds' tax returns; prepares and submits reports and meeting materials to the Board and the shareholders; prepares and files updates to the Funds' prospectuses and statement of additional information as well as other reports required to be filed by the SEC; maintains the Funds' records; provides the Funds with office space, equipment and services; supervises, negotiates the contracts of and monitors the performance of third parties contractors; oversees the tabulation of proxies; monitors the valuation of portfolio securities and monitors compliance with Board-approved valuation procedures; assists in establishing the accounting and tax policies of the Funds; assists in the resolution of accounting issues that may arise with respect to the Funds; establishes and monitors the Funds' operating expense budgets; reviews and processes the Funds' bills; assists in determining the amount of dividends and distributions available to be paid by the Funds, prepares and arranges dividend notifications and provides information to agents to effect payments thereof; provides to the Board periodic and special reports; provides assistance with investor and public relations matters; and monitors the registration of shares under applicable federal and state law. The Administrator also performs certain fund accounting services under the Administrative Services Agreement. The Administrative Services Agreement provides that the Administrator will not be liable under the Administrative Services Agreement except for willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

Pursuant to an agreement between the Administrator and State Street Bank and Trust Company ("SSB"), the Administrator has delegated certain administrative functions to SSB. The costs and expenses of such delegation are borne by the Administrator, not by the Funds.

The fee payable by the Funds to the Administrator pursuant to the Administrative Agreement is reduced by the amount of any credit received from the Funds' custodian for cash balances.

For the fiscal year ended December 31, 2007 and the period July 1, 2006 through December 31, 2006 the Administrator received $106,270 and $45,371, respectively, from Tax Free Money Fund Investment.

For the fiscal year ended December 31, 2007 and the period June 1, 2006 through December 31, 2006 the Administrator received $129,492 and $47,654, respectively, from NY Tax Free Money Fund.

Prior to July 1, 2006 for Tax Free Money Fund and June 1, 2006 for NY Tax Free Money Fund, Investment Company Capital Corp. ("ICCC") served as the administrator.

For the period January 1, 2006 through June 30, 2006 and the fiscal year ended December 31, 2005, ICCC earned $516,083 and $1,045,500, respectively, as compensation for administrative and other services provided to the Tax Free Money Fund Investment, and did not reimburse any fees.

For the period January 1, 2006 through May 31, 2006 and the fiscal year ended December 31, 2005, ICCC earned $208,530 and $604,377, respectively, as compensation for administrative and other services provided to the NY Tax Free Money Fund and $6,351 was waived for the period ended May 31, 2006.

Pursuant to DeAM procedures approved by the Boards on behalf of the DWS funds, proof of claim forms are routinely filed on behalf of the DWS funds by a third party service provider, with certain limited exceptions. The Boards of the DWS funds receive periodic reports regarding the implementation of these procedures.

Distributor

DIDI, an affiliate of the Advisor, serves as the distributor of each Fund's shares pursuant to a distribution agreement (the "Distribution Agreement"). DIDI may enter into a selling group agreement ("DIDI Agreement") with certain broker-dealers (each a "Participating Dealer"). If a Participating Dealer previously had agreements in place with DIDI and ICC Distributors, Inc., the DIDI Agreement will control. If the Participating Dealer did not have an agreement with DIDI, then the terms of the assigned ICC Distributors, Inc. agreement ("ICC Agreement") will remain in effect. These DIDI Agreement and ICC Agreement may be terminated by their terms or by the terms of the Distribution Agreement, as applicable. DIDI is a wholly owned subsidiary of Deutsche Bank AG. The address for DIDI is 222 South Riverside Plaza, Chicago, IL 60606-5808. For Institutional Shares, DIDI receives no compensation from the Fund under the Distribution Agreement.

The NY Tax Free Money Fund has approved a Rule 12b-1 Plan (the "Plan") for its Tax-Exempt New York Money Market Fund class pursuant to the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. The Plan continues in effect from year to year so long as such continuance is approved by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. The vote must take place at a meeting of the Board held in person and called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee to be paid by the NY Tax Free Money Fund without approval by a majority of the outstanding voting securities of the Shares of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Plan. The Plan may be terminated at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the Trust.

DIDI has entered into related arrangements with various banks, broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. DIDI may also reimburse firms for costs associated with the transfer of client balances to the Fund. DIDI may elect to keep a portion of the total administration fee to compensate itself for functions performed for the Fund or to pay for sales materials or other promotional activities.


In addition, DIDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of a Fund.


DIDI also may provide some of the above services and may retain any portion of the fee under the Plan not paid to firms to compensate itself for distribution functions performed for a Fund. Currently, DIDI receives distribution fees by a Fund, normally payable monthly, at an annual rate of 0.50% of the average daily net assets of those accounts that it maintains and services. Firms to which service fees may be paid may include affiliates of DIDI. For the fiscal period March 22, 2007 through December 31, 2007 Tax Exempt New York Money Market Fund shares of NY Tax Free Money Fund paid $274,322 in distribution fees.

Expenses of New York Tax Free Money Fund- Tax-Exempt New York Money Market Fund paid in connection with the Rule 12b-1 Plans are set forth below. A portion of the marketing and sales and operating expenses shown below could be considered overhead expenses.


 ------------------- --------------- ---------------------------------------------------

                                         12b-1 Compensation to Underwriter for the
                                            Fiscal Year Ended December 31, 2007
 ------------------- --------------- ---------------------------------------------------

                                                          12b-1
                                         12b-1         Shareholder          12b-1
                                      Distribution    Administrative     Compensation
                                          Fees        Services Fees     Paid to Firms
  ------------------- --------------- --------------- ----------------- -----------------


 New York Tax Free   Tax-Exempt            $0               $0                $0
 Money Fund          New York
                     Money Market
                     Fund Class
 ------------------- --------------- --------------- ----------------- -----------------




 ------------------- -----------------------------------------------------------------------------------------

                                                   Other Expenses Paid by Underwriter for the
                                                       Fiscal Year Ended December 31, 2007
 ------------------- -----------------------------------------------------------------------------------------

                                       Advertising,
                                     Sales, Literature                   Marketing    Postage
                                      and Promotional     Prospectus     and Sales    and           Imputed
                                         Materials         Printing       Expenses     Mailing     Interest
  ------------------- -------------- -------------------- -------------- ------------- ----------- ------------


 New York Tax Free   Tax-Exempt          $503,882           $30,813       $112,138     $91,991        $0
 Money Fund          New York
                     Money Market
                     Fund Class
 ------------------- ----------------------------------- -------------- ------------- ----------- ------------




Custodian

State Street Bank and Trust Company ("SSB"), 225 Franklin Street, Boston, Massachusetts 02110, serves as Custodian for the Trust. As Custodian, SSB holds each Fund's assets.

Transfer Agent and Service Agent

DWS Investments Service Company ("DISC" or the "transfer agent")) serves as transfer agent of the Trust and of the Funds pursuant to a transfer agency agreement. DISC's headquarters is 222 South Riverside Plaza, Chicago, IL 60606-5808. Under its transfer agency agreement with the Trust, DISC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. DISC is compensated by DIMA out of its administration fee and may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend paying agent and shareholder servicing agent functions to DST. The costs and expenses of such delegation are borne by DISC, not by the Funds.

The Transfer Agent receives an annual service fee for each account of each Fund, based on the type of account. For open retail accounts, the fee is a flat fee ranging from $20.00 to $27.50 per account, for open wholesale money funds the fee is $32.50 per account, while for certain retirement accounts serviced on the recordkeeping system of ADP, Inc., the fee is a flat fee up to $3.60 per account (as of 2007, indexed to inflation) plus an asset based fee of up to 0.25% of average net assets. 1/12th of the annual service charge for each account is charged and payable to the Transfer Agent each month. A fee is charged for any account which at any time during the month had a share balance in a Fund. Smaller fees are also charged for closed accounts for which information must be retained on the Transfer Agent's system for up to 18 months after closing for tax reporting purposes.

Certain out-of-pocket expenses incurred by the Transfer Agent, including expenses of printing and mailing routine fund disclosure documents, costs of record retention and transaction processing costs are reimbursed by a Fund or are paid directly by a Fund. Certain additional out-of-pocket expenses, including costs of computer hardware and software, third party record-keeping and processing of proxy statements, may only be reimbursed by a Fund with the prior approval of a Fund's Board.

                                               Aggregate      Amount Waived    Aggregate Amount         Amount
Fund                                          Amount 2007          2007              2006*           Waived 2006*
----                                          -----------          ----              -----           ------------

Tax Free Money Fund Investment-Premier           $279,381        $85,209           $57,168              $57,168
        Shares**
NY Tax Free Money Fund - Investment              $134,426         $8,008          $119,789             $119,789
NY Tax Free Money Fund - Tax-Exempt New           $60,107           NA                NA                  NA
        York Money Market Fund

* Prior to July 1, 2006 for Tax Free Money Fund Investment and June 1, 2006 for NY Tax Free Money Fund these fees were included in the Administrative Service Fee.


**       Institutional Shares commenced operations on November 11, 2008.


The Funds compensate Service Agents whose customers invest in shares of the Funds for providing certain personal, account administration and/or shareholder liaison services. DISC acts as a Service Agent pursuant to its agreement with the Trust. DISC is paid by the Administrator and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by DISC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with DIMA, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Administrator or DIDI, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations.

Legal Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, serves as counsel to the Funds and from time to time provides certain legal services to the Advisor and the Administrator.

Ropes & Gray, One International Place, Boston, Massachusetts 02110-2624, serves as co-counsel to the Independent Trustees of the Trust.

Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as co-counsel to the Independent Trustees of the Trust.

Independent Registered Public Accounting Firm


PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting, audits the financial statements of the Funds and provides other audit, tax and related services. Shareholders receive annual audited financial statements and semi-annual unaudited financial statements.


                             PORTFOLIO TRANSACTIONS

The Advisor is generally responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage. With respect to those funds for which a sub-investment advisor manages the fund's investments, references in this section to the "Advisor" should be read to mean the Sub-Advisor, except as noted below.

The policy of the Advisor in placing orders for the purchase and sale of securities for the Funds is to seek best execution, taking into account such factors, among others, as price; commission (where applicable); the broker-dealer's ability to ensure that securities will be delivered on settlement date; the willingness of the broker-dealer to commit its capital and purchase a thinly traded security for its own inventory; whether the broker-dealer specializes in block orders or large program trades; the broker-dealer's knowledge of the market and the security; the broker-dealer's ability to maintain confidentiality; the broker-dealer's ability to provide access to new issues; the broker-dealer's ability to provide support when placing a difficult trade; the financial condition of the broker-dealer; and whether the broker-dealer has the infrastructure and operational capabilities to execute and settle the trade. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions with commissions charged on comparable transactions and compares the brokerage commissions (if any) paid by the Funds to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Commission rates on transactions in equity securities on US securities exchanges are subject to negotiation. Commission rates on transactions in equity securities on foreign securities exchanges are generally fixed. Purchases and sales of fixed-income securities and certain over-the-counter securities are effected on a net basis, without the payment of brokerage commissions. Transactions in fixed income and certain over-the-counter securities are generally placed by the Advisor with the principal market makers for these securities unless the Advisor reasonably believes more favorable results are available elsewhere. Transactions with dealers serving as market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues will include an underwriting fee paid to the underwriter. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker.

It is likely that the broker-dealers selected based on the considerations described in this section will include firms that also sell shares of the Funds to their customers. However, the Advisor does not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, has implemented policies and procedures reasonably designed to prevent its traders from considering sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

The Advisor is permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("1934 Act"), when placing portfolio transactions for a Fund, to cause the Fund to pay brokerage commissions in excess of that which another broker-dealer might charge for executing the same transaction in order to obtain research and brokerage services if the Advisor determines that such commissions are reasonable in relation to the overall services provided. The Advisor may from time to time, in reliance on Section 28(e) of the 1934 Act, execute portfolio transactions with broker-dealers that provide research and brokerage services to the Advisor. Consistent with the Advisor's policy regarding best execution, where more than one broker is believed to be capable of providing best execution for a particular trade, the Advisor may take into consideration the receipt of research and brokerage services in selecting the broker-dealer to execute the trade. Although certain research and brokerage services from broker-dealers may be useful to a Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. To the extent that research and brokerage services of value are received by the Advisor, the Advisor may avoid expenses that it might otherwise incur. Research and brokerage services received from a broker-dealer may be useful to the Advisor and its affiliates in providing investment management services to all or some of its clients, which includes a Fund. Services received from broker-dealers that executed securities transactions for a Portfolio will not necessarily be used by the Advisor specifically to service such Fund.

Research and brokerage services provided by broker-dealers may include, but are not limited to, information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and measurement and analysis of corporate responsibility issues. Research and brokerage services are typically received in the form of written or electronic reports, access to specialized financial publications, telephone contacts and personal meetings with security analysts, but may also be provided in the form of access to various computer software and meetings arranged with corporate and industry representatives.

The Advisor may also select broker-dealers and obtain from them research and brokerage services that are used in connection with executing trades provided that such services are consistent with interpretations under Section 28(e) of the 1934 Act. Typically, these services take the form of computer software and/or electronic communication services used by the Advisor to facilitate trading activity with those broker-dealers.

Research and brokerage services may include products obtained from third parties if the Advisor determines that such product or service constitutes brokerage and research as defined in Section 28(e) and interpretations thereunder. Currently, it is the Advisor's policy that Sub-Advisors may not execute portfolio transactions on behalf of the Funds to obtain third party research and brokerage services. The Advisor may, in the future, change this policy. Regardless, certain Sub-Advisors may, as matter of internal policy, limit or preclude third party research and brokerage services.

The Advisor may use brokerage commissions to obtain certain brokerage products or services that have a mixed use (i.e., it also serves a function that does not relate to the investment decision-making process). In those circumstances, the Advisor will make a good faith judgment to evaluate the various benefits and uses to which it intends to put the mixed use product or service and will pay for that portion of the mixed use product or service that it reasonably believes does not constitute research and brokerage services with its own resources.

DIMA will monitor regulatory developments and market practice in the use of client commissions to obtain research and brokerage services and may adjust its portfolio transactions policies in response thereto.

Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other accounts in executing transactions. Purchases or sales are then averaged as to price and commission and allocated as to amount in a manner deemed equitable to each account. While in some cases this practice could have a detrimental effect on the price paid or received by, or on the size of the position obtained or disposed of for, a Fund, in other cases it is believed that the ability to engage in volume transactions will be beneficial to a Fund.

DIMA and its affiliates and the Funds' management team manage other mutual funds and separate accounts, some of which use short sales of securities as a part of its investment strategy. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time.

DIMA has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Incorporated in the procedures are specific guidelines developed to ensure fair and equitable treatment for all clients. DIMA and the investment team have established monitoring procedures and a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.


Deutsche Bank AG or one of its affiliates (or in the case of a Sub-Advisor, the Sub-Advisor or one of its affiliates) may act as a broker for the Funds and receive brokerage commissions or other transaction-related compensation from the Funds in the purchase and sale of securities, options or futures contracts when, in the judgment of the Advisor, and in accordance with procedures approved by the Funds' Board, the affiliated broker will be able to obtain a price and execution at least as favorable as those obtained from other qualified brokers and if, in the transaction, the affiliated broker charges the Funds a rate consistent with that charged to comparable unaffiliated customers in similar transactions.


Portfolio Turnover

Each Fund may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Funds, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Funds' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                       PURCHASE AND REDEMPTION INFORMATION

Purchase of Shares

Each Fund accepts purchase orders for shares at the NAV per share next determined after the order is received on each Valuation Day as defined below. Shares may be available through investment professionals, such as broker/dealers and investment advisors (including Service Agents). Purchase orders for shares of a Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to DISC, as the Trust's Transfer Agent of such order.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. For more information, see "Policies You Should Know About" in the Funds' prospectuses.

Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Funds may be purchased in only those states where they may be lawfully sold.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to SSB purchase payments in the same business day after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or the Transfer Agent.

If you have money invested in an eligible Deutsche Asset Management/DWS fund, you can:

o        Wire money into your account,

o Open an account by exchanging from another eligible Deutsche Asset Management/DWS fund, or

o        Contact your Service Agent or financial advisor.

Revenue Sharing


In light of recent regulatory developments, the Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries ("financial advisors") in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of investors and Fund shares ("revenue sharing").

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each Fund, to financial advisors in connection with the sale and/or distribution of Fund shares or the retention and/or servicing of Fund investors and Fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/networking fees payable by each Fund (generally through the Distributor or an affiliate) and/or the Distributor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the Prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each Fund with "shelf space" or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each Fund on preferred or recommended sales lists, mutual fund "supermarket" platforms and other formal sales programs; granting the Distributor access to the financial advisor's sales force; granting the Distributor access to the financial advisor's conferences and meetings; assistance in training and educating the financial advisor's personnel; and, obtaining other forms of marketing support. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each Fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of DWS Fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from .01% up to .50% of assets of the Fund serviced and maintained by the financial advisor, .05% to ..25% of sales of the Fund attributable to the financial advisor, a flat fee of $13,350 up to $500,000, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor's recommendation of this Fund or of any particular share class of the Fund. You should review your financial advisor's compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor's recommendation of this Fund.

The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both DWS funds and non-DWS funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. on the DWS Scudder branded retirement plan platform (the "Platform") with the level of revenue sharing payments being based upon sales of both the DWS funds and the non-DWS funds by the financial advisor on the Platform or current assets of both the DWS funds and the non-DWS funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, each Fund has been advised that the Advisor, the Distributor and their affiliates expect that the following firms will receive revenue sharing payments at different points during the coming year as described above:

Channel: Broker-Dealers and Financial Advisors
----------------------------------------------
AIG Advisors Group
Ameriprise
Cadaret, Grant & Co. Inc.
Capital Analyst, Incorporated
Citigroup Global Markets, Inc. (dba Smith Barney)
Commonwealth Equity Services, LLP (dba Commonwealth Financial Network) Deutsche Bank Group
Ensemble Financial Services
First Clearing/Wachovia Securities
Fiserv Trust Company
HD Vest Investment Securities, Inc.
ING Group
John Hancock Distributors LLC
LPL Financial
M.L. Stern & Co.
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley
Oppenheimer & Co., Inc.
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc
Securities America, Inc.
UBS Financial Services
Wachovia Securities
Wells Fargo Investments, LLC

Channel: Cash Product Platform
------------------------------
Allegheny Investments LTD
Bank of New York (Hare & Co.)
Bear, Stearns Securities Corp.
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co.
Chicago Mercantile Exchange
D.A. Davidson & Company
Deutsche Bank Group
Emmett A. Larkin Company
Fiduciary Trust Co. -- International
First Southwest Company
Huntleigh Securities
Lincoln Investment Planning
LPL Financial
Mellon Financial Markets LLC
Penson Financial Services
Pershing Choice Platform
ProFunds Distributors, Inc.
Ridge Clearing & Outsourcing Solutions
Robert W. Baird & Co.
Romano Brothers and Company
SAMCO Capital Markets
Smith Moore & Company
Sungard Institutional Brokerage Inc.
US Bancorp
UBS Financial Services
William Blair & Company

Channel: Third Party Insurance Platforms
----------------------------------------
Allstate Life Insurance Company of New York
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
Columbus Life Insurance Company
Commonwealth Annuity and Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
Integrity Life Insurance Company
John Hancock Life Insurance companies
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Group
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company
National Integrity Life Insurance Company
Nationwide Group
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Provident Mutual Life Insurance
Prudential Insurance Company of America
Sun Life Group
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

The Advisor, the Distributor or their affiliates may enter into additional revenue sharing arrangements or change or discontinue existing arrangements with financial advisors at any time without notice.

The prospect of receiving, or the receipt of additional compensation or promotional incentives described above by financial advisors may provide such financial advisors and/or their salespersons with an incentive to favor sales of shares of the DWS funds or a particular DWS fund over sales of shares of mutual funds (or non-mutual fund investments) with respect to which the financial advisor does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. Similarly, financial advisors may receive different compensation or incentives that may influence their recommendation of any particular share class of the Fund or of other funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor and will not increase Fund expenses. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your financial advisor and review your financial advisor's disclosures.

It is likely that broker-dealers that execute portfolio transactions for the Fund will include firms that also sell shares of the DWS funds to their customers. However, the Advisor will not consider sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the DWS funds. Accordingly, the Advisor has implemented policies and procedures reasonably designed to prevent its traders from considering sales of DWS fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the Advisor, the Distributor and/or their affiliates will not use fund brokerage to pay for their obligation to provide additional compensation to financial advisors as described above.




Automatic Investment Plan. A shareholder may purchase shares of a Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $500 and maximum $250,000 for initial investments and a minimum of $50 and maximum of $250,000 for subsequent investments) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. Termination by a shareholder will become effective within thirty days after the Service Agent has received the request. A Fund may immediately terminate a shareholder's Direct Deposit in the event that any item is unpaid by the shareholder's financial institution.

Consideration for Purchases of Shares. The Trust generally will not issue shares of a Fund for consideration other than cash. At the Trust's sole discretion, however, it may issue Fund shares for consideration other than cash in connection with an acquisition of portfolio securities or pursuant to a bona fide purchase of assets, merger or other reorganization, provided the securities meet the investment objectives and policies of a Fund and are acquired by a Fund for investment and not for resale. An exchange of securities for Fund shares will generally be a taxable transaction to the shareholder.


Institutional Shares Purchases. Information on how to buy Institutional Shares is set forth in the section entitled "Buying and Selling Fund Shares" in the Fund's prospectus. The following supplements that information. The minimum initial investment for Institutional Shares is $100,000. The minimum initial investment may be waived in certain circumstances. The minimum amounts may be changed at any time in management's discretion.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem each Fund's shares, including different minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold each Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, each Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from a Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of DIDI, may receive compensation from a Fund through the Shareholder Service Agent for these services.


The Funds have authorized one or more financial service institutions, including certain members of FINRA other than the Distributor ("financial institutions"), to accept purchase and redemption orders for a Fund's shares. Such financial institutions may also designate other parties, including plan administrator intermediaries, to accept purchase and redemption orders on the Funds' behalf. Orders for purchases or redemptions will be deemed to have been received by the Funds when such financial institutions or, if applicable, their authorized designees accept the orders. Subject to the terms of the contract between the Funds and the financial institution, ordinarily orders will be priced at the Funds' net asset value next computed after acceptance by such financial institution or its authorized designees and accepted by the Funds. Further, if purchases or redemptions of the Funds' shares are arranged and settlement is made at an investor's election through any other authorized financial institution, that financial institution may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Funds at any time for any reason.

DIDI has adopted an Incentive Plan (the "Plan") covering wholesalers that are regional vice presidents ("DWS Investments Wholesalers"). Generally, DWS Investments Wholesalers market shares of the DWS funds to financial advisors, who in turn may recommend that investors purchase shares of a DWS fund. The Plan is an incentive program that combines a monthly incentive component with a quarterly strategic bonus component. Under the Plan, DWS Investments Wholesalers will receive a monetary monthly incentive based on the amount of sales generated from their marketing of the funds, and that incentive will differ depending on the product category of the fund. Each fund is assigned to one of three product categories -- "Strategic," "Tactical" or "all other funds" -- taking into consideration, among other things, the following criteria, where applicable:

o The Fund's consistency with DWS Investments' branding and long-term strategy.

o        The Fund's competitive performance;

o        The Fund's Morningstar rating;

o The length of time the Fund's Portfolio Managers have managed the Fund/Strategy

o        Market size for the fund category;

o        The Fund's size, including sales and redemptions of the Fund's shares;


This information and other factors are presented to a committee comprised of representatives from various groups within DWS Investments, who review on a quarterly basis the funds assigned to each product category described above, and make any changes to those assignments at that time. No one factor, whether positive or negative, determines a fund's placement in a given category; all these factors together are considered, and the designation of funds in the Strategic and Tactical categories represents management's judgment based on the above criteria. In addition, management may consider a fund's profile over the course of several review periods before making a change to its category assignment. These category assignments will be posted quarterly to the DWS funds' Web site at www.dws-investments.com, approximately one month after the end of each quarter. DWS Investments Wholesalers receive the highest compensation for Strategic funds, less for Tactical funds and the lowest for all other funds. The level of compensation among these categories may differ significantly.

The prospect of receiving, or the receipt of, additional compensation by a DWS Investments Wholesaler under the Plan may provide an incentive to favor marketing the Strategic or Tactical funds over all other funds. The Plan, however, will not change the price that investors pay for shares of a fund. The DWS Investments Compliance Department monitors DWS Investments Wholesaler sales and other activity in an effort to detect unusual activity in the context of the compensation structure under the Plan. However, investors may wish to take the Plan and the product category of the fund into account when considering purchasing a fund or evaluating any recommendations relating to fund shares.

Redemption of Shares

The Transfer Agent may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Transfer Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Transfer Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. The Transfer Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with a Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See the section entitled "Minimum Account Investments" in the prospectuses for the account minimum balance.

The Funds may accept purchase or sale orders when the NYSE is closed in certain limited circumstances, such as in response to an unexpected situation that causes the NYSE to be closed, if the "Fed wire" is open, the primary trading markets for a Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Funds may suspend or postpone redemptions as permitted pursuant to Section 22(e) of the 1940 Act. Generally, those circumstances are when 1) the NYSE is closed other than customary weekend or holiday closings; 2) trading on the NYSE is restricted; 3) an emergency exists, which makes the disposal of securities owned by a Fund or the fair determination of the value of a Fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspensions of the right of redemption. Redemption payments by wire may also be delayed in the event of a non-routine closure of the Federal Reserve wire payment system.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o        Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to another account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a business or organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund reserves the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund.

In-kind Redemptions. Each Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in securities. These securities will be chosen by a Fund and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Redemption by Check/ACH Debit Disclosure. Each Fund will accept Automated Clearing House ("ACH") debit entries for accounts that have elected the checkwriting redemption privilege. An example of an ACH debit is a transaction in which you have given your insurance company, mortgage company, credit card company, utility company, health club, etc., the right to withdraw your monthly payment from your Fund account or the right to convert your mailed check into an ACH debit. Sometimes, you may give a merchant from whom you wish to purchase goods the right to convert your check to an ACH debit. You may also authorize a third party to initiate an individual payment in a specific amount from your account by providing your account information and authorization to such third party via the Internet or telephone. You authorize a Fund upon receipt of an ACH debit entry referencing your account number, to redeem Fund shares in your account to pay the entry to the third party originating the debit. A Fund will make the payment on the basis of the account number that you provide to your merchant and will not compare this account number with the name on the account. A Fund, a Fund's Transfer Agent, the Shareholder Service Agent or any other person or system handling the transaction are not required to determine if there is a discrepancy between the name and the account number shown on the transfer instructions.

The payment of any ACH debit entry will be subject to sufficient funds being available in the designated account; a Fund will not be able to honor an ACH debit entry if sufficient funds are not available. ACH debit entry transactions to your Fund account should not be initiated or authorized by you in amounts exceeding the amount of Shares of the fund then in the account and available for redemption. A Fund may refuse to honor ACH debit entry transactions whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. Your Fund account statement will show any ACH debit entries in your account; you will not receive any other separate notice. (Merchants are permitted to convert your checks into ACH debits only with your prior consent.)

You may authorize payment of a specific amount to be made from your account directly by a Fund to third parties on a continuing periodic basis. To arrange for this service, you should contact the person or company you will be paying. Any preauthorized transfers will be subject to sufficient funds being available in the designated account. A preauthorized transfer will continue to be made from the account in the same amount and frequency as initially established until you terminate the preauthorized transfer instructions with the person or company whom you have been paying. If regular preauthorized payments may vary in amount, the person or company you are going to pay should tell you ten (10) days before each payment will be made and how much the payment will be. If you wish to terminate the periodic preauthorized transfers, you should do so with the person or company to whom you have been making payments.

If you have told a Fund in advance to make regular payments out of your account, you may stop any of these payments by writing or calling the Shareholder Service Agent at the address and telephone number listed in the next paragraph in time for the Shareholder Service Agent to receive your request three (3) business days or more before the payment is scheduled to be made. If you call, a Fund may also require that you put your request in writing so that the Fund will receive it within 14 days after you call. If you order a Fund to stop one of these payments three (3) business days or more before the transfer is scheduled and the Fund does not do so, the Fund will be liable for your loss or damages but not in an amount exceeding the amount of the payment. A stop payment order will stop only the designated periodic payment.

Checkwriting. All new investors and existing shareholders who apply for checks may use them to pay any person for not more than $5 million. Shareholders should not write redemption checks in an amount less than $250 since a $10 service fee is charged. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's book for ten business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. The share class pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserve the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Fund, DWS Investments Service Company and UMB Bank reserve the right at any time to suspend or terminate the Checkwriting procedure.

This privilege may not be available through some firms that distribute shares of the Trust. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by the Trust.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been owned for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificated form. The Trust reserves the right to terminate or modify this privilege at any time.

The Trust may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Fund shares in excess of the value of a Fund account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

In case of errors or questions about your ACH debit entry transactions please telephone (800) 730-1313 or write (DWS Investments Service Company, PO Box 219154, Kansas City, MO 64121-9154) the Shareholder Service Agent as soon as possible if you think your statement is wrong or shows an improper transfer if you need more information about a transfer listed on the statement. Our business days are Monday through Friday except holidays. The Shareholder Service Agent must hear from you no later than 60 days after a Fund sent you the first Fund account statement on which the problem or error appeared. If you do not notify the Shareholder Service Agent within sixty (60) days after a Fund sends you the account statement, you may not get back any money you have lost, and you may not get back any additional money you lose after the sixty (60) days if a Fund or Shareholder Service Agent could have stopped someone from taking that money if you had notified the Shareholder Service Agent in time.

When you report a suspended transaction, we will need your name and account number, a description of the error or the transfer you are unsure about, an explanation as to why you believe it is an error or why you need more information and the dollar amount of the suspected error. If you tell the Shareholder Service Agent orally, the Shareholder Service Agent may require that you send your complaint or questions in writing within ten (10) business days. The Shareholder Service Agent will determine whether an error occurred within ten (10) business days after it hears from you and will correct any error promptly. If the Shareholder Service Agent needs more time, however, it may take up to 45 days (90 days for certain types of transactions) to investigate your complaint or question. If the Shareholder Service Agent decides to do this, your account will be credited with escrowed Fund shares within ten (10) business days for the amount you think is in error so that you will have the use of the money during the time it takes the Shareholder Service Agent to complete its investigation. If the Shareholder Service Agent asks you to put your complaint or questions in writing and the Shareholder Service Agent does not receive it within ten (10) business days, your account may not be credited. The Shareholder Service Agent will tell you the results within three (3) business days after completing its investigation. If the Shareholder Service Agent determines that there was no error, the Shareholder Service Agent will send you a written explanation. You may ask for copies of documents that were used by the Shareholder Service Agent in the investigation.


In the event a Fund, a Fund's named transfer agent or the Shareholder Service Agent does not complete a transfer from your account on time or in the correct amount according to a Fund's agreement with you, a Fund may be liable for your losses or damages. A Fund will not be liable to you if (i) there are not sufficient funds available in your account, (ii) circumstances beyond our control (such as fire or flood or malfunction of equipment) prevent the transfer, (iii) you or another shareholder have supplied a merchant with incorrect account information, or (iv) a merchant has incorrectly formulated an ACH debit entry. In any case, a Fund's liability shall not exceed the amount of the transfer in question.


A Fund, a Fund's named transfer agent or the Shareholder Service Agent will disclose information to third parties about your account or the transfers you make: (1) where it is necessary for completing the transfers, (2) in order to verify the existence or condition of your account for a third party such as a credit bureau or a merchant, (3) in order to comply with government agencies or court orders or (4) if you have given a Fund written permission.

The acceptance and processing of ACH debit entry transactions is established solely for your convenience and a Fund reserves the right to suspend, terminate or modify your ability to redeem Fund shares by ACH debit entry transactions at any time. ACH debit entry transactions are governed by the rules of the National Automated Clearing House Association ("NACHA") Operating Rules and any local ACH operating rules then in effect, as well as Regulation E of the Federal Reserve Board.

                                    DIVIDENDS

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carry forwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of a Fund that paid the dividend or distribution.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in a Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in a Fund.

As described above: (i) the Tax Free Money Fund Investment is designed to provide investors with current income that is excluded from gross income for federal income tax purposes and (ii) the NY Tax Free Money Fund is designed to provide investors with current income that is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund Investment or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Taxation of the Funds. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and has qualified as such since its inception. Each Fund intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Fund level. In order to qualify as a regulated investment company, a Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income:

(a) Each Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in "qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income).

(b) Each Fund must diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, US government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer of such other securities to a value not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the US government or other regulated investment companies) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

(c) Each Fund is required to distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Fund investments in partnerships, including in qualified publicly traded partnerships, may result in a Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.
If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Such distributions would be eligible (i) to be treated as "qualified dividend income" in the case of individual and other noncorporate shareholders, subject to reduced rates of federal income taxation for taxable years beginning before January 1, 2011 and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but that are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. Although each Fund's distribution policies should enable it to avoid excise tax liability, a Fund may retain (and be subject to income or excise tax on) a portion of its capital gain or other income if it appears to be in the interest of the Fund.

A Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be ordinary income when it is paid to you. A Fund's investments in these and certain other debt obligations may cause the Fund to recognize taxable income in excess of the cash received from such obligations. If this happens, a Fund may be required to sell other investments in order to satisfy its distribution requirements.


Taxation of Fund distributions. Distributions from a Fund generally will be taxable to shareholders as ordinary income to the extent derived from taxable investment income and net short-term capital gains. Any dividends paid by a Fund that are properly designated as exempt-interest dividends, however, will not be subject to regular federal income tax. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held more than one year over net losses from the sale of capital assets held for not more than one year), if any, properly designated as capital gain dividends will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the shares in a Fund. Each Fund expects that it generally will not earn or distribute any long-term capital gains. In addition, each Fund expects that none of its distributions will be treated as "qualified dividend income" eligible for taxation at the rates generally applicable to long-term capital gains for individuals.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for regular federal income tax purposes. Because the Tax Free Money Fund Investment and the NY Tax Free Money Fund will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for federal income tax and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, who receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds that represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the prospectuses for these Funds, some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. Shareholders should consult their own tax advisors as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a federal alternative minimum tax, the federal "branch profits" tax or the federal "excess net passive income" tax.

The IRS may decide that a tax-exempt security no longer meets the requirements for such exempt status. If any tax-exempt security held by a Fund were disqualified, interest received from such security would be taxable income.

NY Tax Free Money Fund. Individual New York resident shareholders of NY Tax Free Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (i) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (ii) are attributable to interest on New York Municipal Obligations. Exempt-interest dividends are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions.

Sale or redemption of shares. The sale, exchange or redemption of Fund shares is considered a taxable event. However, because each Fund seeks to maintain a consistent $1.00 share price, you should not realize any taxable gain or loss when you sell or exchange shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss.

Foreign taxation. Foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities may occur. These taxes may be reduced or eliminated under the terms of an applicable US income tax treaty. As it is not expected that more than 50% of the value of a Fund's total assets will consist of securities issued by foreign corporations, neither Fund will be eligible to pass through to its shareholders their proportionate share of any foreign taxes paid by a Fund, with the result that shareholders will not be able to include in income, and will not be entitled to take any credits or deductions for such foreign taxes.

Other tax considerations. Under the backup withholding provisions of the Code, redemption proceeds as well as distributions may be subject to federal income tax withholding for certain shareholders, including those who fail to furnish a Fund with their taxpayer identification numbers and certifications as to their tax status.

Shareholders of a Fund may be subject to state and local taxes on taxable distributions received from the Fund and on redemptions of the Fund's shares.

Each shareholder will receive after the close of the calendar year an annual statement as to the federal income (and, in the case of the NY Tax Free Money Fund, New York State and New York City) income tax status of his dividends and distributions from a Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded from federal income taxation or exempt from New York State and New York City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

                                 NET ASSET VALUE

The net asset value ("NAV") per share for each share class of each Fund, as applicable, is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of each Fund is calculated once on each Valuation Day as of 12:00 p.m., Eastern time, the time at which the NAV of a Fund is calculated is referred to herein as (the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share is determined separately for each class of shares by dividing the value of a Fund's assets attributable to the shares of that class, (i.e., the value of its investment and other assets), less all liabilities, by the total number of shares of that class outstanding. Each class of a Fund's NAV per share will normally be $1.00.

Each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of a Fund's net asset value also may be processed on a confirmed basis in accordance with the procedures established by DIDI.

                              TRUSTEES AND OFFICERS

The following table presents certain information regarding the Board Members of the Trust. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Board Member that is not an "interested person" (as defined in the 1940
Act) of the Trust or the Advisor (each, an "Independent Board Member") is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust. Because the Funds do not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the DWS fund complex.

Independent Board Members

--------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth, Position                                                                   Number of Funds
 with the Trust and Length of     Business Experience and                                        in DWS Fund
 Time Served(1)                   Directorships During the Past 5 Years                          Complex Overseen
--------------------------------------------------------------------------------------------------------------------


Dawn-Marie Driscoll (1946)        President, Driscoll Associates (consulting firm); Executive           134
Chairperson since 2004,(2) and    Fellow, Center for Business Ethics, Bentley College;
Board Member since 1987           formerly: Partner, Palmer & Dodge (1988-1990); Vice President
                                  of Corporate Affairs and General Counsel, Filene's
                                  (1978-1988); Directorships: Trustee of 8 open-end mutual
                                  funds managed by Sun Capital Advisers, Inc. (since 2007);
                                  Director of ICI Mutual Insurance Company (since 2007);
                                  Advisory Board, Center for Business Ethics, Bentley College;
                                  Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company
                                  Institute (audit, executive, nominating committees) and
                                  Independent Directors Council (governance, executive
                                  committees)
--------------------------------------------------------------------------------------------------------------------
Paul K. Freeman                   Consultant, World Bank/Inter-American Development Bank;               134
(1950)                            formerly: Project Leader, International Institute for Applied
Vice Chairperson since 2008, and  Systems Analysis (1998-2001); Chief Executive Officer, The
Board Member since 1993           Eric Group, Inc. (environmental insurance) (1986-1998)
--------------------------------------------------------------------------------------------------------------------
John W. Ballantine (1946)         Retired; formerly: Executive Vice President and Chief Risk            134
Board Member since 1999           Management Officer, First Chicago NBD Corporation/The First
                                  National Bank of Chicago (1996-1998); Executive Vice
                                  President and Head of International Banking (1995-1996);
                                  Directorships: Healthways Inc. (provider of disease and care management services); Portland General Electric (utility
                                  company); Stockwell Capital Investments PLC (private equity);
                                  former Directorships: First Oak Brook Bancshares, Inc. and
                                  Oak Brook Bank
--------------------------------------------------------------------------------------------------------------------
 Henry P. Becton, Jr. (1943)      Vice Chair, WGBH Educational Foundation; Directorships:               134
 Board Member since               Association of Public Television Stations; Becton Dickinson
 1990                             and Company(3) (medical technology company); Belo
                                  Corporation(3) (media company); Boston Museum of Science;
                                  Public Radio International; former Directorships: American
                                  Public Television; Concord Academy; New England Aquarium;
                                  Mass. Corporation for Educational Telecommunications;
                                  Committee for Economic Development; Public Broadcasting
                                  Service
--------------------------------------------------------------------------------------------------------------------
Keith R. Fox (1954)               Managing General Partner, Exeter Capital Partners (a series           134
Board Member since                of private equity funds); Directorships: Progressive Holding
1996                              Corporation (kitchen goods importer and distributor); Natural
                                  History, Inc. (magazine publisher); Box Top Media Inc.
                                  (advertising); The Kennel Shop (retailer)
--------------------------------------------------------------------------------------------------------------------
Kenneth C. Froewiss               Clinical Professor of Finance, NYU Stern School of Business           134
(1945)                            (1997-present); Member, Finance Committee, Association for
Board Member since                Asian Studies (2002-present); Director, Mitsui Sumitomo
2001                              Insurance Group (US) (2004-present); prior thereto, Managing
                                  Director, J.P. Morgan (investment banking firm) (until 1996)
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring                Jacob Safra Professor of International Banking and Professor,         134
(1946)                            Finance Department, The Wharton School, University of
Board Member since                Pennsylvania (since July 1972); Co-Director, Wharton
1990                              Financial Institutions Center (since July 2000); Director,
                                  Japan Equity Fund, Inc. (since September 2007), Thai Capital
                                  Fund, Inc. (since September 2007), Singapore Fund, Inc.
                                  (since September 2007); formerly: Vice Dean and Director,
                                  Wharton Undergraduate Division (July 1995-June 2000);
                                  Director, Lauder Institute of International Management
                                  Studies (July 2000-June 2006)
--------------------------------------------------------------------------------------------------------------------
William McClayton (1944)          Managing Director, Diamond Management & Technology                    134
Board Member since 2004           Consultants, Inc. (global management consulting firm)
                                  (2001-present); Directorship: Board of Managers, YMCA of
                                  Metropolitan Chicago; formerly: Senior Partner, Arthur
                                  Andersen LLP (accounting) (1966-2001); Trustee, Ravinia
                                  Festival
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                  President and Chief Executive Officer, The Pew Charitable             134
(1951)                            Trusts (charitable organization) (1994 to present); Trustee,
Board Member since                Thomas Jefferson Foundation (charitable organization) (1994
1995                              to present); Trustee, Executive Committee, Philadelphia
                                  Chamber of Commerce (2001 to 2007); Trustee, Pro Publica
                                  (2007-present) (charitable organization); formerly: Executive
                                  Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor
                                  Education (charitable organization) (2004-2005); Director,
                                  Viasys Health Care(3) (January 2007-June 2007)
--------------------------------------------------------------------------------------------------------------------
William N. Searcy, Jr.            Private investor since October 2003; Trustee of 8 open-end            134
(1946)                            mutual funds managed by Sun Capital Advisers, Inc. (since
Board Member since                October 1998); formerly: Pension & Savings Trust Officer,
1993                              Sprint Corporation(3) (telecommunications) (November
                                  1989-September 2003)
--------------------------------------------------------------------------------------------------------------------
Jean Gleason Stromberg            Retired; formerly: Consultant (1997-2001); Director, US               134
(1943)                            Government Accountability Office (1996-1997); Partner,
Board Member since                Fulbright & Jaworski, L.L.P. (law firm) (1978-1996);
1997                              Directorships: The William and Flora Hewlett Foundation;
                                  Service Source, Inc.; former Directorships: Mutual Fund
                                  Directors Forum (2002-2004), American Bar Retirement
                                  Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)
--------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth (1940)        President, Robert H. Wadsworth & Associates, Inc. (consulting         137
Board Member since 1999           firm) (1983 to present); Director, The Phoenix Boys Choir
                                  Association
--------------------------------------------------------------------------------------------------------------------


Interested Board Member


--------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth, Position                                                                   Number of Funds
 with the Trust and Length of     Business Experience and                                        in DWS Fund
 Time Served(1)                   Directorships During the Past 5 Years                          Complex Overseen
--------------------------------------------------------------------------------------------------------------------

 Axel Schwarzer(4)                Managing Director(5), Deutsche Asset Management; Head of              134
 (1958)                           Deutsche Asset Management Americas; CEO of DWS Investments;
 Board Member since               formerly: board member of DWS Investments, Germany
 2006                             (1999-2005); Head of Sales and Product Management for the
                                  Retail and Private Banking Division of Deutsche Bank in
                                  Germany (1997-1999); various strategic and operational
                                  positions for Deutsche Bank Germany Retail and Private
                                  Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)
--------------------------------------------------------------------------------------------------------------------


Officers(6)


--------------------------------------------------------------------------------------------------------------------
 Name, Year of Birth, Position    Business Experience and
 with the Trust and Length of
 Time Served(7)                   Directorships During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
 Michael G. Clark(8) (1965)       Managing Director(5), Deutsche Asset Management (2006-present); President of
 President, 2006-present          DWS family of funds; Director, ICI Mutual Insurance Company (since
                                  October 2007); formerly: Director of Fund Board Relations (2004-2006) and
                                  Director of Product Development (2000-2004), Merrill Lynch Investment Managers;
                                  Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)
--------------------------------------------------------------------------------------------------------------------
 John Millette(9) (1962)          Director(5), Deutsche Asset Management
 Vice President and Secretary,
 1999-present
--------------------------------------------------------------------------------------------------------------------
 Paul H. Schubert(8) (1963)       Managing Director(5), Deutsche Asset Management (since July 2004); formerly:
 Chief Financial Officer,         Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family
 2004-present                     of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS
 Treasurer, 2005-present          Global Asset Management (1994-1998)
--------------------------------------------------------------------------------------------------------------------
 Patricia DeFilippis((10))        Vice President, Deutsche Asset Management (since June 2005); formerly: Counsel,
 (1963)                           New York Life Investment Management LLC (2003-2005); legal associate, Lord,
 Assistant Secretary,             Abbett & Co. LLC (1998-2003)
 2005-present
--------------------------------------------------------------------------------------------------------------------
 Elisa D. Metzger((10))  (1962)   Director(5), Deutsche Asset Management (since September 2005); formerly:
 Assistant Secretary,             Counsel, Morrison and Foerster LLP (1999-2005)
 2005-present
--------------------------------------------------------------------------------------------------------------------
 Caroline Pearson(9) (1962)       Managing Director(5), Deutsche Asset Management
 Assistant Secretary,
 1997-present
--------------------------------------------------------------------------------------------------------------------
 Paul Antosca(9)                  Director(5), Deutsche Asset Management (since 2006); formerly: Vice President,
 (1957)                           The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
 Assistant Treasurer,
 2007-present
--------------------------------------------------------------------------------------------------------------------
 Jack Clark (9)                   Director(5), Deutsche Asset Management (since 2007); formerly: Vice President,
 (1967)                           State Street Corporation (2002-2007)
 Assistant Treasurer,
 2007-present
--------------------------------------------------------------------------------------------------------------------
 Kathleen Sullivan D'Eramo(9)     Director(5), Deutsche Asset Management
 (1957)
 Assistant Treasurer,
 2003-present
--------------------------------------------------------------------------------------------------------------------
 Diane Kenneally(9)               Director(5), Deutsche Asset Management
 (1966)
 Assistant Treasurer,
 2007-present
--------------------------------------------------------------------------------------------------------------------
 Jason Vazquez((10)) (1972)       Vice President, Deutsche Asset Management (since 2006); formerly: AML
 Anti-Money Laundering            Operations Manager for Bear Stearns (2004-2006); Supervising Compliance
 Compliance Officer,              Principal and Operations Manager for AXA Financial (1999-2004)
 2007-present
--------------------------------------------------------------------------------------------------------------------
 Robert Kloby((10)) (1962)        Managing Director(5), Deutsche Asset Management (2004-present); formerly: Chief
 Chief Compliance Officer,        Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President,
 2006-present                     The Prudential Insurance Company of America (1988-2000); E.F. Hutton and
                                  Company (1984-1988)
--------------------------------------------------------------------------------------------------------------------
 J. Christopher Jackson((10))     Director(5), Deutsche Asset Management (2006-present); formerly: Director,
 (1951)                           Senior Vice President, General Counsel, and Assistant Secretary, Hansberger
 Chief Legal Officer,             Global Investors, Inc. (1996-2006); Director, National Society of Compliance
 2006-present                     Professionals (2002-2005) (2006-2009)
---------------------------------------------------------------------------------------------------------------------

(1) The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

(2) Represents the year in which Ms. Driscoll was first appointed Chairperson of certain DWS funds.

(3) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

(4) The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Schwarzer receives no compensation from the Funds.

(5)      Executive title, not a board directorship.

(6) As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(7) The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

(8)      Address:  345 Park Avenue, New York, New York  10154.

(9)      Address: One Beacon Street, Boston, Massachusetts 02108

(10)     Address:  280 Park Avenue, New York, New York 10017.

Certain officers hold similar positions for other investment companies for which DIMA or an affiliate serves as the Advisor.

Officer's Role with Principal Underwriter:  DWS Investments Distributors, Inc.


 Paul H. Schubert:               Vice President
 Jason Vazquez                   Vice President and AML Compliance Officer
 Caroline Pearson:               Secretary
 Patricia DeFilippis             Assistant Secretary


Board Members' Responsibilities. The officers of the Trust manage its day-to-day operations under the direction of the Board. The primary responsibility of the Board is to represent the interests of the Funds and to provide oversight of the management of the Funds.

Board Committees. The Board has established the following standing committees:
Audit Committee, Nominating and Governance Committee, Contract Committee, Equity Oversight Committee, Fixed-Income and Quant Oversight Committee, Marketing and Shareholder Services Committee, and Operations Committee. For each committee, the Board has adopted a written charter setting forth each committee's responsibilities. Each committee was reconstituted effective April 1, 2008.

Audit Committee: The Audit Committee, which consists entirely of Independent Board Members, assists the Board in fulfilling its responsibility for oversight of (1) the integrity of the financial statements, (2) the Funds' accounting and financial reporting policies and procedures, (3) the Funds' compliance with legal and regulatory requirements related to accounting and financial reporting and (4) the qualifications, independence and performance of the independent registered public accounting firm for the Funds. It also approves and recommends to the Board the appointment, retention or termination of the independent registered public accounting firm for the Funds, reviews the scope of audit and internal controls, considers and reports to the Board on matters relating to the Funds' accounting and financial reporting practices, and performs such other tasks as the full Board deems necessary or appropriate. The Audit Committee receives annual representations from the independent registered public accounting firm as to its independence. The members of the Audit Committee are William McClayton (Chair), Kenneth C. Froewiss (Vice Chair), John W. Ballantine, Henry P. Becton, Jr., Keith R. Fox and William N. Searcy, Jr. During the calendar year 2007, the Audit Committee of the Funds' Board held nine (9) meetings.

Nominating and Governance Committee: The Nominating and Governance Committee, which consists entirely of Independent Board Members, recommends individuals for membership on the Board, nominates officers, Board and committee chairs, vice chairs and committee members, and oversees the operations of the Board. The Nominating and Governance Committee also reviews recommendations by shareholders for candidates for Board positions. Shareholders may recommend candidates for Board positions by forwarding their correspondence by US mail or courier service to Dawn-Marie Driscoll, P.O. Box 100176, Cape Coral, FL 33904. The members of the Nominating and Governance Committee are Henry P. Becton, Jr. (Chair), Rebecca W. Rimel (Vice Chair), Paul K. Freeman and William McClayton. During the calendar year 2007, the Nominating/Corporate Governance Committee of the Funds' Board performed similar functions and held three (3) meetings.

Contract Committee: The Contract Committee, which consists entirely of Independent Board Members, reviews at least annually, (a) the Funds' financial arrangements with DIMA and its affiliates, and (b) the Funds' expense ratios. The members of the Contract Committee are Robert H. Wadsworth (Chair), Keith R. Fox (Vice Chair), Henry P. Becton, Jr., Richard J. Herring, William McClayton and Jean Gleason Stromberg.

Equity Oversight Committee: The Equity Oversight Committee reviews the investment operations of those funds that primarily invest in equity securities (except for those funds managed by a quantitative investment team). The members of the Equity Oversight Committee are John W. Ballantine (Chair), William McClayton (Vice Chair), Henry P. Becton, Jr., Keith R. Fox, Richard J. Herring and Rebecca W. Rimel. During the calendar year 2007, the Equity Oversight Committee of the Funds' Board performed similar functions and held six (6) meetings.

Fixed-Income and Quant Oversight Committee: The Fixed-Income and Quant Oversight Committee reviews the investment operations of those funds that primarily invest in fixed-income securities or are managed by a quantitative investment team. The members of the Fixed-Income and Quant Oversight Committee are William N. Searcy, Jr. (Chair), Jean Gleason Stromberg (Vice Chair), Dawn-Marie Driscoll, Paul K. Freeman, Kenneth C. Froewiss and Robert H. Wadsworth. During the calendar year 2007, the Fixed-Income Oversight Committee of the Funds' Board performed similar functions and held six (6) meetings.

Marketing and Shareholder Services Committee: The Marketing and Shareholder Services Committee reviews the Funds' marketing program, sales practices and literature and shareholder services. The members of the Marketing and Shareholder Services Committee are Richard J. Herring (Chair), Dawn-Marie Driscoll (Vice Chair), Paul K. Freeman, Rebecca W. Rimel, Jean Gleason Stromberg and Robert H. Wadsworth. During the calendar year 2007, the Marketing/Distribution/Shareholder Service Committee of the Funds' Board performed similar functions and held seven (7) meetings.

The Operations Committee: The Operations Committee reviews the administrative operations, legal affairs and general compliance matters of the Funds. The Operations Committee reviews administrative matters related to the operations of the Funds, policies and procedures relating to portfolio transactions, custody arrangements, fidelity bond and insurance arrangements, valuation of Fund assets and securities and such other tasks as the full Board deems necessary or appropriate. The Operations Committee also oversees the valuation of the Funds' securities and other assets and determines, as needed, the fair value of Fund securities or other assets under certain circumstances as described in the Funds' Valuation Procedures. The Operations Committee has appointed a Valuation Sub-Committee, which may make determinations of fair value required when the Operations Committee is not in session. The members of the Operations Committee are Paul K. Freeman (Chair), Dawn-Marie Driscoll (Vice Chair), John W. Ballantine, Kenneth C. Froewiss, Rebecca W. Rimel and William N. Searcy, Jr. The members of the Valuation Sub-Committee are Kenneth C. Froewiss (Chair), John W. Ballantine, Dawn-Marie Driscoll (Alternate), Paul K. Freeman (Alternate), Rebecca W. Rimel (Alternate) and William N. Searcy, Jr. (Alternate). During the calendar year 2007, the Expenses/Operations Committee and Valuation Committee performed similar functions and each held nine (9) meetings and (6) meetings, respectively.

Ad Hoc Committees. In addition to the standing committees described above, from time to time the Board may also form ad hoc committees to consider specific issues.

Remuneration. Each Independent Board Member receives compensation from the Funds for his or her services, which includes retainer fees and specified amounts for various committee services and for the Board and Chairperson. No additional compensation is paid to any Independent Board Member for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special fund industry director task forces or subcommittees. Independent Board Members do not receive any employee benefits such as pension or retirement benefits or health insurance from the Funds or any fund in the DWS fund complex.

Board Members who are officers, directors, employees or stockholders of Deutsche Asset Management or its affiliates receive no direct compensation from the Funds, although they are compensated as employees of Deutsche Asset Management, or its affiliates, and as a result may be deemed to participate in fees paid by the Funds. The following tables show compensation from the Funds and aggregate compensation from all of the funds in the DWS fund complex received by each Independent Board Member during the calendar year 2007. Mr. Schwarzer is an interested person of the Funds and received no compensation from the Funds or any fund in the DWS fund complex during the relevant periods.


                                                                       Aggregate
                                    Aggregate Compensation           Compensation            Total Compensation
                                    from NY Tax Free Money         from Tax Free Money           from Fund and
  Name of Board Member                         Fund                 Fund Investment          DWS Fund Complex(1)
  --------------------                         ----                 ---------------          -------------------

  John W. Ballantine                              $0                        $0                   $215,000
  Henry P. Becton, Jr.(2)                       $242                    $1,035                   $200,000
  Dawn-Marie Driscoll(2)((3))                   $295                    $1,329                   $253,000
  Keith R. Fox((2))                             $243                    $1,041                   $203,000
  Paul K. Freeman(4)                              $0                        $0                   $265,000
  Kenneth C. Froewiss(2)                        $240                    $1,025                   $200,000
  Richard J. Herring(2)                         $234                    $1,025                   $195,000
  William McClayton(5)                            $0                        $0                   $205,000
  Rebecca W. Rimel(2)                           $229                      $997                   $194,000
  William N. Searcy, Jr.(2)                     $240                    $1,025                   $200,000
  Jean Gleason Stromberg((2))                   $228                      $990                   $189,000
  Robert H. Wadsworth                             $0                        $0                   $245,250

(1)      The DWS fund complex is composed of 138 funds as of December 31, 2007.

(2) Aggregate compensation includes amounts paid to the Board Members for special meetings of ad hoc committees of the Board in connection with the consolidation of the DWS fund boards and various funds, meetings for considering fund expense simplification initiatives, and consideration of issues specific to the Funds' direct shareholders (i.e., those shareholders who did not purchase shares through financial intermediaries). Such amounts totaled $1,000 for Mr. Becton, $1,000 for Ms. Driscoll, $1,000 for Mr. Fox, $1,000 for Mr. Froewiss, $1,000 for Dr. Herring, $5,000 for Ms. Rimel, $1,000 for Mr. Searcy and $1,000 for Ms. Stromberg. These meeting fees were borne by the Advisor.

(3) Includes $50,000 in annual retainer fees received by Ms. Driscoll as Chairperson of certain DWS funds.

(4) Includes $25,000 paid to Dr. Freeman for numerous special meetings of an ad hoc committee in connection with board consolidation initiatives and $50,000 in annual retainer fees received by Dr. Freeman as Chairperson of certain DWS funds.

(5) Does not include $15,000 to be paid to Mr. McClayton in calendar year 2008 for numerous special meetings of an ad hoc committee of the former Chicago Board in connection with board consolidation initiatives.

Dr. Freeman, prior to his service as Independent Board Member, served as a board member of certain funds in the Deutsche Bank complex ("DB Funds"). In connection with his resignation and the resignation of certain other board members of the DB Funds on July 30, 2002 (the "Effective Date"), which was part of a restructuring of the boards overseeing the DB Funds, Deutsche Asset Management, Inc. ("DAMI") agreed to recommend, and, if necessary obtain, directors and officers ("D&O") liability insurance coverage for the prior board members, including Dr. Freeman, that is at least as equivalent in scope and amount to the D&O coverage provided to the prior board members for the six-year period following the Effective Date. In the event that D&O insurance coverage is not available in the commercial marketplace on commercially reasonable terms from a conventional third party insurer, DeAM reserved the right to provide substantially equivalent protection in the form of an indemnity or financial guarantee from an affiliate of DeAM. The D&O policy in effect prior to the Effective Date provided aggregate coverage of $25,000,000, subject to a $250,000 per claim deductible.

Board Member Ownership in the Funds

The following table shows the dollar range of equity securities beneficially owned by each Board Member in the Funds and DWS fund complex as of June 30, 2008.

                                                                                             Aggregate Dollar Range
                                           Dollar Range of           Dollar Range of           of Ownership in all
                                        Beneficial Ownership      Beneficial Ownership       Funds Overseen by Board
                                        in NY Tax Free Money     in Tax Free Money Fund      Member in the DWS Fund
Board Member                                    Fund                   Investment                 Complex((1))
------------                                    ----                   ----------                 ------------

Independent Board Member:
-------------------------


John W. Ballantine                              None                       None                  Over $100,000
Henry P. Becton, Jr.                            None                       None                  Over $100,000
Dawn-Marie Driscoll                         $1 - $10,000                   None                  Over $100,000
Keith R. Fox                                    None                       None                  Over $100,000
Paul K. Freeman                                 None                       None                  Over $100,000
Kenneth C. Froewiss                         $1 - $10,000                   None                  Over $100,000
Richard J. Herring                              None                       None                  Over $100,000
William McClayton                               None                       None                  Over $100,000
Rebecca W. Rimel                                None                       None                  Over $100,000
William N. Searcy, Jr.                          None                       None                  Over $100,000
Jean Gleason Stromberg                          None                       None                  Over $100,000
Robert H. Wadsworth                             None                   $1 - $10,000              Over $100,000


Interested Board Member:
------------------------

Axel Schwarzer                                  None                       None                  Over $100,000

(1) Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Board Member's economic interest is tied to the securities, employment ownership and securities when the Board Member can exert voting power, and when the Board Member has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000 and over
         $100,000.

Ownership in Securities of the Advisor and Related Companies

As reported to the Funds, the information in the following table reflects ownership by the Independent Board Members and their immediate family members of certain securities as of December 31, 2007. Immediate family members can be a spouse, children residing in the same household including step and adoptive children, and any dependents. The securities represent ownership in the Advisor or principal underwriter of the Funds and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Advisor or principal underwriter of the Funds (including Deutsche Bank AG).

                                                                                   Value of        Percent of
                                   Owner and                                     Securities on     Class on an
Independent                     Relationship to                     Title of     an Aggregate       Aggregate
Board Member                      Board Member         Company        Class          Basis            Basis
------------                      ------------         -------        -----          -----            -----

John W. Ballantine                                      None
Henry P. Becton, Jr.                                    None
Dawn-Marie Driscoll                                     None
Keith R. Fox                                            None
Paul K. Freeman                                         None
Kenneth C. Froewiss                                     None
Richard J. Herring                                      None
William McClayton                                       None
Rebecca W. Rimel                                        None
William N. Searcy, Jr.                                  None
Jean Gleason Stromberg                                  None
Robert H. Wadsworth                                     None


Securities Beneficially Owned

As of November 10, 2008, the Board Members and officers of the Trust owned, as a group, less than 1% of the outstanding shares of each Fund.

To the best of each Fund's knowledge, as of November 10, 2008, no person owned of record or beneficially 5% or more of any class of the Fund's outstanding shares, except as noted below.

Tax Free Money Fund Investment

Name and Address of Investor Ownership                          Shares                      % of Total Shares
--------------------------------------                          ------                      -----------------

KNOTFLOAT & CO                                              272,533,254.34              88.44% of Premier Shares
C/O STATE STREET BANK
BOSTON MA  02206-5496

GREYSTONE FUNDING CORP                                       27,871,019.69               9.04% of Premier Shares
NEW YORK NY  10019-3386

NY Tax Free Money Fund

Name and Address of Investor Ownership                          Shares                      % of Total Shares
--------------------------------------                          ------                      -----------------

LPL FINANCIAL SERVICES                                      147,093,014.01            88.94% of Tax-Exempt New York
SAN DIEGO CA  92121-1968                                                                    Money Market Fund

RIDGE CLEARING & OUTSOURCING SVCS                            13,574,080.38            8.21% of Tax-Exempt New York
NEW YORK NY  10041-0004                                                                     Money Market Fund
KNOTFLOAT & CO                                               82,081,252.72             72.50% of Investment Class
C/O STATE STREET BANK
BOSTON MA  02206-5496

PERSHING LLC FOR THE EXCLUSIVE                               20,841,263.08             18.41% of Investment Class
BENEFIT OF CUSTOMERS
JERSEY CITY NJ  07399-0001




Agreement to Indemnify Independent Trustees for Certain Expenses

In connection with litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in certain DWS Funds (the "Affected Funds"), DIMA has agreed to indemnify and hold harmless the Affected Funds ("Fund Indemnification Agreement") against any and all loss, damage, liability and expense, arising from market timing or marketing and sales matters alleged in any enforcement actions brought by governmental authorities involving or potentially affecting the Affected Funds or DIMA ("Enforcement Actions") or that are the basis for private actions brought by shareholders of the Affected Funds against the Affected Funds, their directors and officers, DIMA and/or certain other parties ("Private Litigation"), or any proceedings or actions that may be threatened or commenced in the future by any person (including governmental authorities), arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation. In recognition of its undertaking to indemnify the Affected Funds and in light of the rebuttable presumption generally afforded to independent directors/trustees of investment companies that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify certain (or, with respect to certain Affected Funds, all) of the Independent Trustees of the Affected Funds, against certain liabilities the Independent Trustees may incur from the matters alleged in any Enforcement Actions or Private Litigation or arising from or similar to the matters alleged in the Enforcement Actions or Private Litigation, and advance expenses that may be incurred by the Independent Trustees in connection with any Enforcement Actions or Private Litigation. DIMA is not, however, required to provide indemnification and advancement of expenses: (1) with respect to any proceeding or action which the Affected Funds' Board determines that the Independent Trustees ultimately would not be entitled to indemnification or (2) for any liability of the Independent Trustees to the Funds or their shareholders to which the Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Independent Trustee's duties as a director or trustee of the Affected Funds as determined in a final adjudication in such action or proceeding. The estimated amount of any expenses that may be advanced to the Independent Trustees or indemnity that may be payable under the indemnity agreements is currently unknown. These agreements by DIMA will survive the termination of the investment management agreements between DIMA and the Affected Funds.

                               TRUST ORGANIZATION

DWS Advisor Funds was organized under the name BT Tax-Free Investment Trust, changed its name to BT Investment Funds on May 16, 1988 and assumed the name of Scudder Advisor Funds on May 16, 2003. Scudder Advisor Funds changed its name to DWS Advisor Funds on February 6, 2006.

The Trust is a Massachusetts business trust organized on July 21, 1986 under the laws of Massachusetts and is governed by an Amended and Restated Declaration of Trust that was approved by shareholders in the second quarter of 2006, as may be further amended from time to time (the "Declaration of Trust"). All shares issued and outstanding are fully paid and non-assessable, transferable, have no pre-emptive or conversion rights (except as may be determined by the Board of Trustees) and are redeemable as described in this SAI and the Funds' prospectuses. Each share has equal rights with each other share of the same class of the Funds as to voting, dividends, exchanges, conversion features and liquidation. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share.

Each Fund generally is not required to hold meetings of its shareholders. Under the Declaration of Trust, however, shareholder meetings will be held in connection with the following matters to the extent and as provided in the Declaration of Trust and as required by applicable law: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the termination of the Trust or a Fund; (c) an amendment of the Declaration of Trust; and (d) such additional matters as may be required by law or as the Trustees may determine to be necessary or desirable. Shareholders also vote upon changes in fundamental policies or restrictions.

The Declaration of Trust provides that shareholder meeting quorum requirements shall be established in the Trust's By-laws. The By-laws currently in effect provide that the presence in person or by proxy of the holders of thirty percent of the shares entitled to vote at a meeting (or of an individual series or class if required to vote separately) shall constitute a quorum for the transaction of business at meetings of shareholders of the Trust.

On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall, except as otherwise provided in the Trust's By-Laws, be voted in the aggregate as a single class without regard to series or classes of shares, except (a) when required by applicable law or when the Trustees shall have determined that the matter affects one or more series or classes of shares materially differently, shares shall be voted by individual series or class; and
(b) when the Trustees have determined that the matter affects only the interests of one or more series or classes, only shareholders of such series or classes shall be entitled to vote thereon.

The Declaration of Trust provides that the Board of Trustees may, in its discretion, establish minimum investment amounts for shareholder accounts, impose fees on accounts that do not exceed a minimum investment amount and involuntarily redeem shares in any such account in payment of such fees. The Board of Trustees, in its sole discretion, also may cause the Trust to redeem all of the shares of the Trust or one or more series or classes held by any shareholder for any reason, to the extent permissible by the 1940 Act, including
(a) if the shareholder owns shares having an aggregate net asset value of less than a specified minimum amount, (b) if a particular shareholder's ownership of shares would disqualify a series from being a regulated investment company, (c) upon a shareholder's failure to provide sufficient identification to permit the Trust to verify the shareholder's identity, (d) upon a shareholder's failure to pay for shares or meet or maintain the qualifications for ownership of a particular class or series of shares, (e) if the Board of Trustees determines (or pursuant to policies established by the Board it is determined) that share ownership by a particular shareholder is not in the best interests of remaining shareholders, (f) when a Fund is requested or compelled to do so by governmental authority or applicable law and (g) upon a shareholder's failure to comply with a request for information with respect to the direct or indirect ownership of shares of the Trust. The Declaration of Trust also authorizes the Board of Trustees to terminate a Fund or any class without shareholder approval, and the Trust may suspend the right of shareholders to require the Trust to redeem shares to the extent permissible under the 1940 Act.

Upon the termination of the Trust or any series, after paying or adequately providing for the payment of all liabilities which may include the establishment of a liquidating trust or similar vehicle, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining Trust property or property of the series, in cash or in kind or partly each, to the shareholders of the Trust or the series involved, ratably according to the number of shares of the Trust or such series held by the several shareholders of the Trust or such series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any classes of shares of a series involved, provided that any distribution to the shareholders of a particular class of shares shall be made to such shareholders pro rata in proportion to the number of shares of such class held by each of them. The composition of any such distribution (e.g., cash, securities or other assets) shall be determined by the Trust in its sole discretion, and may be different among shareholders (including differences among shareholders in the same series or class).

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund may be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Advisor remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

                             PROXY VOTING GUIDELINES


The Fund has delegated proxy voting responsibilities to the Advisor, subject to the Board's general oversight. The Advisor votes proxies pursuant to the proxy voting policy and guidelines set forth in Appendix A to this SAI).

You may obtain information about how a fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the Securities and Exchange Commission's Web site at www.sec.gov or by visiting our Web site at: www.dws-investments.com (click on "proxy voting" at the bottom of the page).




                              FINANCIAL STATEMENTS


The audited financial statements, including the investment portfolio, of each Fund, together with the Report of Independent Registered Public Accounting Firm, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Funds dated December 31, 2007, are incorporated herein by reference and are hereby deemed to be a part of this SAI. The unaudited financial statements together with the Financial Highlights and notes to the financial statements in the Semi-Annual Report to the Shareholders dated June 30, 2008 are incorporated herein by reference and are deemed to be a part of this SAI. Copies of the Funds' Annual Reports and Semi-Annual Reports may be obtained without charge by contacting the Funds' Service Center at (800) 730-1313. The unaudited financial statements together with the Financial Highlights and notes to financial statements in the Semi-Annual Report to the Shareholders dated June 30, 2008 are incorporated herein by reference and are hereby deemed to be a part of this SAI.


                             ADDITIONAL INFORMATION

The CUSIP numbers for each Fund and class offered herein are:


Tax Free Money Investment:
Premier Shares:                                      233364 71 4
Institutional Shares:                                23336Y557
NY Tax Free Money Fund
Investment Class:                                    233364 69 8
Tax-Exempt New York Money Market Fund:               23336Y 63 1





                      APPENDIX A -- PROXY VOTING GUIDELINES

       Deutsche Asset Management ("AM") Proxy Voting Policy and Guidelines

I.       INTRODUCTION

AM has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and local regulation. In addition, AM's proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts.

The attached guidelines represent a set of global recommendations that were determined by the Global Proxy Voting Sub-Committee ("the GPVSC"). These guidelines were developed to provide AM with a comprehensive list of recommendations that represent how AM will generally vote proxies for its clients. The recommendations derived from the application of these guidelines are not intended to influence the various AM legal entities either directly or indirectly by parent or affiliated companies. In addition, the organizational structures and documents of the various AM legal entities allows, where necessary or appropriate, the execution by individual AM subsidiaries of the proxy voting rights independently of any DB parent or affiliated company. This applies in particular to non U.S. fund management companies. The individuals that make proxy voting decisions are also free to act independently, subject to the normal and customary supervision by the management/boards of these AM legal entities.

II.      AM'S PROXY VOTING RESPONSIBILITIES

Proxy votes are the property of AM's advisory clients.(1) As such, AM's authority and responsibility to vote such proxies depend upon its contractual relationships with its clients. AM has delegated responsibility for effecting its advisory clients' proxy votes to Institutional Shareholder Services ("ISS"), an independent third-party proxy voting specialist. ISS votes AM's advisory clients' proxies in accordance with AM's proxy guidelines or AM's specific instructions. Where a client has given specific instructions as to how a proxy should be voted, AM will notify ISS to carry out those instructions. Where no specific instruction exists, AM will follow the procedures in voting the proxies set forth in this document. Certain Taft-Hartley clients may direct AM to have ISS vote their proxies in accordance with Taft Hartley voting Guidelines

__________________

(1) For purposes of these Policies and Procedures, "clients" refers to persons or entities: for which AM serves as investment adviser or sub-adviser; for which AM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

Clients may in certain instances contract with their custodial agent and notify AM that they wish to engage in securities lending transactions. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan so that they do not get voted twice.

III.     POLICIES

1. Proxy voting activities are conducted in the best economic interest of clients

AM has adopted the following policies and procedures to ensure that proxies are voted in accordance with the best economic interest of its clients, as determined by AM in good faith after appropriate review.

2.       The Global Proxy Voting Sub-Committee

The Global Proxy Voting Sub-Committee (the "GPVSC") is an internal working group established by the applicable AM's Investment Risk Oversight Committee pursuant to a written charter. The GPVSC is responsible for overseeing AM's proxy voting activities, including:

(i) adopting, monitoring and updating guidelines, attached as Exhibit A (the "Guidelines"), that provide how AM will generally vote proxies pertaining to a comprehensive list of common proxy voting matters;

(ii) voting proxies where (A) the issues are not covered by specific client instruction or the Guidelines; (B) the Guidelines specify that the issues are to be determined on a case-by-case basis; or (C) where an exception to the Guidelines may be in the best economic interest of AM's clients; and

(iii) monitoring the Proxy Vendor Oversight's proxy voting activities (see below).

AM's Proxy Vendor Oversight, a function of AM's Operations Group, is responsible for coordinating with ISS to administer AM's proxy voting process and for voting proxies in accordance with any specific client instructions or, if there are none, the Guidelines, and overseeing ISS' proxy responsibilities in this regard.

3. Availability of Proxy Voting Policies and Procedures and proxy voting record

Copies of these Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at AM's discretion. Clients may also obtain information on how their proxies were voted by AM as required by law and otherwise at AM's discretion; however, AM must not selectively disclose its investment company clients' proxy voting records. The Proxy Vendor Oversight will make proxy voting reports available to advisory clients upon request. The investment companies' proxy voting records will be disclosed to shareholders by means of publicly-available annual filings of each company's proxy voting record for 12-month periods ended June 30 (see "Recordkeeping" below), if so required by relevant law.

IV.      PROCEDURES

The key aspects of AM's proxy voting process are as follows:

1.       The GPVSC's Proxy Voting Guidelines

The Guidelines set forth the GPVSC's standard voting positions on a comprehensive list of common proxy voting matters. The GPVSC has developed, and continues to update the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

The GPVSC will review the Guidelines as necessary to support the best economic interests of AM's clients and, in any event, at least annually. The GPVSC will make changes to the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of clients. Before changing the Guidelines, the GPVSC will thoroughly review and evaluate the proposed change and the reasons therefore, and the GPVSC Chair will ask GPVSC members whether anyone outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client has requested or attempted to influence the proposed change and whether any member has a conflict of interest with respect to the proposed change. If any such matter is reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee (see below) and will defer the approval, if possible. Lastly, the GPVSC will fully document its rationale for approving any change to the Guidelines.

The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. Further, the manner in which AM votes investment company proxies may differ from proposals for which a AM-advised or sponsored investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are generally voted in accordance with the pre-determined guidelines of ISS. See Section IV.3.B.

Funds ("Underlying Funds") in which Topiary Fund Management Fund of Funds (each, a "Fund") invest, may from time to time seek to revise their investment terms (i.e. liquidity, fees, etc.) or investment structure. In such event, the Underlying Funds may require approval/consent from its investors to effect the relevant changes. Topiary Fund Management has adopted Proxy Voting Procedures which outline the process for these approvals.

2.       Specific proxy voting decisions made by the GPVSC

The Proxy Vendor Oversight will refer to the GPVSC all proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis.

Additionally, if, the Proxy Vendor Oversight, the GPVSC Chair or any member of the GPVSC, a portfolio manager, a research analyst or a sub-adviser believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring the matter to the attention of the GPVSC Chair and/or the Proxy Vendor Oversight.(2)

___________________________

(2) The Proxy Vendor Oversight generally monitors upcoming proxy solicitations for heightened attention from the press or the industry and for novel or unusual proposals or circumstances, which may prompt the Proxy Vendor Oversight to bring the solicitation to the attention of the GPVSC Chair. AM portfolio managers, AM research analysts and sub-advisers also may bring a particular proxy vote to the attention of the GPVSC Chair, as a result of their ongoing monitoring of portfolio securities held by advisory clients and/or their review of the periodic proxy voting record reports that the GPVSC Chair distributes to AM portfolio managers and AM research analysts.

If the Proxy Vendor Oversight refers a proxy proposal to the GPVSC or the GPVSC determines that voting a particular proxy in accordance with the Guidelines is not in the best economic interests of clients, the GPVSC will evaluate and vote the proxy, subject to the procedures below regarding conflicts.

The GPVSC endeavors to hold meetings to decide how to vote particular proxies sufficiently before the voting deadline so that the procedures below regarding conflicts can be completed before the GPVSC's voting determination.

3.       Certain proxy votes may not be cast

In some cases, the GPVSC may determine that it is in the best economic interests of its clients not to vote certain proxies. If the conditions below are met with regard to a proxy proposal, AM will abstain from voting:

o        Neither the Guidelines nor specific client instructions cover an issue;

o        ISS does not make a recommendation on the issue;

o The GPVSC cannot convene on the proxy proposal at issue to make a determination as to what would be in the client's best interest. (This could happen, for example, if the Conflicts of Interest Management Sub-committee found that there was a material conflict or if despite all best efforts being made, the GPVSC quorum requirement could not be met).

In addition, it is AM's policy not to vote proxies of issuers subject to laws of those jurisdictions that impose restrictions upon selling shares after proxies are voted, in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. For example, some jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often being the only way to attempt to vote proxies on the loaned securities. Lastly, the GPVSC may determine that the costs to the client(s) associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

The Proxy Vendor Oversight will coordinate with the GPVSC Chair regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

4.       Conflict of Interest Procedures

A. Procedures to Address Conflicts of Interest and Improper Influence

Overriding Principle. In the limited circumstances where the GPVSC votes proxies,(3) the GPVSC will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of AM's clients.(4)

_______________________

(3) As mentioned above, the GPVSC votes proxies (i) where neither a specific client instruction nor a Guideline directs how the proxy should be voted, (ii) where the Guidelines specify that an issue is to be determined on a case by case basis or (iii) where voting in accordance with the Guidelines may not be in the best economic interests of clients.

(4) The Proxy Vendor Oversight, who serves as the non-voting secretary of the GPVSC, may receive routine calls from proxy solicitors and other parties interested in a particular proxy vote. Any contact that attempts to exert improper pressure or influence shall be reported to the Conflicts of Interest Management Sub-Committee.

Independence of the GPVSC. As a matter of Compliance policy, the GPVSC and the Proxy Vendor Oversight are structured to be independent from other parts of Deutsche Bank. Members of the GPVSC and the employee responsible for Proxy Vendor Oversight are employees of AM. As such, they may not be subject to the supervision or control of any employees of Deutsche Bank Corporate and Investment Banking division ("CIB"). Their compensation cannot be based upon their contribution to any business activity outside of AM without prior approval of Legal and Compliance. They can have no contact with employees of Deutsche Bank outside of the Private Client and Asset Management division ("PCAM") regarding specific clients, business matters or initiatives without the prior approval of Legal and Compliance. They furthermore may not discuss proxy votes with any person outside of AM (and within AM only on a need to know basis).

Conflict Review Procedures. There will be a committee (the "Conflicts of Interest Management Sub-Committee") established within AM that will monitor for potential material conflicts of interest in connection with proxy proposals that are to be evaluated by the GPVSC. Promptly upon a determination that a vote shall be presented to the GPVSC, the GPVSC Chair shall notify the Conflicts of Interest Management Sub-Committee. The Conflicts of Interest Management Sub-Committee shall promptly collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if AM or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered "material" to the extent that a reasonable person could expect the conflict to influence, or appear to influence, the GPVSC's decision on the particular vote at issue. GPVSC should provide the Conflicts of Interest Management Sub-Committee a reasonable amount of time (no less than 24 hours) to perform all necessary and appropriate reviews. To the extent that a conflicts review can not be sufficiently completed by the Conflicts of Interest Management Sub-Committee the proxies will be voted in accordance with the standard guidelines.

The information considered by the Conflicts of Interest Management Sub-Committee may include without limitation information regarding (i) AM client relationships; (ii) any relevant personal conflict known by the Conflicts of Interest Management Sub-Committee or brought to the attention of that sub-committee; (iii) and any communications with members of the GPVSC (or anyone participating or providing information to the GPVSC) and any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client regarding the vote at issue. In the context of any determination, the Conflicts of Interest Management Sub-Committee may consult with, and shall be entitled to rely upon, all applicable outside experts, including legal counsel.

Upon completion of the investigation, the Conflicts of Interest Management Sub-Committee will document its findings and conclusions. If the Conflicts of Interest Management Sub-Committee determines that (i) AM has a material conflict of interest that would prevent it from deciding how to vote the proxies concerned without further client consent or (ii) certain individuals should be recused from participating in the proxy vote at issue, the Conflicts of Interest Management Sub-Committee will so inform the GPVSC chair.

If notified that AM has a material conflict of interest as described above, the GPVSC chair will obtain instructions as to how the proxies should be voted either from (i) if time permits, the effected clients, or (ii) in accordance with the standard guidelines. If notified that certain individuals should be recused from the proxy vote at issue, the GPVSC Chair shall do so in accordance with the procedures set forth below.

Note: Any AM employee who becomes aware of a potential, material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Compliance. Compliance shall call a meeting of the conflict review committee to evaluate such conflict and determine a recommended course of action.

Procedures to be followed by the GPVSC. At the beginning of any discussion regarding how to vote any proxy, the GPVSC Chair (or his or her delegate) will inquire as to whether any GPVSC member (whether voting or ex officio) or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to the Conflicts of Interest Management Sub-Committee.

The GPVSC Chair also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client, has: (i) requested that AM, the Proxy Vendor Oversight (or any member thereof) or a GPVSC member vote a particular proxy in a certain manner; (ii) attempted to influence AM, the Proxy Vendor Oversight (or any member thereof), a GPVSC member or any other person in connection with proxy voting activities; or (iii) otherwise communicated with a GPVSC member or any other person participating or providing information to the GPVSC regarding the particular proxy vote at issue, and which incident has not yet been reported to the Conflicts of Interest Management Sub- Committee.

If any such incidents are reported to the GPVSC Chair, the Chair will promptly notify the Conflicts of Interest Management Sub-Committee and, if possible, will delay the vote until the Conflicts of Interest Management Sub-Committee can complete the conflicts report. If a delay is not possible, the Conflicts of Interest Management Sub-Committee will instruct the GPVSC whether anyone should be recused from the proxy voting process, or whether AM should vote the proxy in accordance with the standard guidelines, seek instructions as to how to vote the proxy at issue from ISS or, if time permits, the effected clients. These inquiries and discussions will be properly reflected in the GPVSC's minutes.

Duty to Report. Any AM employee, including any GPVSC member (whether voting or ex officio), that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of the AM organization (but within Deutsche Bank and its affiliates) or any entity that identifies itself as a AM advisory client to influence, how AM votes its proxies has a duty to disclose the existence of the situation to the GPVSC Chair (or his or her designee) and the details of the matter to the Conflicts of Interest Management Sub-Committee. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members. The GPVSC will recuse from participating in a specific proxy vote any GPVSC members (whether voting or ex officio) and/or any other person who (i) are personally involved in a material conflict of interest; or (ii) who, as determined by the Conflicts of Interest Management Sub-Committee, have actual knowledge of a circumstance or fact that could effect their independent judgment, in respect of such vote. The GPVSC will also exclude from consideration the views of any person (whether requested or volunteered) if the GPVSC or any member thereof knows, or if the Conflicts of Interest Management Sub-Committee has determined, that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

If, after excluding all relevant GPVSC voting members pursuant to the paragraph above, there are three or more GPVSC voting members remaining, those remaining GPVSC members will determine how to vote the proxy in accordance with these Policies and Procedures. If there are fewer than three GPVSC voting members remaining, the GPVSC Chair will vote the proxy in accordance with the standard guidelines, will obtain instructions as to how to have the proxy voted from, if time permits, the effected clients and otherwise from ISS.

B.       Investment Companies and Affiliated Public Companies

Investment Companies. As reflected in the Guidelines, all proxies solicited by open-end and closed-end investment companies are voted in accordance with the pre-determined guidelines of ISS, unless the investment company client directs AM to vote differently on a specific proxy or specific categories of proxies. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders (i.e., "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Subject to participation agreements with certain Exchange Traded Funds ("ETF") issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing DWS funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.

Affiliated Public Companies. For proxies solicited by non-investment company issuers of or within the Deutsche Bank organization, e.g., Deutsche bank itself, these proxies will be voted in the same proportion as the vote of other shareholders (i.e., "mirror" or "echo" voting).

Note: With respect to the QP Trust (not registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the QP Trust, to vote contrary to the positions in the Guidelines, consistent with the Fund's best interest.

C.       Other Procedures That Limit Conflicts of Interest

AM and other entities in the Deutsche Bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including:

o Deutsche Bank Americas Restricted Activities Policy. This policy provides for, among other things, independence of AM employees from CIB, and information barriers between AM and other affiliates. Specifically, no AM employee may be subject to the supervision or control of any employee of CIB. No AM employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of AM, without the prior approval of Legal or Compliance. Further, no employee of CIB shall have any input into the compensation of a AM employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, AM employees who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters, or initiatives. Further, under no circumstances should proxy votes be discussed with any Deutsche Bank employee outside of AM (and should only be discussed on a need-to-know basis within AM).

Other relevant internal policies include the Deutsche Bank Americas Code of Professional Conduct, the Deutsche Bank Americas Confidential and Inside Information Policy, the Deutsche Asset Management Code of Ethics, the Sarbanes-Oxley Senior Officer Code of Ethics, and the Deutsche Bank Group Code of Conduct. The GPVSC expects that these policies, procedures and internal controls will greatly reduce the chance that the GPVSC (or, its members) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

V.       RECORDKEEPING

At a minimum, the following types of records must be properly maintained and readily accessible in order to evidence compliance with this policy.

o AM will maintain a record of each vote cast by AM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted.

o The Proxy Vendor Oversight maintains records for each of the proxy ballots it votes. Specifically, the records include, but are not limited to:

         -- The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

         -- Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

         -- Analyst worksheets created for stock option plan and share increase analyses.

         --       Proxy Edge print-screen of actual vote election.

o AM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Vendor Oversight or the GPVSC prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

o The GPVSC also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

o With respect to AM's investment company clients, ISS will create and maintain records of each company's proxy voting record for 12-month periods ended June 30. AM will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

         --       The name of the issuer of the portfolio security;

         -- The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

         -- The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

         --       The shareholder meeting date;

         --       A brief identification of the matter voted on;

         -- Whether the matter was proposed by the issuer or by a security holder;

         --       Whether the company cast its vote on the matter;

         -- How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

         --       Whether the company cast its vote for or against management.

Note: This list is intended to provide guidance only in terms of the records that must be maintained in accordance with this policy. In addition, please note that records must be maintained in accordance with the applicable AM Records Management Policy.

With respect to electronically stored records, "properly maintained" is defined as complete, authentic (unalterable) usable and backed-up. At a minimum, records should be retained for a period of not less than six years (or longer, if necessary to comply with applicable regulatory requirements), the first three years in an appropriate AM office.

VI.      THE GPVSC'S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the GPVSC will monitor the proxy voting process by reviewing summary proxy information presented by ISS. The GPVSC will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the GPVSC's minutes.

                  Attachment A - Global Proxy Voting Guidelines

                                Table of contents

I        Board Of Directors And Executives

         A        Election Of Directors

         B        Classified Boards Of Directors

         C        Board And Committee Independence

         D        Liability And Indemnification Of Directors

         E        Qualifications Of Directors

         F        Removal Of Directors And Filling Of Vacancies

         G        Proposals To Fix The Size Of The Board

         H Proposals to Restrict Chief Executive Officer's Service on Multiple Boards

         I Proposals to Restrict Supervisory Board Members Service on Multiple Boards

         J        Proposals to Establish Audit Committees

II       Capital Structure

         A        Authorization Of Additional Shares

         B        Authorization Of "Blank Check" Preferred Stock

         C        Stock Splits/Reverse Stock Splits

         D        Dual Class/Supervoting Stock

         E        Large Block Issuance

         F        Recapitalization Into A Single Class Of Stock

         G        Share Repurchases

         H        Reductions In Par Value

III      Corporate Governance Issues

         A        Confidential Voting

         B        Cumulative Voting

         C        Supermajority Voting Requirements

         D        Shareholder Right To Vote

IV       Compensation

         A        Establishment of a Remuneration Committee

         B        Executive And Director Stock Option Plans

         C        Employee Stock Option/Purchase Plans

         D        Golden Parachutes

         E        Proposals To Limit Benefits Or Executive Compensation

         F        Option Expensing

         G        Management board election and motion

         H        Remuneration (variable pay)

         I        Long-term incentive plans

         J        Shareholder Proposals Concerning "Pay For Superior
                  Performance"

         K        Executive Compensation Advisory

V        Anti-Takeover Related Issues

         A        Shareholder Rights Plans ("Poison Pills")

         B        Reincorporation

         C        Fair-Price Proposals

         D        Exemption From State Takeover Laws

         E        Non-Financial Effects Of Takeover Bids

VI       Mergers & Acquisitions

VII      Social & Political Issues

         A        Labor & Human Rights

         B        Diversity & Equality

         C        Health & Safety

         D        Government/Military

         E        Tobacco

VIII     Environmental Issues

IX       Miscellaneous Items
         A        Ratification Of Auditors

         B        Limitation Of Non-Audit Services Provided By Independent
                  Auditor

         C        Audit Firm Rotation

         D        Transaction Of Other Business

         E        Motions To Adjourn The Meeting

         F        Bundled Proposals

         G        Change Of Company Name

         H        Proposals Related To The Annual Meeting

         I        Reimbursement Of Expenses Incurred From Candidate Nomination

         J        Investment Company Proxies

         K        International Proxy Voting





These Guidelines may reflect a voting position that differs from the actual practices of the public company (ies) within the Deutsche Bank organization or of the investment companies for which AM or an affiliate serves as investment adviser or sponsor.

NOTE: Because of the unique structure and regulatory scheme applicable to closed-end investment companies, the voting guidelines (particularly those related to governance issues) generally will be inapplicable to holdings of closed-end investment companies. As a result, determinations on the appropriate voting recommendation for closed-end investment company shares will be made on a case-by-case basis.

I.       Board of Directors and Executives

A.       Election of Directors

Routine: AM Policy is to vote "for" the uncontested election of directors. Votes for a director in an uncontested election will be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy contest: In a proxy contest involving election of directors, a case-by-case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors. AM will incorporate the decisions of a third party proxy research vendor, currently, Institutional Shareholder Services ("ISS") subject to review by the Proxy Voting Sub-Committee (GPVSC) as set forth in the AM's Proxy Voting Policies and Procedures.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.

B.       Classified Boards of Directors

AM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.

C.       Board and Committee Independence

AM policy is to vote:

1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.

2. "For" proposals that require all members of a company's compensation, audit, nominating, or other similar committees be comprised of independent or unaffiliated directors.

3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.

4.       "For" separation of the Chairman and CEO positions.

5. "Against" proposals that require a company to appoint a Chairman who is an independent director.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders' interests are adequately represented. However, the Chairman of the board must have sufficient involvement in and experience with the operations of the company to perform the functions required of that position and lead the company.

No director qualifies as `independent' unless the board of directors affirmatively determines that the director has no material relationship with the listed company (either directly or as a partner, shareholder or officer of an organization that has a relationship with the company).

Whether a director is in fact not "independent" will depend on the laws and regulations of the primary market for the security and the exchanges, if any, on which the security trades.

D.       Liability and Indemnification of Directors

AM policy is to vote "for" management proposals to limit directors' liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors' liability would effect shareholders' interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is too great, companies may not be able to find capable directors willing to serve. We support expanding coverage only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.

E.       Qualifications of Directors

AM policy is to follow management's recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.

F.       Removal of Directors and Filling of Vacancies

AM policy is to vote "against" proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G.       Proposals to Fix the Size of the Board

AM policy is to vote:

1. "For" proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.

2. "Against" proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

H.       Proposals to Restrict Chief Executive Officer's Service on Multiple
         Boards

AM policy is to vote "For" proposals to restrict a Chief Executive Officer from serving on more than three outside boards of directors.

Rationale: Chief Executive Officer must have sufficient time to ensure that shareholders' interests are represented adequately.

Note: A director's service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.

I. Proposals to Restrict Supervisory Board Members Service on Multiple Boards (For FFT Securities)

AM policy is to vote "for" proposals to restrict a Supervisory Board Member from serving on more than five supervisory boards.

Rationale: We consider a strong, independent and knowledgeable supervisory board as important counter-balance to executive management to ensure that the interests of shareholders are fully reflected by the company.

Full information should be disclosed in the annual reports and accounts to allow all shareholders to judge the success of the supervisory board controlling their company.

Supervisory Board Member must have sufficient time to ensure that shareholders' interests are represented adequately.

Note: A director's service on multiple closed-end fund boards within a fund complex are treated as service on a single Board for the purpose of the proxy voting guidelines.

J.       Proposals to Establish Audit Committees (For FFT and U.S. Securities)

AM policy is to vote "for" proposals that require the establishment of audit committees.

Rationale: The audit committee should deal with accounting and risk management related questions, verifies the independence of the auditor with due regard to possible conflicts of interest. It also should determine the procedure of the audit process.

II.      Capital Structure

A.       Authorization of Additional Shares (For U.S. Securities)

AM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

B.       Authorization of "Blank Check" Preferred Stock (For U.S. Securities)

AM policy is to vote:

1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.

2. "For" proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C.       Stock Splits/Reverse Stock Splits

AM policy is to vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)

Rationale: Generally, stock splits do not detrimentally effect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.

D.       Dual Class/Supervoting Stock

AM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The "one share, one vote" principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

E.       Large Block Issuance (For U.S. Securities)

AM policy is to address large block issuances of stock on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AM's Proxy Policies and Procedures.

Additionally, AM supports proposals requiring shareholder approval of large block issuances.

Rationale: Stock issuances must be reviewed in light of the business circumstances leading to the request and the potential impact on shareholder value.

F.       Recapitalization into a Single Class of Stock

AM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.

G.       Share Repurchases

AM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.

H.       Reductions in Par Value

AM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

III.     Corporate Governance Issues

A.       Confidential Voting

AM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B.       Cumulative Voting (For U.S. Securities)

AM policy is to vote "against" shareholder proposals requesting cumulative voting and "for" management proposals to eliminate it. The protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast "against" cumulative voting and "for" proposals to eliminate it if:

a) The company has a five year return on investment greater than the relevant industry index,

b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and

c) No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation; however, the presence of other safeguards may make their use unnecessary.

C.       Supermajority Voting Requirements

AM policy is to vote "against" management proposals to require a supermajority vote to amend the charter or bylaws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements.

*Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.

D.       Shareholder Right to Vote

AM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote "for" proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or effect the governance process should be supported.

IV.      Compensation

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.

A.       Establishment of a Remuneration Committee (For FFT Securities)

AM policy is to vote "for" proposals that require the establishment of a remuneration committee.

Rationale: Corporations should disclose in each annual report or proxy statement their policies on remuneration. Essential details regarding executive remuneration including share options, long-term incentive plans and bonuses, should be disclosed in the annual report, so that investors can judge whether corporate pay policies and practices meet the standard.

The remuneration committee shall not comprise any board members and should be sensitive to the wider scene on executive pay. It should ensure that performance-based elements of executive pay are designed to align the interests of shareholders.

B.       Executive and Director Stock Option Plans

AM policy is to vote "for" stock option plans that meet the following criteria:

(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)

(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.

(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.

(4)      The plan does not grant options on super-voting stock.

AM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and
b) only certain high-level executives are subject to receive the performance based options.

AM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.

C.       Employee Stock Option/Purchase Plans

AM policy is to vote for employee stock purchase plans (ESPP's) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

AM policy is to vote "for" employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPP's encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

D.       Golden Parachutes

AM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote "against" more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, AM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary, are excessive.

E.       Proposals to Limit Benefits or Executive Compensation

AM policy is to vote "against"

1.       Proposals to limit benefits, pensions or compensation and

2. Proposals that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.

F.       Option Expensing

AM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, AM agrees that their value should not be ignored and treated as "no cost" compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

G.        Management board election and motion (For FFT Securities)

AM policy is to vote "against":

o the election of board members with positions on either remuneration or audit committees;

o the election of supervisory board members with too many supervisory board mandates;

o "automatic" election of former board members into the supervisory board.

Rationale: Management as an entity, and each of its members, are responsible for all actions of the company, and are - subject to applicable laws and regulations
- accountable to the shareholders as a whole for their actions.

Sufficient information should be disclosed in the annual company report and account to allow shareholders to judge the success of the company.

H.       Remuneration (variable pay): (For FFT Securities)

Executive remuneration for Management Board

AM policy is to vote "for" remuneration for Management Board that is transparent and linked to results.

Rationale: Executive compensation should motivate management and align the interests of management with the shareholders. The focus should be on criteria that prevent excessive remuneration; but enable the company to hire and retain first-class professionals.

Shareholder interests are normally best served when management is remunerated to optimise long-term returns. Criteria should include suitable measurements like return on capital employed or economic value added.

Interests should generally also be correctly aligned when management own shares in the company - even more so if these shares represent a substantial portion of their own wealth.

Its disclosure shall differentiate between fixed pay, variable (performance related) pay and long-term incentives, including stock option plans with valuation ranges as well as pension and any other significant arrangements.

Executive remuneration for Supervisory Board

AM policy is to vote "for" remuneration for Supervisory Board that is at least 50% in fixed form.

Rationale: It would normally be preferable if performance linked compensation were not based on dividend payments, but linked to suitable result based parameters. Consulting and procurement services should also be published in the company report.

I.       Long-term incentive plans (For FFT Securities)

AM policy is to vote "for" long-term incentive plans for members of a management board that reward for above average company performance.

Rationale: Incentive plans will normally be supported if they:

o directly align the interests of members of management boards with those of shareholders;

o establish challenging performance criteria to reward only above average performance;

o measure performance by total shareholder return in relation to the market or a range of comparable companies;

o are long-term in nature and encourage long-term ownership of the shares once exercised through minimum holding periods;

o        do not allow a repricing of the exercise price in stock option plans.

J.       Shareholder Proposals Concerning "Pay for Superior Performance"

AM policy is to address pay for superior performance proposals on a case-by-case basis, incorporating the recommendation of an independent third party proxy research firm (currently ISS) subject to review by the GPVSC as set forth in AM's Proxy Policies and Procedures.

Rationale: While AM agrees that compensation issues are better left to the discretion of management, they appreciate the need to monitor for excessive compensation practices on a case by case basis. If, after a review of the ISS metrics, AM is comfortable with ISS's applying this calculation and will vote according to their recommendation.

K.       Executive Compensation Advisory

AM policy is to follow management's recommended vote on shareholder proposals to propose an advisory resolution seeking to ratify the compensation of the company's named executive officers (NEOs) on an annual basis.

Rationale: AM believes that controls exist within senior management and corporate compensation committees, ensuring fair compensation to executives. This might allow shareholders to require approval for all levels of management's compensation.

V.       Anti-Takeover Related Issues

A.       Shareholder Rights Plans ("Poison Pills")

AM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote "against" the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B.       Reincorporation

AM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights. If changes resulting from the proposed reincorporation violate the corporate governance principles set forth in these guidelines, the reincorporation will be deemed contrary to shareholder's interests and a vote cast "against."

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.

C.       Fair-Price Proposals

AM policy is to vote "for" management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights.

A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D.       Exemption from state takeover laws

AM policy is to vote "for" shareholder proposals to opt out of state takeover laws and to vote "against" management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

E.       Non-financial Effects of Takeover Bids

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to AM's stated purpose of acting in its client's best economic interest.

VI.      Mergers & Acquisitions

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis incorporating information from an independent proxy research source (currently ISS.) Additional resources including portfolio management and research analysts may be considered as set forth in AM's Policies and Procedures.

VII.     Social, Environmental & Political Issues

Social and environmental issues are becoming increasingly important to corporate success. We incorporate social and environmental considerations into both our investment decisions and our proxy voting decisions - particularly if the financial performance of the company could be impacted.

With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote "against" these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues may not have a connection to the economic and corporate governance principles effecting shareholders' interests. AM's policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders' economic interests.

Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, AM's policy is to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders' concerns.

A.       Labor & Human Rights

AM policy is to vote "against" adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies

B.       Diversity & Equality

1. AM policy is to vote "against" shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.

2. AM policy is also to vote "against" proposals to adopt the Mac Bride Principles. The Mac Bride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the Mac Bride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

C.       Health & Safety

1. AM policy is to vote "against" adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company's competitive position in the marketplace.

2. AM policy is to vote "against" shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

D.       Government/Military

1. AM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company's interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. AM policy is to vote "against" shareholder proposals regarding political contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

3. AM policy is to vote "against" shareholder proposals regarding charitable contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

E.       Tobacco

1. AM policy is to vote "against" shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as "against" requesting companies to report on the intentional manipulation of nicotine content.

Rationale: Where a tobacco company's actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally effect a company's ability to compete. The disclosure of nicotine content information could affect the company's rights in any pending or future litigation.

2. Shareholder requests to spin-off or restructure tobacco businesses will be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII.    Environmental Issues

AM policy is to follow management's recommended vote on CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power).

Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.

IX.      Miscellaneous Items

A.       Ratification of Auditors

AM policy is to vote "for" a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management's nomination is warranted.

B.       Limitation of non-audit services provided by independent auditor

AM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, AM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.

C.       Audit firm rotation

AM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, AM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.

D.       Transaction of Other Business

AM policy is to vote against "transaction of other business" proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E.       Motions to Adjourn the Meeting

AM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to make a decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.

F.       Bundled Proposals

AM policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to "take the good with the bad" in cases where the proposals could reasonably have been submitted separately.

G.       Change of Company Name

AM policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.

H.       Proposals Related to the Annual Meeting

AM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)

Rationale: These are considered routine administrative proposals.

I.       Reimbursement of Expenses Incurred from Candidate Nomination

AM policy is to follow management's recommended vote on shareholder proposals related to the amending of company bylaws to provide for the reimbursement of reasonable expenses incurred in connection with nominating one or more candidates in a contested election of directors to the corporation's board of directors.

Rationale: Corporations should not be liable for costs associated with shareholder proposals for directors.

J.       Investment Company Proxies

Proxies solicited by investment companies are voted in accordance with the recommendations of an independent third party, currently ISS. However, regarding investment companies for which AM or an affiliate serves as investment adviser or principal underwriter, such proxies are voted in the same proportion as the vote of all other shareholders. Proxies solicited by master funds from feeder funds will be voted in accordance with applicable provisions of Section 12 of the Investment Company Act of 1940.

Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, AM could vote "for" staggered boards of closed-end investment companies, although AM generally votes "against" staggered boards for operating companies. Further, the manner in which AM votes investment company proxies may differ from proposals for which a AM-advised investment company solicits proxies from its shareholders. As reflected in the Guidelines, proxies solicited by closed-end (and open-end) investment companies are voted in accordance with the pre-determined guidelines of an independent third-party.

Subject to participation agreements with certain Exchange Traded Funds ("ETF") issuers that have received exemptive orders from the U.S. Securities and Exchange Commission allowing investing DWS funds to exceed the limits set forth in Section 12(d)(1)(A) and (B) of the Investment Company Act of 1940, DeAM will echo vote proxies for ETFs in which Deutsche Bank holds more than 25% of outstanding voting shares globally when required to do so by participation agreements and SEC orders.

Note: With respect to the QP Trust (not registered under the Investment Company Act of 1940), the Fund is not required to engage in echo voting and the investment adviser will use these Guidelines, and may determine, with respect to the QP Trust, to vote contrary to the positions in the Guidelines, consistent with the Fund's best interest.

K.       International Proxy Voting

The above guidelines pertain to issuers organized in the United States, Canada and Germany. Proxies solicited by other issuers are voted in accordance with international guidelines or the recommendation of ISS and in accordance with applicable law and regulation.





                      APPENDIX B -- RATINGS OF INVESTMENTS

Description of Securities Ratings

Description of S&P corporate bond ratings:

AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

                       STATEMENT OF ADDITIONAL INFORMATION

Investment Advisor
Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, NY 10154


Distributor
DWS Investments Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Administrator
Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, NY 10154

Transfer Agent
DWS Investment Service Company
222 South Riverside Plaza
Chicago, IL 60606-5808


Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110


Counsel
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its SAI or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------          --------

                  (a)      (1)       Amended and Restated Declaration of Trust dated June 2, 2008; (23)

                           (2)       Amended and Restated Designation of Series and Classes of  Shares of Beneficial
                                     Interest dated May 22, 2008; (24)

                  (b)                By-Laws of DWS Advisor Funds, dated as of April 1, 2008; (24)

                  (c)                Incorporated by reference to Exhibit (a)(1) above;

                  (d)      (1)       Amended and Restated Investment Management Agreement dated July 3, 2006 and revised as of March 22, 2007 and October 1, 2008, between the Registrant and
                                     Deutsche Investment Management Americas Inc. on behalf of Tax Free Money Fund
                                     Investment, NY Tax Fee Money Fund, DWS Mid Cap Growth Fund, DWS Small Cap Growth
                                     Fund, DWS Short Duration Plus Fund, DWS Core Fixed Income Fund, DWS High Income
                                     Plus Fund, DWS International Select Equity Fund, DWS Lifecycle Long Range Fund,
                                     DWS Micro Cap Fund, DWS RREEF Real Estate Securities Fund, DWS RREEF Global Real
                                     Estate Securities Fund, DWS Short-Term Municipal Bond Fund and DWS Short Duration
                                     Fund is filed herein;

                           (2)       Sub-advisory Agreement between Deutsche Investment Management Americas Inc., in regards to DWS RREEF Global Real Estate Securities Fund, and RREEF America
                                     L.L.C., dated July 3, 2006; (17)

                           (3)       Sub-Subadvisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Asset Management (Hong Kong),
                                     Limited, dated July 3, 2006; (17)

                           (4)       Sub-Subadvisory Agreement between RREEF America L.L.C., in regards to DWS RREEF
                                     Global Real Estate Securities Fund, and Deutsche Investments Australia Limited,
                                     dated July 3, 2006; (17)

                           (5)       Sub-advisory Agreement between Deutsche Asset Management, Inc., in regards to DWS
                                     RREEF Real Estate Securities Fund, and RREEF America L.L.C.; (17)

                           (6)       Sub-advisory Agreement between Deutsche Investment Management Americas Inc., in regards to DWS Lifecycle Long Range Fund, DWS Core Fixed Income Fund and DWS
                                     Short Duration Fund, and Aberdeen Asset Management Inc., dated December 2, 2005 as revised January 1, 2007; (19)

                           (7)       Sub-Sub-Subadvisory Agreement between Deutsche Asset Management International
                                     GmbH, in regards to DWS RREEF Global Real Estate Securities Fund, and RREEF
                                     Global Advisers Limited, dated June 27, 2006; (17)

                  (e)                Distribution Agreement dated August 19, 2002; (1)

                  (f)                Not applicable.

                  (g)      (1)       Master Custodian Agreement between the Registrant and State Street Bank and Trust
                                     Company dated March 22, 2007; (18)


                                       3

                           (2)       Master Custodian Agreement between the Registrant and Brown Brothers Harriman &
                                     Co. on behalf of DWS RREEF Global Real Estate Securities Fund and DWS
                                     International Select Equity Fund, dated February 1, 2007; (19)

                  (h)      (1)       Amended Administrative Services Agreement between the Registrant and Deutsche
                                     Investment Management Americas Inc. dated June 1, 2006 and revised as of October
                                     1, 2007; (20)

                           (2)       Agency Agreement between Scudder Investments Service Company and DST Systems,
                                     Inc., dated January 15, 2003; (2)

                           (3)       Transfer Agency and Services Agreement, dated June 1, 2006, between Registrant and DWS Scudder Investments Service Company; (14)

                           (4)       Letters of Indemnity to the Scudder Funds and Independent Directors/Trustees
                                     dated October 8, 2004; (6)

                           (5)       Amendment dated November 17, 2004 to Exhibit A of the Expense Limitation
                                     Agreement dated April 25, 2003; (7)

                           (6)       Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between DWS Scudder
                                     Distributors, Inc. and certain financial intermediaries is filed herein;

                           (7)       Transfer Agency Fee Schedule dated October 1, 2006; (17)

                           (8)       Form of Expense Limitation Agreement is filed herein;

                  (i)      (1)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to Scudder
                                     PreservationPlus Fund - Classes A, C and Investment, Scudder Mid Cap Fund -
                                     Classes A, B, C, R, Institutional and Investment;3, (11)

                           (2)       Opinion and Consent of Bingham McCutchen LLP relating to Scudder PreservationPlus
                                     Fund - Classes A, C and Investment, Scudder Mid Cap Fund - Classes A, B, C, R,
                                     Institutional and Investment; (3), (11)

                           (3)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to Cash Management
                                     Fund Investment, Treasury Money Fund Investment, Tax Free Money Fund Investment,
                                     N.Y. Tax Free Money Fund;(4)

                           (4)       Opinion and Consent of Willkie Farr & Gallagher LLP relating to Scudder Small Cap
                                     Growth Fund - Class S and AARP shares;(5)

                           (5)       Opinion and Consent of Bingham McCutchen LLP relating to Scudder Small Cap Growth
                                     Fund - Class S and AARP shares;(5)

                           (6)       Opinion and Consent of Willkie Farr & Gallagher relating to DWS Lifecycle Long
                                     Range Fund, Classes Investment and Institutional;(9)

                           (7)       Opinion and Consent of Bingham McCutchen LLP relating to DWS Lifecycle Long Range
                                     Fund, Classes Investment and Institutional;(9)

                           (8)       Opinion and Consent of Willkie Farr & Gallagher relating to DWS RREEF Global Real
                                     Estate Securities Fund, Classes A, C, Institutional and S;(10)

                           (9)       Opinion and Consent of Bingham McCutcheon LLP relating to DWS RREEF Global Real
                                     Estate Securities Fund, Classes A, C, Institutional and S; (10)



                                       4

                           (10)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Core Fixed
                                     Income Fund - Classes A, B, C, R, S, Institutional and Investment, DWS High
                                     Income Plus Fund - Classes A, B, C, S, AARP, Premier, Institutional and
                                     Investment, DWS Micro Cap Fund - Classes A, B, C, S, Institutional and
                                     Investment, DWS Short-Term Municipal Bond Fund - Classes A, B, C, S,
                                     Institutional and Investment, DWS International Select Equity Fund - Classes A,
                                     B, C, R, S, Premier, Institutional and Investment, DWS RREEF Real Estate
                                     Securities Fund - Classes A, B, C, R, S and Institutional;(11)

                           (11)      Opinion and Consent of Bingham McCutchen LLP relating to DWS Core Fixed Income
                                     Fund - Classes A, B, C, R, S, Institutional and Investment, DWS High Income Plus
                                     Fund - Classes A, B, C, S, AARP, Premier, Institutional and Investment, DWS Micro
                                     Cap Fund - Classes A, B, C, S, Institutional and Investment, DWS Short-Term
                                     Municipal Bond Fund - Classes A, B, C, S, Institutional and Investment, DWS
                                     International Select Equity Fund - Classes A, B, C, R, S, Premier, Institutional
                                     and Investment and DWS RREEF Real Estate Securities Fund - Classes A, B, C, R, S
                                     and Institutional;(11)

                           (12)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to NY Tax Free Money
                                     Fund, Tax-Exempt New York Money Market Fund shares; (12)

                           (13)      Opinion and Consent of Bingham McCutchen LLP relating to NY Tax Free Money Fund,
                                     Tax-Exempt New York Money Market Fund shares; (12)

                           (14)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Short
                                     Duration Fund; (13)

                           (15)      Opinion and Consent of Bingham McCutchen LLP relating to DWS Short Duration Fund;
                                     (13)

                           (16)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Short
                                     Duration Plus Fund - Class B shares; (15)

                           (17)      Opinion and Consent of Bingham McCutchen LLP relating to DWS Short Duration Plus
                                     Fund - Class B shares; (15)

                           (18)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to DWS Short
                                     Duration Plus Fund - Institutional Class shares; (24)

                           (19)      Opinion and Consent of Bingham McCutchen LLP relating to DWS Short Duration Plus
                                     Fund - Institutional Class shares; (24)

                           (20)      Opinion and Consent of Willkie Farr & Gallagher LLP relating to Tax Free Money
                                     Fund Investment - Institutional Shares is filed herein;

                           (21)      Opinion and Consent of Bingham McCutchen LLP relating to Tax Free Money Fund
                                     Investment- Institutional Class shares is filed herein.

                  (j)                Consent of Independent Registered Public Accounting Firm is filed herein.

                  (k)                Not applicable;

                  (1)                Not applicable;



                                       5

                  (m)      (1)       Rule 12b-1 Plan for DWS Micro Cap Fund - Class A shares, dated June 27, 2006;(14)

                           (2)       Rule 12b-1 Plan for DWS Micro Cap Fund - Class B shares, dated July 7, 2006;(14)

                           (3)       Rule 12b-1 Plan for DWS Micro Cap Fund - Class C shares, dated July 7, 2006; (14)

                           (4)       Rule 12b-1 Plan for DWS Mid Cap Growth Fund - Class A shares, dated June 27,
                                     2006;(14)

                           (5)       Rule 12b-1 Plan for DWS Mid Cap Growth Fund - Class B shares, dated June 1,
                                     2006;(14)

                           (6)       Rule 12b-1 Plan for DWS Mid Cap Growth Fund - Class C shares, dated June 1,
                                     2006;(14)

                           (7)       Rule 12b-1 Plan for DWS Short Duration Plus Fund - Class A shares, dated June 27,
                                     2006;(14)

                           (8)       Rule 12b-1 Plan for DWS Short Duration Plus Fund - Class C shares, dated June 27,
                                     2006;(14)

                           (9)       Rule 12b-1 Plan for DWS Small Cap Growth Fund - Class A shares, dated June 27,
                                     2006;(14)

                           (10)      Rule 12b-1 Plan for DWS Small Cap Growth Fund - Class B shares, dated July 1,
                                     2006;(14)

                           (11)      Rule 12b-1 Plan for DWS Small Cap Growth Fund - Class C shares, dated July 1,
                                     2006;(14)

                           (12)      Rule 12b-1 Plan for DWS RREEF Global Real Estate Securities Fund - Class A
                                     shares, dated July 5, 2006;(17)

                           (13)      Rule 12b-1 Plan for DWS RREEF Global Real Estate Securities Fund - Class C
                                     shares, dated July 5, 2006;(17)

                           (14)      Rule 12b-1 Plan for DWS Short Duration Plus Fund - Class B shares, dated April
                                     23, 2006;(17)

                           (15)      Rule 12b-1 Plan for DWS International Select Equity Fund - Class B, dated August
                                     1, 2006;(16)

                           (16)      Rule 12b-1 Plan for DWS International Select Equity Fund - Class A, dated June
                                     27, 2006;(16)

                           (17)      Rule 12b-1 Plan for DWS Short-Term Municipal Bond Fund - Class A, dated June 27,
                                     2006;(20)

                           (18)      Rule 12b-1 Plan for DWS Short-Term Municipal Bond Fund - Class B, dated July 7,
                                     2006;(20)

                           (19)      Rule 12b-1 Plan for DWS Core Fixed Income Fund - Class A, dated June 27,
                                     2006;(20)



                                       6

                           (20)      Rule 12b-1 Plan for DWS Core Fixed Income Fund - Class B, dated July 7, 2006;(20)

                           (21)      Rule 12b-1 Plan for DWS Core Fixed Income Fund - Class C, dated July 7, 2006;(20)

                           (22)      Rule 12b-1 Plan for DWS High Income Plus Fund - Class A, dated June 27, 2006;(20)

                           (23)      Rule 12b-1 Plan for DWS High Income Plus Fund - Class B, dated July 7, 2006;(20)

                           (24)      Rule 12b-1 Plan for DWS High Income Plus Fund - Class C, dated July 7, 2006;(20)

                           (25)      Rule 12b-1 Plan for DWS Short Duration Fund - Class A, dated June 27, 2006;(20)

                           (26)      Rule 12b-1 Plan for DWS Short Duration Fund - Class B, dated July 7, 2006;(20)

                           (27)      Rule 12b-1 Plan for DWS Short Duration Fund - Class C, dated July 7, 2006;(20)


                  (n)                Amended and Restated Multi-Distribution System Plan with respect to DWS Advisor
                                     Funds, pursuant to Rule 18f-3;(18)

                  (p)      (1)       Code of Ethics for Deutsche Asset Management -- U.S., dated January 1, 2008; 19

                           (2)       Consolidated Fund Code of Ethics dated March 14, 2006; (8)

                           (3)       Code of Ethics for Deutsche Asset Management (Asia) Limited and Deutsche Asset
                                     Management (Hong Kong) Limited, dated December 3, 2007; 19

                           (4)       Global Code of Ethics for Deutsche Asset Management effective December 3, 2007;
                                     (22)


____________________

(1) Incorporated by reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement as filed with the Commission on November 27, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement as filed with the Commission on April 30, 2003.

(3) Incorporated by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement as filed with the Commission on January 30, 2004.

(4) Incorporated by reference to Post-Effective Amendment No. 107 to Registrant's Registration Statement as filed with the Commission on April 29, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 113 to Registrant's Registration Statement as filed with the Commission on August 31, 2004.

(6) Incorporated by reference to Post-Effective Amendment No. 114 to Registrant's Registration Statement as filed with the Commission on December 3, 2004.

(7) Incorporated by reference to Post-Effective Amendment No. 116 to Registrant's Registration Statement as filed with the Commission on February 1, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 133 to Registrant's Registration Statement as filed with the Commission on April 28, 2006.

(9) Incorporated by reference to Post-Effective Amendment No. 138 to Registrant's Registration Statement as filed with the Commission on June 13, 2006.

(10) Incorporated by reference to Post-Effective Amendment No. 141 to Registrant's Registration Statement as filed with the Commission on June 30, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 142 to Registrant's Registration Statement as filed with the Commission on June 30, 2006.

(12) Incorporated by reference to Post-Effective Amendment No. 145 to Registrant's Registration Statement as filed with the Commission on August 14, 2006.

(13) Incorporated by reference to Post-Effective Amendment No. 146 to Registrant's Registration Statement as filed with the Commission on August 18, 2006.

(14) Incorporated by reference to Post-Effective Amendment No. 149 to Registrant's Registration Statement as filed with the Commission on January 26, 2007.

(15) Incorporated by reference to Post-Effective Amendment No. 150 to Registrant's Registration Statement as filed with the Commission on February 20, 2007.

(16) Incorporated by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement as filed with the Commission on February 28, 2007.

(17) Incorporated by reference to Post-Effective Amendment No. 153 to Registrant's Registration Statement as filed with the Commission on April 30, 2007.

(18) Incorporated by reference to Post-Effective Amendment No. 155 to Registrant's Registration Statement as filed with the Commission on August 1, 2007.

(19) Incorporated by reference to Post-Effective Amendment No. 156 to Registrant's Registration Statement as filed with the Commission on January 28, 2008.

(20) Incorporated by reference to Post-Effective Amendment No. 157 to Registrant's Registration Statement as filed with the Commission on February 28, 2008.

(21) Incorporated by reference to Post-Effective Amendment No. 158 to Registrant's Registration Statement as filed with the Commission on March 7, 2008.

(22) Incorporated by reference to Post-Effective Amendment No. 159 to Registrant's Registration Statement as filed with the Commission on April 29, 2008.

(23) Incorporated by reference to Post-Effective Amendment No. 160 to Registrant's Registration Statement as filed with the Commission on July 29, 2008.

(24) Incorporated by reference to Post-Effective Amendment No. 161 to Registrant's Registration Statement as filed with the Commission on August 22, 2008.

(25) Incorporated by reference to Post-Effective Amendment No. 162 to Registrant's Registration Statement as filed with the Commission on September 12, 2008.

Item 24.          Persons Controlled by or Under Common Control with Registrant
--------          -------------------------------------------------------------

         Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.          Indemnification
--------          ---------------

         Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

         On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

         Deutsche Investment Management Americas Inc. (hereafter, "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

         In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

         1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

         2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

         3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

         4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

         5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

         DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.


Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

         During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

         (a)

DWS Investments Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

         (b)

Information on the officers and directors of DWS Investments Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Philipp Hensler                Director, Chairman of the Board and       None
         345 Park Avenue                CEO
         New York, NY 10154

         Michael Colon                  Director and Chief Operating Officer      None
         345 Park Avenue
         New York, NY 10154

         Thomas Winnick                 Director and President                    None
         345 Park Avenue
         New York, NY 10154

         Cliff Goldstein                Chief Financial Officer and Treasurer     None
         100 Plaza One
         Jersey City, NJ 07311

         Robert Froehlich               Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                  Vice President                            Chief Financial Officer
         345 Park Avenue                                                          and Treasurer
         New York, NY 10154

         Mark Perrelli                  Vice President                            None
         345 Park Avenue
         New York, NY 10154

         Donna White                    Chief Compliance Officer                  None
         280 Park Avenue
         New York, NY 10017

         Jason Vazquez                  Vice President and AML Compliance         Anti-Money Laundering
         280 Park Avenue                Officer                                   Compliance Officer
         New York, NY 10017



                                       11

                      (1)                             (2)                                  (3)
          DWS Investments
          Distributors, Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Investments Distributors, Inc.       Offices with Registrant
          ----------------               ----------------------------------       -----------------------

         Caroline Pearson               Secretary                                 Assistant Secretary
         One Beacon Street
         Boston, MA 02108

         Philip J. Collora              Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         Anjie LaRocca                  Assistant Secretary                       None
         280 Park Avenue
         New York, NY 10017

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

DWS Advisor Funds                                  345 Park Avenue
(Registrant)                                       New York, New York  10154

Deutsche Investment Management Americas Inc.       345 Park Avenue
(Investment Advisor)                               New York, NY 10154

Deutsche Investment Management Americas Inc.       345 Park Avenue
 (Administrator)                                   New York, NY 10154
                                                   One Beacon Street
                                                   Boston, MA 02108

DWS Investments Service Company                    222 South Riverside Plaza
(Transfer Agent)                                   Chicago, IL 60606

DWS Investments Distributors, Inc.                 222 South Riverside Plaza
(Distributor)                                      Chicago, IL 60606

State Street Bank and Trust Company                225 Franklin Street
(Custodian)                                        Boston, MA 02110

Brown Brothers Harriman                            40 Water Street
(Custodian)                                        Boston, MA 02110

DST Systems, Inc.                                  333 West 11th Street
(Sub-Transfer Agent and                            Kansas City, MO 64105
Sub-Dividend Distribution Agent)

Item 29.          Management Services
--------          -------------------

                  Not applicable

Item 30.          Undertakings
--------          ------------

                  Not applicable

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 20th day of October 2008.


                                                        DWS ADVISOR FUNDS


                                                   By:  /s/ Michael G. Clark
                                                        --------------------
                                                        Michael G. Clark*

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----
/s/ Michael G. Clark
-------------------------------------
Michael G. Clark *                         President                                    October 20, 2008

/s/Paul H. Schubert
-------------------------------------
Paul H. Schubert                           Chief Financial Officer and Treasurer        October 20, 2008

/s/John W. Ballantine
-------------------------------------
John W. Ballantine*                        Trustee                                      October 20, 2008

/s/Henry P. Becton, Jr.
-------------------------------------
Henry P. Becton, Jr.*                      Trustee                                      October 20, 2008

/s/Dawn-Marie Driscoll
-------------------------------------
Dawn-Marie Driscoll*                       Chairperson and Trustee                      October 20, 2008

/s/Keith R. Fox
-------------------------------------
Keith R. Fox*                              Trustee                                      October 20, 2008

/s/Paul K. Freeman
-------------------------------------
Paul K. Freeman*                           Vice Chairperson and Trustee                 October 20, 2008

/s/Kenneth C. Froewiss
-------------------------------------
Kenneth C. Froewiss*                       Trustee                                      October 20, 2008

/s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      October 20, 2008

/s/William McClayton
-------------------------------------
William McClayton*                         Trustee                                      October 20, 2008

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      October 20, 2008


SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----

/s/William N. Searcy, Jr.
-------------------------------------
William N. Searcy, Jr.*                    Trustee                                      October 20, 2008

/s/Jean Gleason Stromberg
-------------------------------------
Jean Gleason Stromberg*                    Trustee                                      October 20, 2008

/s/Robert H. Wadsworth
-------------------------------------
Robert H. Wadsworth*                       Trustee                                      October 20, 2008

/s/Axel Schwarzer
-------------------------------------
Axel Schwarzer*                            Trustee                                      October 20, 2008

*By:     /s/Caroline Pearson
         ------------------------------
         Caroline Pearson**
         Assistant Secretary



** Attorney-in-fact pursuant to the powers of attorney as filed herein. Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post Effective Amendment No. 159 to the Registration Statement, as filed on April 29, 2008.

Cash Account Trust                      DWS International Fund, Inc.            DWS Strategic Government
Cash Management Portfolio               DWS Investment Trust                            Securities Fund
Cash Reserve Fund, Inc.                 DWS Investments VIT Funds               DWS Strategic Income Fund
DWS Advisor Funds                       DWS Investors Funds, Inc.               DWS Strategic Municipal Income
DWS Balanced Fund                       DWS Money Funds                                 Trust
DWS Blue Chip Fund                      DWS Money Market Trust                  DWS Target Date Series
DWS Communications Fund, Inc.           DWS Multi-Market Income Trust           DWS Target Fund
DWS Dreman Value Income Edge            DWS Municipal Income Trust              DWS Tax Free Trust
        Fund, Inc.                      DWS Municipal Trust                     DWS Technology Fund
DWS Equity 500 Index Portfolio          DWS Mutual Funds, Inc.                  DWS Value Builder Fund, Inc.
DWS Equity Partners Fund, Inc.          DWS Portfolio Trust                     DWS Value Equity Trust
DWS Equity Trust                        DWS RREEF Real Esate Fund,              DWS Value Series, Inc.
DWS Global/International Fund,                  Inc.                            DWS Variable Series I
        Inc.                            DWS RREEF Real Estate Fund II,          DWS Variable Series II
DWS Global Commodities Stock                    Inc.                            Investors Cash Trust
        Fund, Inc.                      DWS RREEF World Real Estate &           Tax-Exempt California Money
DWS Global High Income Fund,                    Tactical Fund, Inc.                     Market Fund
        Inc.                            DWS Securities Trust                    The Central Europe & Russian
DWS High Income Series                  DWS State Tax Free Trust                        Fund, Inc.
DWS High Income Trust                   DWS State Tax-Free Income               The European Equity Fund, Inc.
DWS Income Trust                                Series                          The New Germany Fund, Inc.
DWS Institutional Funds                 DWS Strategic Income Trust

                                 (each a "Fund")

                                Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following person, whose signature appears below, does hereby constitute and appoint John Millette, Thomas Connors and Caroline Pearson, and each of them, severally, with full powers of substitution, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to enable the Fund to comply with the Securities Act of 1933, as amended (the "1933 Act") and/or the Investment Company Act of 1940, as amended (the "1940 Act"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund's Registration Statement pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or may substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

SIGNATURE                    TITLE                         DATE
---------                    -----                         ----
                             President                     September 25, 2008
/s/Michael G. Clark
-------------------
Michael G. Clark

                                 DWS FUNDS BOARD
                                 ---------------

                     CERTIFICATE OF THE ASSISTANT SECRETARY

          I, Caroline Pearson, do hereby certify as follows:

1. That I am the duly elected Assistant Secretary of the Funds listed on the attached Appendix A, (each a "Fund," and each Fund's underlying portfolios, if applicable, a "Series");

2. I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Directors/Trustees of the Funds at meetings duly called, convened and held on September 19, 2008, at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:


                  WHEREAS, the President of the Fund, Michael Clark, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on his behalf:

                  NOW THEREFORE BE IT:

                  RESOLVED, that the following individuals be, and they hereby are, and each of them hereby is, given a Power of Attorney in substantially the form presented to this meeting, with such changes as the officers, with the advice of counsel, shall recommend, to sign the Fund's Registration Statements, including any amendments:

                  Thomas Connors
                  John Millette
                  Caroline Pearson; and

                  FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483
                  (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this twenty-fourth day of September, 2008.


                                                 /s/Caroline Pearson
                                                 -------------------
                                                 Caroline Pearson
                                                 Assistant Secretary

                                   APPENDIX A

CASH ACCOUNT TRUST, and its series:
Government & Agency Securities Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

CASH MANAGEMENT PORTFOLIO

CASH RESERVE FUND, INC., and its series:
Prime Series

DWS ADVISOR FUNDS, and its series:
DWS Core Fixed Income Fund
DWS High Income Plus Fund
DWS International Select Equity Fund
DWS Lifecycle Long Range Fund
DWS Micro Cap Fund
DWS Mid Cap Growth Fund
DWS RREEF Real Estate Securities Fund
DWS RREEF Global Real Estate Securities Fund
DWS Short Duration Fund
DWS Short Duration Plus Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Growth Fund
NY Tax Free Money Fund
Tax Free Money Fund Investment

DWS BALANCED FUND

DWS BLUE CHIP FUND

DWS COMMUNICATIONS FUND, INC.

DWS DREMAN VALUE INCOME EDGE FUND, INC.

DWS EQUITY 500 INDEX PORTFOLIO

DWS EQUITY PARTNERS FUND, INC.

DWS EQUITY TRUST, and its series:
DWS Alternative Asset Allocation Plus Fund
DWS Core Plus Allocation Fund
DWS Disciplined Long/Short Growth Fund
DWS Disciplined Long/Short Value Fund
DWS Disciplined Market Neutral Fund

DWS GLOBAL COMMODITIES STOCK FUND, INC.

DWS GLOBAL/INTERNATIONAL FUND, INC., and its series:
DWS Emerging Markets Fixed Income Fund
DWS Global Bond Fund
DWS Global Opportunities Fund
DWS Global Thematic Fund
DWS RREEF Global Infrastructure Fund

DWS GLOBAL HIGH INCOME FUND, INC.

DWS HIGH INCOME SERIES
DWS High Income Fund

DWS HIGH INCOME TRUST

DWS INCOME TRUST, and its series:
DWS GNMA Fund

DWS INSTITUTIONAL FUNDS, and its series:
Cash Management Fund Institutional
Cash Reserves Fund Institutional
Daily Assets Fund Institutional
DWS Commodity Securities Fund
DWS EAFE Equity Index Fund
DWS Equity 500 Index Fund
DWS Inflation Protected Plus Fund
DWS U.S. Bond Index Fund

DWS INTERNATIONAL FUND, INC. , and its series:
DWS Emerging Markets Equity Fund
DWS Europe Equity Fund
DWS International Fund
DWS International Value Opportunities Fund
DWS Latin America Equity Fund

DWS INVESTMENT TRUST, and its series:
DWS Capital Growth Fund
DWS Growth & Income Fund
DWS Large Company Growth Fund
DWS S&P 500 Index Fund
DWS Small Cap Core Fund

DWS INVESTMENTS VIT TRUST, and its series:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

DWS INVESTORS FUNDS, INC., and its series:
DWS Japan Equity Fund

DWS MONEY FUNDS, and its series:
DWS Money Market Prime Series

DWS MONEY MARKET TRUST, and its series
DWS Money Market Series

DWS MULTI-MARKET INCOME TRUST

DWS MUNICIPAL INCOME TRUST

DWS MUNICIPAL TRUST, and its series:
DWS Strategic High Yield Tax-Free Fund
DWS Managed Municipal Bond Fund

DWS MUTUAL FUNDS, INC., and its series:
DWS Gold & Precious Metals Fund

DWS PORTFOLIO TRUST, and its series:
DWS Core Plus Income Fund
DWS Floating Rate Plus Fund

DWS RREEF REAL ESTATE FUND, INC.

DWS RREEF REAL ESTATE FUND II, INC.

DWS RREEF WORLD REAL ESTATE & TACTICAL STRATEGIES FUND, INC.

DWS SECURITIES TRUST, and its series:
DWS Climate Change Fund
DWS Health Care Fund

DWS STATE TAX-FREE INCOME SERIES, and its series:
DWS California Tax-Free Income Fund
DWS New York Tax-Free Income Fund

DWS STATE TAX FREE TRUST, and its series:
DWS Massachusetts Tax-Free Fund

DWS STRATEGIC GOVERNMENT SECURITIES FUND

DWS STRATEGIC INCOME TRUST

DWS STRATEGIC INCOME FUND

DWS STRATEGIC MUNICIPAL INCOME TRUST

DWS TARGET DATE SERIES, and its series:
DWS LifeCompass Retirement Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund

DWS TARGET FUND, and its series:
DWS Target 2010 Fund
DWS Target 2011 Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund
DWS LifeCompass Income Fund
DWS LifeCompass Protect Fund

DWS TAX FREE TRUST, and its series
DWS Intermediate Tax/AMT Free Fund

DWS TECHNOLOGY FUND

DWS VALUE BUILDER FUND, INC.


DWS VALUE EQUITY TRUST, and its series:
DWS Enhanced S&P 500 Index Fund
DWS Equity Income Fund

DWS VALUE SERIES, INC. and its series:
DWS Dreman Concentrated Value Fund
DWS Dreman High Return Equity Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Large Cap Value Fund

DWS VARIABLE SERIES I, and its series
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II, and its series
DWS Balanced VIP
DWS Blue Chip VIP
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Davis Venture Value VIP
DWS Dreman High Return Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS Growth Allocation VIP
DWS High Income VIP
DWS International Select Equity VIP
DWS Janus Growth & Income VIP
DWS Large Cap Value VIP
DWS Mid Cap Growth VIP
DWS Moderate Allocation VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

INVESTORS CASH TRUST, and its series:
Treasury Portfolio

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

                                                      1933 Act File No. 33-07404
                                                     1940 Act File No. 811-04760




                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                        POST-EFFECTIVE AMENDMENT NO. 163
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 163
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                                DWS ADVISOR FUNDS

                                DWS ADVISOR FUNDS

                                  EXHIBIT INDEX

                                     (d)(1)
                                     (h)(6)
                                     (h)(8)
                                     (i)(20)
                                     (i)(21)
                                       (j)



                                       14